UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2010

Item 1. Reports to Stockholders

Fidelity®
Nasdaq Composite® Index
Fund

Semiannual Report

May 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite®, and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMX Group, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Actual	.35%	$ 1,000.00	$ 1,056.50	$ 1.79
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.19	$ 1.77

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.7	5.5
Microsoft Corp.	6.5	8.1
Cisco Systems, Inc.	3.8	4.2
Google, Inc. Class A	3.4	4.4
Intel Corp.	3.4	3.3
Oracle Corp.	3.2	3.4
QUALCOMM, Inc.	1.7	2.3
Amazon.com, Inc.	1.6	1.8
Amgen, Inc.	1.4	1.8
Teva Pharmaceutical Industries Ltd. sponsored ADR	1.1	1.2
	32.8
Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	50.6	52.7
Consumer Discretionary	14.3	13.4
Health Care	13.9	14.3
Financials	7.6	7.9
Industrials	5.4	5.4
Consumer Staples	1.9	1.9
Telecommunication Services	1.6	1.4
Energy	1.3	1.3
Materials	1.1	1.1
Utilities	0.1	0.1
Asset Allocation (% of fund's net assets)

To match the Nasdaq Composite® Index, Fidelity Nasdaq Composite Index Fund seeks 100% investment exposure to stocks at all times.

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 14.3%
Auto Components - 0.2%
Amerigon, Inc. (a)	1,196	$ 10,549
Ballard Power Systems, Inc. (a)(c)	6,442	12,779
China Automotive Systems, Inc. (a)(c)	2,671	48,425
China XD Plastics Co. Ltd. (a)(c)	2,700	18,144
Dorman Products, Inc. (a)	1,496	33,869
Exide Technologies (a)	5,824	24,810
Federal-Mogul Corp. Class A (a)	7,311	126,188
Fuel Systems Solutions, Inc. (a)(c)	1,416	37,850
Gentex Corp.	9,673	190,365
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	19,263	13,099
Shiloh Industries, Inc. (a)	1,044	10,356
SORL Auto Parts, Inc. (a)(c)	1,464	14,435
Spartan Motors, Inc.	2,787	13,378
Strattec Security Corp. (a)	130	2,860
Tongxin International Ltd. (a)	3,086	16,078
Westport Innovations, Inc.	2,516	39,301
Wonder Auto Technology, Inc. (a)(c)	2,915	24,224
		636,710
Automobiles - 0.0%
Kandi Technologies Corp. (a)(c)	3,592	11,890
Distributors - 0.1%
Audiovox Corp. Class A (a)	1,524	12,451
Core-Mark Holding Co., Inc. (a)	1,192	32,279
LKQ Corp. (a)	10,023	184,624
		229,354
Diversified Consumer Services - 0.8%
American Public Education, Inc. (a)	1,897	77,568
Apollo Group, Inc. Class A (non-vtg.) (a)	11,016	585,611
Cambium Learning Group, Inc. (a)	3,505	16,999
Capella Education Co. (a)	1,115	95,790
Career Education Corp. (a)	6,010	168,280
ChinaCast Education Corp. (a)	2,890	19,103
Coinstar, Inc. (a)	2,145	115,101
Collectors Universe, Inc.	712	9,797
Corinthian Colleges, Inc. (a)(c)	5,713	76,497
Education Management Corp.	10,029	211,913
Grand Canyon Education, Inc. (a)	3,104	76,234
Learning Tree International, Inc. (a)	1,097	12,988
Lincoln Educational Services Corp. (a)	2,889	68,845
Matthews International Corp. Class A	2,184	70,718
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Nobel Learning Communities, Inc. (a)	750	$ 4,958
Princeton Review, Inc. (a)	2,376	5,702
Steiner Leisure Ltd. (a)	938	38,927
Stewart Enterprises, Inc. Class A	6,460	39,212
StoneMor Partners LP	1,100	21,846
Strayer Education, Inc.	1,084	260,160
		1,976,249
Hotels, Restaurants & Leisure - 1.7%
AFC Enterprises, Inc. (a)	2,444	25,564
Ambassadors Group, Inc.	1,175	13,736
Ambassadors International, Inc. (a)	7,807	3,904
Ameristar Casinos, Inc.	4,267	76,891
Benihana, Inc. (a)	188	1,128
Benihana, Inc. Class A (sub. vtg.) (a)	376	2,185
BJ's Restaurants, Inc. (a)(c)	1,953	45,290
Bob Evans Farms, Inc.	2,151	62,465
Buffalo Wild Wings, Inc. (a)	1,324	48,856
California Pizza Kitchen, Inc. (a)	1,973	35,968
Caribou Coffee Co., Inc. (a)	2,780	27,939
Carrols Restaurant Group, Inc. (a)	1,153	7,229
Century Casinos, Inc. (a)	1,085	2,474
China Lodging Group Ltd. ADR (c)	615	8,819
Churchill Downs, Inc.	1,123	37,654
Cosi, Inc. (a)	1,996	1,871
Cracker Barrel Old Country Store, Inc.	1,600	79,728
Ctrip.com International Ltd. sponsored ADR (a)	10,041	395,515
Denny's Corp. (a)	9,181	29,012
Einstein Noah Restaurant Group, Inc. (a)	1,406	18,180
eLong, Inc. sponsored ADR (a)	893	10,537
Empire Resorts, Inc. (a)	4,691	8,538
Famous Dave's of America, Inc. (a)	251	2,139
Gaming Partners International Corp.	597	3,254
Great Wolf Resorts, Inc. (a)	2,070	5,196
Home Inns & Hotels Management, Inc. sponsored ADR (a)	1,920	73,133
International Speedway Corp. Class A	1,932	53,883
Interval Leisure Group, Inc. (a)	4,080	55,162
Isle of Capri Casinos, Inc. (a)	2,440	24,302
Jack in the Box, Inc. (a)	3,800	85,272
Jamba, Inc. (a)	2,400	5,712
Lakes Entertainment, Inc. (a)	1,385	2,465
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
McCormick & Schmick's Seafood Restaurants (a)	992	$ 8,660
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(c)	12,861	55,174
Monarch Casino & Resort, Inc. (a)	2,000	23,160
Morgans Hotel Group Co. (a)	1,579	11,993
MTR Gaming Group, Inc. (a)	1,922	3,575
Multimedia Games, Inc. (a)	3,590	16,550
O'Charleys, Inc. (a)	1,573	11,719
P.F. Chang's China Bistro, Inc.	1,640	71,291
Panera Bread Co. Class A (a)	2,226	179,928
Papa John's International, Inc. (a)	2,041	50,678
Peet's Coffee & Tea, Inc. (a)	1,065	41,375
Penn National Gaming, Inc. (a)	5,644	144,486
PokerTek, Inc. (a)(c)	568	488
Premier Exhibitions, Inc. (a)	1,302	1,654
Red Robin Gourmet Burgers, Inc. (a)	1,445	29,781
Rick's Cabaret International, Inc. (a)	524	4,831
Ruth's Hospitality Group, Inc. (a)	3,483	16,858
Scientific Games Corp. Class A (a)	6,522	66,655
Shuffle Master, Inc. (a)	4,163	34,553
Sonic Corp. (a)	4,347	45,861
Starbucks Corp.	55,286	1,431,355
Texas Roadhouse, Inc. Class A (a)	5,066	73,964
The Cheesecake Factory, Inc. (a)	4,105	104,678
Town Sports International Holdings, Inc. (a)	1,521	4,517
Wynn Resorts Ltd.	9,302	780,252
Youbet.com, Inc. (a)	4,820	12,002
		4,480,039
Household Durables - 0.3%
Bassett Furniture Industries, Inc. (a)	931	4,962
Cavco Industries, Inc. (a)	956	34,904
CTI Industries Corp.	672	3,595
Deer Consumer Products, Inc. (a)	2,580	21,853
Dixie Group, Inc. (a)	767	3,221
Flexsteel Industries, Inc.	620	7,304
Garmin Ltd. (c)	14,535	488,085
Helen of Troy Ltd. (a)	1,916	49,356
Hooker Furniture Corp.	696	10,837
iRobot Corp. (a)	2,106	45,195
Lifetime Brands, Inc. (a)	634	8,863
Makita Corp. sponsored ADR	115	3,135
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Palm Harbor Homes, Inc. (a)	1,659	$ 3,633
Stanley Furniture Co., Inc. (a)	624	3,276
Universal Electronics, Inc. (a)	1,462	28,538
		716,757
Internet & Catalog Retail - 2.6%
1-800-FLOWERS.com, Inc. Class A (a)	1,747	4,664
Amazon.com, Inc. (a)	32,574	4,086,734
Bidz.com, Inc. (a)	6,158	10,592
Blue Nile, Inc. (a)	1,069	50,136
dELiA*s, Inc. (a)	2,226	3,539
Drugstore.com, Inc. (a)	9,138	31,343
Expedia, Inc.	18,760	404,466
Gaiam, Inc. Class A	839	6,645
Hollywood Media Corp. (a)	1,921	2,209
HSN, Inc. (a)	4,466	120,359
Liberty Media Corp. Interactive Series A (a)	43,271	561,225
Netflix, Inc. (a)	4,166	463,051
NutriSystem, Inc. (c)	2,558	56,916
Overstock.com, Inc. (a)(c)	2,329	52,403
PetMed Express, Inc. (c)	1,606	31,670
Priceline.com, Inc. (a)	3,614	690,852
Shutterfly, Inc. (a)	2,004	46,292
SinoCoking Coal and Coke Chemical Industries, Inc. (a)	1,300	19,019
US Auto Parts Network, Inc. (a)	2,459	20,065
ValueVision Media, Inc. Class A (a)	2,128	4,788
Vitacost.com, Inc.	2,000	20,540
		6,687,508
Leisure Equipment & Products - 0.3%
Arctic Cat, Inc. (a)	607	6,962
Escalade, Inc. (a)	749	3,535
Gametech International, Inc. (a)	660	1,155
JAKKS Pacific, Inc. (a)	2,354	34,863
Johnson Outdoors, Inc. Class A (a)	771	11,087
Mattel, Inc.	26,389	571,586
Optimal Group, Inc. Class A (a)	2,947	6,955
Pool Corp.	3,471	83,269
RC2 Corp. (a)	1,393	25,910
Smith & Wesson Holding Corp. (a)	5,026	21,888
Sport Supply Group, Inc.	976	13,108
		780,318
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 5.3%
AirMedia Group, Inc. ADR (a)	1,897	$ 7,664
Alloy, Inc. (a)	1,582	11,968
Ascent Media Corp. (a)	1,358	35,973
Beasley Broadcast Group, Inc. Class A (a)	689	3,562
Carmike Cinemas, Inc. (a)	861	9,557
Central European Media Enterprises Ltd. Class A (a)(c)	4,837	122,473
China Yida Holding Co. (a)(c)	1,936	22,438
CKX, Inc. (a)	7,153	37,911
Comcast Corp.:
Class A	151,877	2,747,455
Class A (special) (non-vtg.)	54,920	945,722
Crown Media Holdings, Inc. Class A (a)(c)	3,856	6,787
CTC Media, Inc.	10,879	159,160
Cumulus Media, Inc. Class A (a)	3,181	13,042
Daily Journal Corp. (a)	100	7,197
DIRECTV (a)	66,670	2,512,792
Discovery Communications, Inc. (a)	10,038	378,031
Discovery Communications, Inc. Class C (a)	10,336	328,065
DISH Network Corp. Class A	16,081	335,289
DreamWorks Animation SKG, Inc. Class A (a)	6,078	180,456
Emmis Communications Corp. Class A (a)	2,486	5,718
Fisher Communications, Inc. (a)	612	8,874
Focus Media Holding Ltd. ADR (a)	9,317	146,184
Global Sources Ltd. (a)	4,093	30,943
Global Traffic Network, Inc. (a)	1,198	6,242
Harris Interactive, Inc. (a)	4,199	4,829
IMAX Corp. (a)	5,287	91,706
interCLICK, Inc. (a)	1,301	5,321
Knology, Inc. (a)	3,599	43,044
Lamar Advertising Co. Class A (a)	5,427	159,934
Liberty Global, Inc.:
Class A (a)	10,349	267,004
Class B (a)	234	6,119
Class C (a)	8,587	220,342
Liberty Media Corp.:
Capital Series A (a)	7,068	297,280
Starz Series A (a)	3,882	203,106
LodgeNet Entertainment Corp. (a)	2,000	10,640
Madison Square Garden, Inc. Class A (a)	4,261	89,779
MDC Partners, Inc. Class A (sub. vtg.)	1,583	19,281
Mediacom Communications Corp. Class A (a)	4,507	24,022
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Morningstar, Inc. (a)	3,447	$ 168,214
National CineMedia, Inc.	3,385	59,204
Navarre Corp. (a)	871	1,707
Net Servicos de Comunicacao SA sponsored ADR (a)	4,583	46,838
New Frontier Media, Inc. (a)	1,084	1,973
News Corp.:
Class A	134,526	1,775,743
Class B (c)	57,140	877,670
Nexstar Broadcasting Group, Inc. Class A (a)	1,166	8,045
Outdoor Channel Holdings, Inc. (a)	1,940	11,543
Private Media Group, Inc. (a)	788	1,655
Radio One, Inc. Class D (non-vtg.) (a)	3,233	13,417
RCN Corp. (a)	4,276	62,109
ReachLocal, Inc.	1,900	27,892
Reading International, Inc. Class A (a)	1,500	6,090
Rentrak Corp. (a)	700	16,492
RRSat Global Communications Network Ltd.	1,101	9,909
Salem Communications Corp. Class A (a)	1,009	4,288
Scholastic Corp.	2,342	61,243
Sinclair Broadcast Group, Inc. Class A (a)	2,661	17,656
Sirius XM Radio, Inc. (a)(c)	281,287	289,726
Spanish Broadcasting System, Inc. Class A (a)	17,814	30,462
SuperMedia, Inc. (a)	1,700	51,221
Value Line, Inc.	658	13,028
Virgin Media, Inc.	24,291	392,543
VisionChina Media, Inc. ADR (a)(c)	5,356	16,122
Westwood One, Inc. (a)	1,202	16,455
WPP PLC sponsored ADR	1,012	47,544
Xinhua Sports & Entertainment sponsored ADR (a)	1,611	612
		13,535,311
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	6,146	384,678
Fred's, Inc. Class A	3,106	42,521
Sears Holdings Corp. (a)(c)	8,468	745,692
The Bon-Ton Stores, Inc. (a)	2,377	30,853
Tuesday Morning Corp. (a)	4,055	22,951
		1,226,695
Specialty Retail - 2.1%
A.C. Moore Arts & Crafts, Inc. (a)	3,230	8,979
America's Car Mart, Inc. (a)	1,346	32,600
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoChina International Ltd. (a)	756	$ 16,768
bebe Stores, Inc.	6,318	43,278
Bed Bath & Beyond, Inc. (a)	19,703	884,074
Big 5 Sporting Goods Corp.	1,981	29,299
Books-A-Million, Inc.	1,634	11,520
Cache, Inc. (a)	659	4,053
Casual Male Retail Group, Inc. (a)	2,971	11,141
Charming Shoppes, Inc. (a)	9,910	45,190
Citi Trends, Inc. (a)	1,148	39,124
Coldwater Creek, Inc. (a)	6,864	42,831
Conn's, Inc. (a)	1,681	12,574
Cost Plus, Inc. (a)	788	3,664
Destination Maternity Corp. (a)	235	6,312
Dress Barn, Inc. (a)	5,465	149,686
Finish Line, Inc. Class A	3,833	63,819
Golfsmith International Holdings, Inc. (a)	629	2,296
Gymboree Corp. (a)	1,904	84,880
Hastings Entertainment, Inc. (a)	1,374	10,346
Hibbett Sports, Inc. (a)	2,043	52,648
Hot Topic, Inc.	3,405	18,932
Jos. A. Bank Clothiers, Inc. (a)	1,166	70,753
Kirkland's, Inc. (a)	1,250	26,900
Monro Muffler Brake, Inc.	1,480	58,297
O'Reilly Automotive, Inc. (a)	9,760	497,955
Pacific Sunwear of California, Inc. (a)	4,706	19,153
PetSmart, Inc.	8,571	272,215
Rent-A-Center, Inc. (a)	4,584	111,024
Ross Stores, Inc.	9,003	471,757
rue21, Inc.	1,773	60,193
Select Comfort Corp. (a)	4,300	48,246
Shoe Carnival, Inc. (a)	605	15,167
Staples, Inc.	53,896	1,159,842
Stein Mart, Inc. (a)	4,316	34,399
The Children's Place Retail Stores, Inc. (a)	1,954	92,092
Tractor Supply Co.	2,375	160,930
Trans World Entertainment Corp. (a)	1,445	2,702
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4,220	107,948
Urban Outfitters, Inc. (a)	12,628	458,396
West Marine, Inc. (a)	1,329	14,792
Wet Seal, Inc. Class A (a)	8,704	35,686
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Winmark Corp.	446	$ 13,911
Zumiez, Inc. (a)	2,785	47,679
		5,354,051
Textiles, Apparel & Luxury Goods - 0.4%
Cherokee, Inc.	881	18,052
Columbia Sportswear Co.	2,430	124,367
Crocs, Inc. (a)	7,587	78,525
Deckers Outdoor Corp. (a)	865	125,183
Exceed Co. Ltd. (a)(c)	1,935	14,996
Fossil, Inc. (a)	4,752	178,200
Fuqi International, Inc. (a)(c)	3,049	28,203
G-III Apparel Group Ltd. (a)	1,179	33,802
Heelys, Inc. (a)	1,200	3,288
Iconix Brand Group, Inc. (a)	4,807	78,114
Joe's Jeans, Inc. (a)(c)	4,434	9,977
K-Swiss, Inc. Class A (a)	2,810	35,041
LJ International, Inc. (a)	4,357	12,766
lululemon athletica, Inc. (a)(c)	3,579	146,238
Perry Ellis International, Inc. (a)	1,086	26,129
Rocky Brands, Inc. (a)	112	921
Steven Madden Ltd. (a)	1,845	62,232
Tandy Brands Accessories, Inc. (a)	905	3,593
True Religion Apparel, Inc. (a)	1,926	53,177
Volcom, Inc. (a)	1,724	34,411
Wacoal Holdings Corp. sponsored ADR (c)	219	12,419
Weyco Group, Inc.	1,363	31,335
		1,110,969
TOTAL CONSUMER DISCRETIONARY		36,745,851
CONSUMER STAPLES - 1.9%
Beverages - 0.2%
Central European Distribution Corp. (a)	5,135	131,251
Coca-Cola Bottling Co. Consolidated	560	27,866
Hansen Natural Corp. (a)	6,303	246,132
Jones Soda Co. (a)	1,719	1,788
MGP Ingredients, Inc. (a)	1,799	12,215
National Beverage Corp.	3,200	38,208
		457,460
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.1%
Andersons, Inc.	1,237	$ 40,487
Arden Group, Inc. Class A	208	18,522
Casey's General Stores, Inc.	3,684	135,829
China Jo-Jo Drugstores, Inc. (a)	1,100	4,807
Costco Wholesale Corp.	31,863	1,856,020
Ingles Markets, Inc. Class A	1,509	22,922
Nash-Finch Co.	1,029	37,157
PriceSmart, Inc.	2,391	57,408
QKL Stores, Inc. (a)	3,276	17,068
Spartan Stores, Inc.	3,350	51,054
Susser Holdings Corp. (a)	1,119	11,224
The Pantry, Inc. (a)	1,730	26,452
United Natural Foods, Inc. (a)	2,835	88,027
Village Super Market, Inc. Class A	428	11,505
Whole Foods Market, Inc. (a)	12,436	502,787
Winn-Dixie Stores, Inc. (a)	3,840	43,008
		2,924,277
Food Products - 0.5%
AgFeed Industries, Inc. (a)(c)	2,483	8,343
Alico, Inc.	753	19,126
American Italian Pasta Co. Class A (a)	1,524	59,299
Bridgford Foods Corp.	433	5,975
Cal-Maine Foods, Inc.	1,475	47,746
Calavo Growers, Inc.	1,103	17,615
Cresud S.A.C.I.F. y A. sponsored ADR	3,460	42,247
Diamond Foods, Inc.	1,457	60,393
Farmer Brothers Co.	1,034	18,085
Green Mountain Coffee Roasters, Inc. (a)	9,621	227,537
Griffin Land & Nurseries, Inc.	729	19,829
Hain Celestial Group, Inc. (a)	4,373	94,282
Imperial Sugar Co.	582	6,146
J&J Snack Foods Corp.	1,258	55,893
John B. Sanfilippo & Son, Inc. (a)	308	4,497
Lancaster Colony Corp.	1,886	103,089
Lance, Inc.	2,342	45,201
Lifeway Foods, Inc. (a)	1,041	10,899
Origin Agritech Ltd. (a)	3,445	32,004
Sanderson Farms, Inc.	1,406	77,119
Seneca Foods Group Class A (a)	877	25,836
SkyPeople Fruit Juice, Inc. (a)	1,700	9,486
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Smart Balance, Inc. (a)	5,777	$ 34,546
SunOpta, Inc. (a)	4,632	21,751
Synutra International, Inc. (a)(c)	3,700	73,112
Yuhe International, Inc. (a)(c)	1,958	18,170
Zhongpin, Inc. (a)	2,426	29,500
		1,167,726
Household Products - 0.0%
Central Garden & Pet Co. (a)	2,553	25,658
Central Garden & Pet Co. Class A (non-vtg.) (a)	3,017	28,541
WD-40 Co.	1,981	64,660
		118,859
Personal Products - 0.1%
China Sky One Medical, Inc. (a)	1,836	23,244
China-Biotics, Inc. (a)(c)	1,652	23,657
Elizabeth Arden, Inc. (a)	2,714	46,138
GLG Life Tech Corp. (a)	1,584	11,567
Inter Parfums, Inc.	3,013	47,093
Mannatech, Inc. (c)	1,708	4,321
Nutraceutical International Corp. (a)	889	12,562
Parlux Fragrances, Inc. (a)	684	1,238
Physicians Formula Holdings, Inc. (a)	1,230	4,760
Reliv International, Inc.	923	2,584
The Female Health Co.	2,003	11,698
USANA Health Sciences, Inc. (a)	1,178	44,116
		232,978
Tobacco - 0.0%
Star Scientific, Inc. (a)(c)	6,277	9,604
TOTAL CONSUMER STAPLES		4,910,904
ENERGY - 1.3%
Energy Equipment & Services - 0.2%
Acergy SA sponsored ADR	2,091	31,595
Bronco Drilling Co., Inc. (a)	1,816	6,628
Dawson Geophysical Co. (a)	534	12,004
ENGlobal Corp. (a)	1,250	3,325
Exterran Partners LP	1,705	34,867
Global Industries Ltd. (a)	8,313	43,394
Gulf Island Fabrication, Inc.	1,159	21,175
Hercules Offshore, Inc. (a)	6,988	21,803
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Lufkin Industries, Inc.	1,011	$ 80,607
Matrix Service Co. (a)	2,410	23,714
Mitcham Industries, Inc. (a)	452	2,811
Omni Energy Services Corp. (a)	884	1,812
OYO Geospace Corp. (a)	311	14,191
Patterson-UTI Energy, Inc.	10,662	149,588
PHI, Inc. (non-vtg.) (a)	1,466	25,846
Recon Technology Ltd.	1,253	5,764
Seahawk Drilling, Inc. (a)	1,067	12,900
Superior Well Services, Inc. (a)	1,972	29,797
T-3 Energy Services, Inc. (a)	1,599	42,645
Tesco Corp. (a)	2,917	32,758
TGC Industries, Inc.	1,256	4,245
Trico Marine Services, Inc. (a)	800	1,168
Union Drilling, Inc. (a)	1,261	6,860
		609,497
Oil, Gas & Consumable Fuels - 1.1%
Abraxas Petroleum Corp. (a)	4,833	12,662
Alliance Holdings GP, LP	3,971	123,498
Alliance Resource Partners LP	2,444	111,080
APCO Argentina, Inc.	2,112	59,664
Approach Resources, Inc. (a)	1,835	13,157
Atlas Energy, Inc. (a)	5,272	162,799
ATP Oil & Gas Corp. (a)(c)	3,994	42,496
BioFuel Energy Corp. (a)(c)	3,636	7,454
BreitBurn Energy Partners LP	3,924	57,879
Brigham Exploration Co. (a)	7,719	132,612
Calumet Specialty Products Partners LP	1,943	35,071
Capital Product Partners LP	3,440	25,869
Carrizo Oil & Gas, Inc. (a)	2,185	38,762
China Integrated Energy, Inc. (a)	2,613	24,484
Clayton Williams Energy, Inc. (a)	1,241	56,341
Clean Energy Fuels Corp. (a)(c)	4,495	67,065
Copano Energy LLC	5,207	127,728
CREDO Petroleum Corp. (a)	469	3,991
Crimson Exploration, Inc. (a)	2,641	7,289
Crosstex Energy LP (a)	4,020	38,833
Crosstex Energy, Inc. (a)	4,501	30,427
Delta Petroleum Corp. (a)(c)	16,416	19,371
Dorchester Minerals LP	3,264	85,517
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Double Eagle Petroleum Co. (a)	564	$ 2,538
Eagle Rock Energy Partners LP	5,065	31,261
Eagle Rock Energy Partners LP rights 6/30/10 (a)	1,772	4,820
Energy XXI (Bermuda) Ltd. (a)	3,441	54,746
EV Energy Partners LP	1,853	54,237
FX Energy, Inc. (a)	3,870	13,932
Geomet, Inc. (a)	2,493	3,141
Georesources, Inc. (a)	1,031	14,764
Golar LNG Ltd. (NASDAQ)	4,752	54,315
Green Plains Renewable Energy, Inc. (a)	3,167	35,185
Gulfport Energy Corp. (a)	2,670	35,057
Houston American Energy Corp.	2,500	30,250
Isramco, Inc. (a)	150	7,652
Ivanhoe Energy, Inc. (a)(c)	19,997	47,717
James River Coal Co. (a)	2,722	43,661
Knightsbridge Tankers Ltd.	1,852	31,984
L&L Energy, Inc. (a)	1,500	13,830
Legacy Reserves LP	2,355	52,752
LINN Energy LLC	11,672	285,614
Magellan Petroleum Corp. (a)	4,557	7,884
Marine Petroleum Trust	475	7,790
Martin Midstream Partners LP	1,264	37,427
Miller Petroleum, Inc. (a)	1,800	10,602
New Generation Biofuels Holdings, Inc. (a)	10,914	7,094
NGAS Resources, Inc. (a)(c)	1,100	1,232
Omega Navigation Enterprises, Inc. Class A (a)	768	1,905
Pacific Ethanol, Inc. (a)(c)	5,548	4,383
Petroleum Development Corp. (a)	1,182	24,349
PostRock Energy Corp. (a)	945	4,564
PrimeEnergy Corp. (a)	168	3,348
Ram Energy Resources, Inc. (a)	7,581	12,888
Regency Energy Partners LP	6,332	145,636
Rex Energy Corp. (a)	3,122	32,625
Rosetta Resources, Inc. (a)	4,350	95,396
StealthGas, Inc. (a)	1,288	6,569
Syntroleum Corp. (a)	7,054	14,461
TC Pipelines LP	3,094	117,634
TEL Offshore Trust (a)	435	1,340
Top Ships, Inc. (a)	1,897	2,182
Toreador Resources Corp. (a)(c)	1,924	13,545
TORM AS ADR	347	2,714
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TransGlobe Energy Corp. (a)	4,888	$ 35,038
Uranium Resources, Inc. (a)	2,300	1,081
Verenium Corp. (a)(c)	1,612	5,126
Warren Resources, Inc. (a)	3,124	9,434
Zion Oil & Gas, Inc. (a)(c)	2,179	11,440
Zion Oil & Gas, Inc. rights 6/30/10 (a)	1,089	272
		2,719,464
TOTAL ENERGY		3,328,961
FINANCIALS - 7.6%
Capital Markets - 1.4%
American Capital Ltd.	19,702	105,012
BGC Partners, Inc. Class A	5,310	33,081
Calamos Asset Management, Inc. Class A	1,792	19,712
Capital Southwest Corp.	282	25,989
Cowen Group, Inc. Class A (a)	4,369	20,709
Deerfield Capital Corp. (a)	1,024	5,622
Diamond Hill Investment Group, Inc.	178	11,743
E*TRADE Financial Corp. (a)	161,296	238,718
Epoch Holding Corp.	1,309	15,525
FBR Capital Markets Corp. (a)	10,412	42,169
Financial Engines, Inc. (a)	2,992	45,598
FirstCity Financial Corp. (a)	1,173	7,460
GFI Group, Inc.	8,129	49,180
Gleacher & Co., Inc. (a)	15,217	59,955
Harris & Harris Group, Inc. (a)	3,415	14,411
International Assets Holding Corp. (a)	892	14,593
Northern Trust Corp.	17,552	891,817
optionsXpress Holdings, Inc. (a)	3,928	63,044
Penson Worldwide, Inc. (a)(c)	2,074	14,020
Prospect Capital Corp.	6,371	65,685
Rodman & Renshaw Capital Group, Inc. (a)	2,182	7,833
Sanders Morris Harris Group, Inc.	2,380	12,709
SEI Investments Co.	13,400	282,606
Siebert Financial Corp. (a)	2,067	4,527
T. Rowe Price Group, Inc.	18,390	910,673
TD Ameritrade Holding Corp. (a)	41,782	740,795
Thomas Weisel Partners Group, Inc. (a)	2,194	15,051
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
TradeStation Group, Inc. (a)	3,142	$ 22,340
U.S. Global Investments, Inc. Class A	870	6,177
		3,746,754
Commercial Banks - 3.0%
1st Source Corp.	1,711	32,903
1st United Bancorp, Inc. (a)	1,509	11,921
Alliance Financial Corp.	376	10,445
American National Bankshares, Inc.	549	11,057
American River Bankshares	684	5,540
Ameris Bancorp	917	10,335
AmeriServ Financial, Inc. (a)	1,045	1,839
Ames National Corp.	710	13,249
Arrow Financial Corp.	850	21,658
Associated Banc-Corp.	12,274	164,840
BancFirst Corp.	1,737	68,942
Bancorp Rhode Island, Inc.	498	14,238
Bancorp, Inc., Delaware (a)	2,028	16,163
BancTrust Financial Group, Inc.	1,124	4,979
Bank of Florida Corp. (a)(c)	413	263
Bank of Florida Corp. rights (a)	1,239	0
Bank of Granite Corp. (a)	972	1,302
Bank of Kentucky Financial Corp.	406	6,496
Bank of Marin Bancorp	428	13,341
Bank of the Ozarks, Inc.	1,395	49,230
Banner Corp. (c)	1,305	5,625
BNC Bancorp	475	4,750
BOK Financial Corp.	5,147	260,181
Boston Private Financial Holdings, Inc.	6,522	47,741
Bridge Bancorp, Inc.	424	9,438
Bridge Capital Holdings (a)	707	7,289
Bryn Mawr Bank Corp.	785	13,722
Cadence Financial Corp. (a)	596	983
Camden National Corp.	695	21,823
Capital Bank Corp.	729	2,836
Capital City Bank Group, Inc.	991	14,875
Cardinal Financial Corp.	1,972	20,706
Cascade Bancorp (a)(c)	2,416	1,450
Cascade Financial Corp. (a)	1,011	1,436
Cathay General Bancorp	6,123	67,475
Center Bancorp, Inc.	648	4,776
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Center Financial Corp. (a)	2,368	$ 13,829
Centerstate Banks of Florida, Inc.	2,198	25,431
Century Bancorp, Inc. Class A (non-vtg.)	318	6,449
Chemical Financial Corp.	2,040	49,409
Chicopee Bancorp, Inc. (a)	716	8,377
Citizens & Northern Corp.	811	10,251
Citizens Banking Corp., Michigan (a)	49,350	54,285
City Holding Co.	1,436	46,081
CNB Financial Corp., Pennsylvania	587	8,441
CoBiz, Inc.	2,255	14,951
Colony Bankcorp, Inc.	217	1,549
Columbia Banking Systems, Inc.	2,880	64,310
Commerce Bancshares, Inc.	6,565	244,021
Commonwealth Bankshares, Inc. (c)	311	1,057
Community Trust Bancorp, Inc.	1,536	41,196
CVB Financial Corp.	7,632	75,786
Danvers Bancorp, Inc.	2,696	42,678
Dearborn Bancorp, Inc. (a)(c)	465	1,144
Eagle Bancorp, Inc., Maryland (a)	2,319	30,217
East West Bancorp, Inc.	10,842	184,314
Eastern Virgina Bankshares, Inc.	469	3,264
Enterprise Financial Services Corp.	830	8,350
Farmers Capital Bank Corp.	175	1,194
Fidelity Southern Corp.	456	3,238
Fifth Third Bancorp	58,593	761,123
Financial Institutions, Inc.	990	18,889
First Bancorp, North Carolina	1,220	19,691
First Busey Corp.	5,408	25,364
First California Financial Group, Inc. (a)	4,861	14,291
First Citizen Bancshares, Inc.	600	120,000
First Community Bancshares, Inc.	1,036	16,638
First Financial Bancorp, Ohio	4,010	63,739
First Financial Bankshares, Inc.	1,429	71,707
First Financial Corp., Indiana	1,190	33,737
First Interstate Bancsystem, Inc.	700	11,025
First M&F Corp.	312	1,298
First Mariner Bancorp, Inc. (a)	782	1,009
First Merchants Corp.	3,562	30,740
First Midwest Bancorp, Inc., Delaware	5,064	70,238
First of Long Island Corp.	572	14,500
First Security Group, Inc.	566	1,500
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First South Bancorp, Inc., Virginia (c)	619	$ 8,406
First State Bancorp. (a)(c)	1,395	711
First United Corp.	493	2,835
Firstbank Corp., Michigan	489	2,567
FirstMerit Corp.	7,897	147,200
FNB Corp., North Carolina	602	771
Fulton Financial Corp.	14,543	144,703
German American Bancorp, Inc.	686	10,949
Glacier Bancorp, Inc.	5,079	80,553
Great Southern Bancorp, Inc.	844	20,838
Green Bankshares, Inc. (a)(c)	802	9,271
Grupo Financiero Galicia SA sponsored ADR (a)	2,672	14,830
Guaranty Bancorp (a)	2,883	4,296
Hampton Roads Bankshares, Inc. (c)	1,999	3,918
Hancock Holding Co.	2,438	93,205
Hanmi Financial Corp. (a)(c)	4,037	9,325
Hawthorn Bancshares, Inc.	299	3,573
Heartland Financial USA, Inc.	1,634	29,216
Heritage Commerce Corp. (a)	500	2,250
Heritage Financial Corp., Washington (a)	1,562	23,383
Home Bancshares, Inc.	1,826	43,057
Hudson Valley Holding Corp.	1,162	27,795
Huntington Bancshares, Inc.	50,775	312,774
IBERIABANK Corp.	1,887	103,653
Independent Bank Corp., Massachusetts	1,594	38,607
Independent Bank Corp., Michigan (c)	1,341	1,140
Integra Bank Corp. (c)	932	867
International Bancshares Corp.	4,507	89,013
Intervest Bancshares Corp. Class A (a)	539	2,905
Investors Bancorp, Inc. (a)	7,970	108,870
Lakeland Bancorp, Inc.	1,703	16,928
Lakeland Financial Corp.	2,507	50,641
LNB Bancorp, Inc.	836	4,180
Macatawa Bank Corp. (a)(c)	639	1,118
MainSource Financial Group, Inc.	1,798	14,941
MB Financial, Inc.	3,500	76,475
MBT Financial Corp. (c)	578	1,543
Mercantile Bank Corp.	476	2,832
Merchants Bancshares, Inc.	610	13,951
Metro Bancorp, Inc. (a)	1,268	16,471
Metrocorp Bancshares, Inc. (a)	399	1,373
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Middleburg Financial Corp.	329	$ 4,896
Nara Bancorp, Inc. (a)	2,750	20,983
National Bankshares, Inc.	287	7,109
National Penn Bancshares, Inc.	8,614	60,212
NBT Bancorp, Inc.	2,341	51,385
NewBridge Bancorp (a)	1,464	6,149
North Valley Bancorp (a)	582	1,339
Northern States Financial Corp. (a)	462	1,474
Northfield Bancorp, Inc.	3,924	57,055
Northrim Bancorp, Inc.	360	6,199
Old Point Financial Corp.	453	5,699
Old Second Bancorp, Inc. (c)	929	3,827
Orrstown Financial Services, Inc.	470	11,477
PAB Bankshares, Inc. (a)(c)	579	869
Pacific Capital Bancorp (a)(c)	5,011	8,118
Pacific Continental Corp.	1,605	17,799
Pacific Mercantile Bancorp (a)	562	2,383
PacWest Bancorp	2,457	51,204
Patriot National Bancorp, Inc. (a)	549	917
Peapack-Gladstone Financial Corp.	546	7,262
Penns Woods Bancorp, Inc.	361	10,678
Peoples Bancorp, Inc.	991	15,033
Pinnacle Financial Partners, Inc. (a)	2,472	33,792
Popular, Inc. (a)	47,853	144,995
Porter Bancorp, Inc.	496	7,043
Preferred Bank, Los Angeles California (a)	632	1,390
PremierWest Bancorp (a)	6,618	4,368
PrivateBancorp, Inc.	5,144	68,158
Prosperity Bancshares, Inc.	3,196	115,184
Renasant Corp.	1,973	28,313
Republic Bancorp, Inc., Kentucky Class A	1,724	39,911
Republic First Bancorp, Inc. (a)	530	1,574
Royal Bancshares of Pennsylvania, Inc. Class A (a)	504	1,588
Rurban Financial Corp.	723	4,121
S&T Bancorp, Inc.	2,197	47,389
S.Y. Bancorp, Inc.	1,488	34,879
Sandy Spring Bancorp, Inc.	2,008	31,084
SCBT Financial Corp.	1,465	52,432
Seacoast Banking Corp., Florida (a)(c)	4,680	8,845
Shore Bancshares, Inc.	765	9,800
Sierra Bancorp	727	9,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Signature Bank, New York (a)	3,665	$ 138,684
Silver State Bancorp (a)	100	0
Simmons First National Corp. Class A	1,418	37,378
Smithtown Bancorp, Inc. (c)	1,357	3,664
South Financial Group, Inc.	21,669	5,898
Southcoast Financial Corp. (a)	534	1,655
Southern Community Financial Corp. (a)	910	2,211
Southside Bancshares, Inc.	1,606	32,522
Southwest Bancorp, Inc., Oklahoma	1,648	25,478
State Bancorp, Inc., New York	2,462	22,650
StellarOne Corp.	1,819	25,029
Sterling Bancshares, Inc.	6,211	33,229
Sterling Financial Corp., Washington (a)(c)	4,804	4,083
Suffolk Bancorp	1,580	49,802
Summit Financial Group, Inc.	583	2,326
Sun Bancorp, Inc., New Jersey	2,559	12,181
Superior Bancorp (a)	529	1,524
Susquehanna Bancshares, Inc., Pennsylvania	9,144	80,193
SVB Financial Group (a)	2,878	129,107
Taylor Capital Group, Inc. (a)(c)	2,535	32,321
Tennessee Commerce Bancorp, Inc. (a)	494	4,011
Texas Capital Bancshares, Inc. (a)	2,519	46,022
The First Bancorp, Inc.	846	12,453
TIB Financial Corp. (c)	818	614
Tower Bancorp, Inc.	358	8,434
TowneBank (c)	2,286	33,307
Trico Bancshares	1,843	33,708
Trustmark Corp.	4,301	96,213
UMB Financial Corp.	3,602	140,298
Umpqua Holdings Corp.	8,372	105,152
Union/First Market Bankshares Corp.	1,847	28,776
United Bankshares, Inc., West Virginia (c)	3,191	85,902
United Community Banks, Inc., Georgia	6,325	29,316
United Security Bancshares, Inc.	450	6,336
United Security Bancshares, California (c)	953	4,527
Univest Corp. of Pennsylvania	1,063	20,473
Virginia Commerce Bancorp, Inc. (a)	1,689	11,266
VIST Financial Corp.	512	4,275
Washington Banking Co., Oak Harbor	1,761	23,122
Washington Trust Bancorp, Inc.	1,556	28,397
WesBanco, Inc.	2,143	40,331
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
West Bancorp., Inc.	1,654	$ 13,199
West Coast Bancorp	6,425	17,990
Westamerica Bancorp.	2,596	144,519
Whitney Holding Corp.	8,702	103,119
Wilshire Bancorp, Inc.	1,594	16,227
Wintrust Financial Corp.	2,049	73,067
Yadkin Valley Financial Corp.	667	2,921
Zions Bancorp. (c)	11,760	281,652
		7,752,587
Consumer Finance - 0.1%
Cardtronics, Inc. (a)	3,938	50,997
CompuCredit Holdings Corp. (c)	4,390	20,106
Consumer Portfolio Services, Inc. (a)	1,184	1,812
Credit Acceptance Corp. (a)	2,212	105,446
Dollar Financial Corp. (a)	1,671	33,754
EZCORP, Inc. (non-vtg.) Class A (a)	3,381	61,906
First Cash Financial Services, Inc. (a)	2,190	46,056
Nicholas Financial, Inc.	590	5,015
QC Holdings, Inc.	1,007	3,676
Rewards Network, Inc.	439	4,697
World Acceptance Corp. (a)	1,195	42,697
		376,162
Diversified Financial Services - 0.9%
Asset Acceptance Capital Corp. (a)	2,070	12,234
Asta Funding, Inc.	686	6,140
California First National Bancorp	58	735
CME Group, Inc.	4,936	1,562,984
Compass Diversified Holdings	3,177	45,812
Encore Capital Group, Inc. (a)	1,489	31,120
Interactive Brokers Group, Inc. (a)	2,770	46,453
Life Partners Holdings, Inc. (c)	1,243	25,133
MarketAxess Holdings, Inc.	3,312	48,885
Marlin Business Services Corp. (a)	759	8,577
Medallion Financial Corp.	1,715	12,605
NewStar Financial, Inc. (a)	3,429	23,763
PICO Holdings, Inc. (a)	1,642	54,662
Portfolio Recovery Associates, Inc. (a)	1,231	84,274
Resource America, Inc. Class A	1,085	4,253
The NASDAQ Stock Market, Inc. (a)	14,986	278,590
		2,246,220
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 0.9%
21st Century Holding Co.	425	$ 1,641
Alterra Capital Holdings Ltd.	3,687	68,984
American National Insurance Co.	2,080	216,902
American Physicians Capital, Inc.	1,050	32,561
American Physicians Service Group, Inc.	1,613	38,164
Amerisafe, Inc. (a)	1,658	28,020
Amtrust Financial Services, Inc.	4,509	59,384
Arch Capital Group Ltd. (a)	4,000	294,080
Argo Group International Holdings, Ltd.	1,833	55,393
Baldwin & Lyons, Inc. Class B	1,187	26,791
Cincinnati Financial Corp.	10,995	298,954
CNinsure, Inc. ADR	1,576	39,432
CRM Holdings Ltd. (a)	727	298
Donegal Group, Inc. Class A	1,525	19,779
Eastern Insurance Holdings, Inc.	468	5,139
eHealth, Inc. (a)	1,971	26,096
EMC Insurance Group	882	19,669
Enstar Group Ltd. (a)	922	57,717
Erie Indemnity Co. Class A	3,805	174,535
FPIC Insurance Group, Inc. (a)	1,414	38,588
Greenlight Capital Re, Ltd. (a)	2,430	59,000
Hallmark Financial Services, Inc. (a)	1,598	16,252
Harleysville Group, Inc.	1,985	64,771
Infinity Property & Casualty Corp.	1,165	54,522
Investors Title Co.	370	11,600
Kansas City Life Insurance Co.	814	24,648
Maiden Holdings Ltd.	5,868	40,724
Mercer Insurance Group, Inc.	261	4,458
National Interstate Corp.	1,208	24,849
National Western Life Insurance Co. Class A	280	46,760
Navigators Group, Inc. (a)	1,115	45,670
PMA Capital Corp. Class A (a)	1,857	12,553
Presidential Life Corp.	3,187	33,432
Safety Insurance Group, Inc.	1,308	47,258
Selective Insurance Group, Inc.	3,494	54,506
State Auto Financial Corp.	2,892	52,287
Tower Group, Inc.	2,796	61,260
United America Indemnity Ltd. Class A (a)	3,630	28,895
United Fire & Casualty Co.	1,973	42,124
		2,227,696
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.1%
American Capital Agency Corp. (c)	1,833	$ 48,135
Gladstone Commercial Corp.	882	14,324
Investors Real Estate Trust	6,140	53,602
Mission West Properties, Inc.	1,926	12,923
Retail Opportunity Investments Corp.	3,350	32,361
		161,345
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	2,135	57,239
Avatar Holdings, Inc. (a)	1,147	23,846
China Housing & Land Development, Inc. (a)	2,274	6,708
China Real Estate Information Corp. ADR	954	7,489
Elbit Imaging Ltd. (a)	1,492	23,305
FirstService Corp. (sub. vtg.) (a)	2,137	47,266
Stratus Properties, Inc. (a)	335	3,400
Thomas Properties Group, Inc.	2,004	8,277
ZipRealty, Inc. (a)	624	1,972
		179,502
Thrifts & Mortgage Finance - 1.1%
Abington Bancorp, Inc.	2,376	21,099
America First Tax Exempt Investors LP	1,675	9,179
Anchor BanCorp Wisconsin, Inc. (a)(c)	2,266	1,598
Atlantic Coast Federal Corp.	668	1,977
Bank Mutual Corp.	4,433	28,460
BankFinancial Corp.	1,864	15,900
Beneficial Mutual Bancorp, Inc. (a)	6,328	65,242
Berkshire Bancorp, Inc. (a)	927	5,052
Berkshire Hills Bancorp, Inc.	1,600	29,184
BofI Holding, Inc. (a)	2,335	37,337
Brookline Bancorp, Inc., Delaware	4,768	47,489
Brooklyn Federal Bancorp, Inc.	773	4,329
Camco Financial Corp. (a)	727	2,246
Capitol Federal Financial	5,531	176,992
CFS Bancorp, Inc.	485	2,454
Citizens South Banking Corp., Delaware	637	3,886
Clifton Savings Bancorp, Inc.	1,915	16,852
Dime Community Bancshares, Inc.	3,457	44,111
Eagle Bancorp Montana, Inc.	1,100	11,055
ESB Financial Corp.	1,247	16,947
ESSA Bancorp, Inc.	1,551	19,450
First Advantage Bancorp	249	2,694
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
First Defiance Financial Corp.	2,372	$ 25,689
First Federal Bancshares of Arkansas, Inc.	569	1,730
First Financial Holdings, Inc.	1,653	23,175
First Financial Northwest, Inc.	2,916	14,026
First Financial Service Corp. (c)	413	3,135
First Niagara Financial Group, Inc.	15,059	198,929
First PacTrust Bancorp, Inc.	595	5,420
First Place Financial Corp.	740	3,530
Flushing Financial Corp.	2,335	31,616
Fox Chase Bancorp, Inc. (a)	1,095	11,771
Heritage Financial Group	814	9,996
HMN Financial, Inc. (a)	448	2,374
Home Federal Bancorp, Inc.	1,430	21,893
Hudson City Bancorp, Inc.	37,879	477,654
K-Fed Bancorp	734	7,340
Kearny Financial Corp.	4,321	37,982
Legacy Bancorp, Inc.	898	7,866
Louisiana Bancorp, Inc. (a)	97	1,413
LSB Corp.	631	7,635
LSB Financial Corp.	136	1,586
Meridian Interstate Bancorp, Inc. (a)	1,350	15,471
MutualFirst Financial, Inc.	550	4,142
NASB Financial, Inc.	486	8,306
Northeast Community Bancorp, Inc.	544	3,133
Northwest Bancshares, Inc.	7,812	90,854
OceanFirst Financial Corp.	1,038	12,695
Oritani Financial Corp.	2,550	37,205
Pamrapo Bancorp, Inc.	666	4,942
Parkvale Financial Corp.	256	2,240
People's United Financial, Inc.	26,207	366,112
Provident Financial Holdings, Inc.	315	2,076
Provident New York Bancorp	3,587	32,606
Prudential Bancorp, Inc. of Pennsylvania (c)	1,172	7,618
Pulaski Financial Corp.	484	3,243
PVF Capital Corp. (a)	1,421	3,098
Riverview Bancorp, Inc. (a)	1,020	3,193
Rockville Financial, Inc.	1,512	18,235
Roma Financial Corp.	2,638	30,469
Rome Bancorp, Inc.	1,067	9,646
Severn Bancorp, Inc.	677	4,001
SI Financial Group, Inc.	1,167	7,586
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Territorial Bancorp, Inc.	477	$ 9,416
TFS Financial Corp.	21,547	285,282
Timberland Bancorp, Inc.	250	1,018
Tree.com, Inc. (a)	388	2,724
Trustco Bank Corp., New York	5,917	36,863
United Community Financial Corp., Ohio (a)	1,934	3,423
United Financial Bancorp, Inc.	2,852	38,673
United Western Bancorp, Inc.	3,337	4,071
ViewPoint Financial Group	1,624	25,789
Washington Federal, Inc.	7,563	130,689
Waterstone Financial, Inc. (a)	2,022	7,421
Westfield Financial, Inc.	4,429	37,691
WSFS Financial Corp.	627	25,287
		2,733,511
TOTAL FINANCIALS		19,423,777
HEALTH CARE - 13.9%
Biotechnology - 6.2%
3SBio, Inc. sponsored ADR (a)	1,110	13,775
Aastrom Biosciences, Inc. (a)	464	687
Abraxis BioScience, Inc. (a)	2,794	124,193
Acadia Pharmaceuticals, Inc. (a)	2,336	3,130
Achillion Pharmaceuticals, Inc. (a)	2,091	4,642
Acorda Therapeutics, Inc. (a)	2,796	96,126
AEterna Zentaris, Inc. (sub. vtg.) (a)	3,891	6,675
Affymax, Inc. (a)	1,595	35,090
Alexion Pharmaceuticals, Inc. (a)	6,600	330,198
Alkermes, Inc. (a)	6,265	71,139
Allos Therapeutics, Inc. (a)(c)	7,271	52,060
Alnylam Pharmaceuticals, Inc. (a)	4,529	71,558
AMAG Pharmaceuticals, Inc. (a)(c)	1,445	46,009
Amgen, Inc. (a)	70,198	3,634,852
Amicus Therapeutics, Inc. (a)	1,041	3,113
Amylin Pharmaceuticals, Inc. (a)(c)	10,138	167,480
Anadys Pharmaceuticals, Inc. (a)	2,079	4,927
Anthera Pharmaceuticals, Inc.	1,300	7,735
Antigenics, Inc. (a)(c)	9,659	9,949
Arena Pharmaceuticals, Inc. (a)(c)	7,480	23,038
ARIAD Pharmaceuticals, Inc. (a)	9,358	35,935
ArQule, Inc. (a)	6,080	37,149
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Array Biopharma, Inc. (a)	2,535	$ 9,684
AspenBio Pharma, Inc. (a)	1,506	5,602
Athersys, Inc. (a)	2,708	7,528
AVEO Pharmaceuticals, Inc.	1,900	15,219
AVI BioPharma, Inc. (a)(c)	10,138	14,497
Avigen, Inc. rights (a)	1,684	84
BioCryst Pharmaceuticals, Inc. (a)	2,702	19,130
Biogen Idec, Inc. (a)	20,163	956,331
BioMarin Pharmaceutical, Inc. (a)	6,875	134,200
Bionovo, Inc. (a)	3,200	1,344
Biosante Pharmaceuticals, Inc. (a)(c)	3,609	7,110
Biospecifics Technologies Corp. (a)	342	8,280
BioSphere Medical, Inc. (a)	611	2,627
Capstone Therapeutics Corp. (a)	1,251	996
Celera Corp. (a)	9,405	66,493
Celgene Corp. (a)	33,512	1,768,093
Cell Therapeutics, Inc. (a)(c)	53,221	19,165
Celldex Therapeutics, Inc. (a)	1,996	13,393
Cephalon, Inc. (a)	5,274	310,428
Cepheid, Inc. (a)(c)	4,096	73,236
Chelsea Therapeutics International Ltd. (a)	3,392	11,024
China Biologic Products, Inc. (a)	2,383	30,717
Cleveland Biolabs, Inc. (a)	3,204	10,445
Clinical Data, Inc. (a)	1,824	30,041
Codexis, Inc. (a)	2,784	28,787
Combinatorx, Inc. (a)(c)	9,513	14,460
Crucell NV sponsored ADR (a)	1,054	18,603
Cubist Pharmaceuticals, Inc. (a)	3,760	80,840
Curis, Inc. (a)	7,955	25,058
Cyclacel Pharmaceuticals, Inc. (a)	732	1,581
Cytokinetics, Inc. (a)	2,756	8,048
Cytori Therapeutics, Inc. (a)(c)	4,179	19,432
CytRx Corp. (a)(c)	5,744	5,916
Dendreon Corp. (a)	9,841	427,099
DUSA Pharmaceuticals, Inc. (a)	923	2,003
Dyax Corp. (a)	4,897	12,879
Dynavax Technologies Corp. (a)	1,807	3,325
EntreMed, Inc. (a)	4,673	2,103
Enzon Pharmaceuticals, Inc. (a)(c)	4,117	44,052
EpiCept Corp. (a)	6,238	9,419
Exact Sciences Corp. (a)	2,959	12,339
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Exelixis, Inc. (a)	8,847	$ 45,827
Genomic Health, Inc. (a)	2,164	32,460
Genta, Inc. (a)	2	0
Gentium SpA sponsored ADR (a)	138	649
GenVec, Inc. (a)(c)	7,648	4,352
Genzyme Corp. (a)	19,218	934,956
Geron Corp. (a)(c)	11,516	60,804
Gilead Sciences, Inc. (a)	66,197	2,377,796
GTx, Inc. (a)(c)	3,012	6,114
Halozyme Therapeutics, Inc. (a)	7,473	54,777
Human Genome Sciences, Inc. (a)(c)	13,845	342,802
Idenix Pharmaceuticals, Inc. (a)	8,087	31,620
Idera Pharmaceuticals, Inc. (a)	1,411	5,305
ImmunoGen, Inc. (a)	4,889	43,317
Immunomedics, Inc. (a)(c)	4,527	15,754
Incyte Corp. (a)(c)	8,834	113,870
Infinity Pharmaceuticals, Inc. (a)	1,638	11,515
Inhibitex, Inc. (a)	4,447	11,073
Insmed, Inc. (a)	9,133	7,398
InterMune, Inc. (a)	3,978	35,961
Ironwood Pharmaceuticals, Inc. Class A	731	8,582
Isis Pharmaceuticals, Inc. (a)	6,597	60,692
Keryx Biopharmaceuticals, Inc. (a)(c)	5,121	26,271
Lexicon Pharmaceuticals, Inc. (a)	23,805	34,993
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	1,933	0
rights 12/31/11 (a)	1,639	0
rights 12/31/11 (a)	1,639	0
rights 12/31/11 (a)	1,639	0
Class B (a)	11,799	18,170
rights (a)	1,518	152
rights (a)	1,518	213
rights (a)	1,518	99
rights (a)	1,518	91
MannKind Corp. (a)(c)	8,534	47,449
Marshall Edwards, Inc. (a)(c)	544	2,176
Martek Biosciences (a)	2,219	41,251
Maxygen, Inc. (a)	3,874	23,980
Medivation, Inc. (a)	2,582	30,261
Metabolix, Inc. (a)(c)	2,402	34,829
Micromet, Inc. (a)	5,634	34,311
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Molecular Insight Pharmaceuticals, Inc. (a)(c)	1,312	$ 1,811
Momenta Pharmaceuticals, Inc. (a)	2,874	38,138
Myriad Genetics, Inc. (a)	6,660	121,545
Myriad Pharmaceuticals, Inc. (a)	4,067	16,349
Nabi Biopharmaceuticals (a)	3,990	21,785
Nanosphere, Inc. (a)	2,685	14,741
Neurocrine Biosciences, Inc. (a)	3,383	13,532
NeurogesX, Inc. (a)(c)	1,369	10,733
Nile Therapeutics, Inc. (a)	5,215	2,608
Novavax, Inc. (a)(c)	7,440	17,930
NPS Pharmaceuticals, Inc. (a)	4,747	31,283
Nymox Pharmaceutical Corp. (a)	1,810	8,797
Omeros Corp.	2,026	11,994
OncoGenex Pharmaceuticals, Inc. (a)	515	7,730
Oncolytics Biotech, Inc. (a)	4,198	12,672
Oncothyreon, Inc. (a)(c)	2,510	8,760
ONYX Pharmaceuticals, Inc. (a)	4,548	101,375
Orchid Cellmark, Inc. (a)	2,602	4,215
OREXIGEN Therapeutics, Inc. (a)	3,466	18,855
OSI Pharmaceuticals, Inc. (a)	4,120	236,406
Osiris Therapeutics, Inc. (a)	3,298	20,217
OXiGENE, Inc. (a)(c)	1,607	1,296
Oxygen Biotherapeutics, Inc. (a)	1,500	4,455
PDL BioPharma, Inc.	8,372	44,958
Peregrine Pharmaceuticals, Inc. (a)(c)	3,244	10,543
Pharmacyclics, Inc. (a)	3,400	23,290
Pharmasset, Inc. (a)	2,429	71,558
Pluristem Therapeutics, Inc. (a)	7,166	7,596
Poniard Pharmaceuticals, Inc. (a)(c)	8,376	9,046
Progenics Pharmaceuticals, Inc. (a)	3,648	18,532
QLT, Inc. (a)	4,361	25,911
Regeneron Pharmaceuticals, Inc. (a)	5,541	158,306
Repligen Corp. (a)	1,624	5,765
Rigel Pharmaceuticals, Inc. (a)	5,767	37,601
RXi Pharmaceuticals Corp. (a)	745	2,891
Sangamo Biosciences, Inc. (a)	5,191	23,619
Savient Pharmaceuticals, Inc. (a)	6,581	79,235
SciClone Pharmaceuticals, Inc. (a)	4,363	15,140
Seattle Genetics, Inc. (a)	7,126	94,277
SIGA Technologies, Inc. (a)(c)	3,606	25,062
Sinovac Biotech Ltd. (a)(c)	4,346	17,558
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Spectrum Pharmaceuticals, Inc. (a)(c)	3,410	$ 13,742
StemCells, Inc. (a)(c)	19,124	19,506
Sunesis Pharmaceuticals, Inc. (a)(c)	1,761	1,409
Synta Pharmaceuticals Corp. (a)	2,072	6,485
Talecris Biotherapeutics Holdings Corp.	8,673	143,798
Targacept, Inc. (a)	2,128	48,944
Telik, Inc. (a)	2,715	2,932
Theravance, Inc. (a)	4,356	55,365
Transcept Pharmaceuticals, Inc. (a)	1,571	14,909
Trimeris, Inc. (a)	671	1,516
Trubion Pharmaceuticals, Inc. (a)	854	2,938
United Therapeutics Corp. (a)	3,873	198,375
Vanda Pharmaceuticals, Inc. (a)	1,679	12,273
Vertex Pharmaceuticals, Inc. (a)	14,658	507,020
Vical, Inc. (a)	5,241	17,453
XOMA Ltd. (a)(c)	27,930	12,320
ZIOPHARM Oncology, Inc. (a)	3,283	16,579
Zymogenetics, Inc. (a)	6,105	28,388
		16,013,008
Health Care Equipment & Supplies - 1.9%
Abaxis, Inc. (a)	1,567	35,273
Abiomed, Inc. (a)	3,647	35,558
Accuray, Inc. (a)	4,719	28,786
AGA Medical Holdings, Inc.	3,548	49,885
Align Technology, Inc. (a)	5,074	75,704
Alimera Sciences, Inc. (a)	2,500	21,850
Alphatec Holdings, Inc. (a)	3,191	17,008
American Medical Systems Holdings, Inc. (a)	5,221	117,786
Analogic Corp.	1,503	64,960
Angiodynamics, Inc. (a)	2,452	36,216
Anika Therapeutics, Inc. (a)	1,002	6,172
ArthroCare Corp. (a)	1,840	54,114
Atricure, Inc. (a)	695	3,593
Atrion Corp.	234	31,906
ATS Medical, Inc. (a)	9,178	36,345
BioLase Technology, Inc. (a)	592	941
Cardiac Science Corp. (a)	1,500	1,695
Cardica, Inc. (a)	1,278	2,109
Cardiovascular Systems, Inc. (a)	175	837
Cerus Corp. (a)	1,646	5,201
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
China Medical Technologies, Inc. sponsored ADR	1,646	$ 17,267
Conceptus, Inc. (a)	2,216	36,985
CONMED Corp. (a)	2,415	46,948
Cutera, Inc. (a)	521	4,626
Cyberonics, Inc. (a)	2,180	38,281
Cynosure, Inc. Class A (a)	700	7,917
Delcath Systems, Inc. (a)(c)	3,168	49,231
DENTSPLY International, Inc.	11,217	363,767
DexCom, Inc. (a)	4,859	51,165
DynaVox, Inc. Class A (a)	830	12,317
Endologix, Inc. (a)	4,661	21,161
ev3, Inc. (a)	7,787	147,330
Exactech, Inc. (a)	1,360	23,569
Gen-Probe, Inc. (a)	4,079	179,313
Given Imaging Ltd. (a)	1,925	33,264
Hansen Medical, Inc. (a)(c)	2,938	6,405
HealthTronics, Inc. (a)	1,523	7,341
HeartWare International, Inc. (a)	992	58,677
Hologic, Inc. (a)	19,464	290,014
ICU Medical, Inc. (a)	1,041	33,125
IDEXX Laboratories, Inc. (a)	4,006	253,339
Immucor, Inc. (a)	5,142	100,989
Insulet Corp. (a)	2,951	42,996
Integra LifeSciences Holdings Corp. (a)	2,675	105,395
Intuitive Surgical, Inc. (a)	2,827	912,471
IRIS International, Inc. (a)	2,486	25,854
Kensey Nash Corp. (a)	1,045	24,140
LeMaitre Vascular, Inc. (a)	426	2,334
Mako Surgical Corp. (a)	3,360	44,251
Masimo Corp.	3,996	88,471
Medical Action Industries, Inc. (a)	1,561	17,764
MELA Sciences, Inc. (a)	1,612	12,154
Meridian Bioscience, Inc.	2,843	49,696
Merit Medical Systems, Inc. (a)	2,018	30,855
Micrus Endovascular Corp. (a)	1,269	21,928
National Dentex Corp. (a)	337	5,695
Natus Medical, Inc. (a)	2,216	36,675
Neogen Corp. (a)	1,962	50,443
NeuroMetrix, Inc. (a)	497	641
NMT Medical, Inc. (a)	513	1,544
NuVasive, Inc. (a)(c)	2,787	109,445
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
NxStage Medical, Inc. (a)	4,414	$ 61,752
OraSure Technologies, Inc. (a)	2,902	13,117
Orthofix International NV (a)	1,423	45,379
Orthovita, Inc. (a)	5,865	18,211
Osteotech, Inc. (a)	1,235	4,668
OTIX Global, Inc. (a)	284	1,227
Palomar Medical Technologies, Inc. (a)	1,877	20,215
Quidel Corp. (a)	2,368	27,706
Rochester Medical Corp. (a)	1,184	12,325
Rockwell Medical Technologies, Inc. (a)	2,032	11,237
RTI Biologics, Inc. (a)	3,187	11,346
SenoRx, Inc. (a)	1,312	14,248
Shamir Optical Industry Ltd.	707	5,536
Sirona Dental Systems, Inc. (a)	3,843	135,965
Solta Medical, Inc. (a)	4,423	11,544
Somanetics Corp. (a)	1,490	26,850
SonoSite, Inc. (a)	1,349	39,242
Staar Surgical Co. (a)	2,835	14,742
Stereotaxis, Inc. (a)	2,207	8,210
SurModics, Inc. (a)(c)	1,470	25,005
Synergetics USA, Inc. (a)	1,175	3,196
Syneron Medical Ltd. (a)	2,826	29,560
Synovis Life Technologies, Inc. (a)	2,035	29,670
The Spectranetics Corp. (a)	1,742	10,382
ThermoGenesis Corp. (a)	4,407	2,640
Thoratec Corp. (a)	3,900	171,093
TomoTherapy, Inc. (a)	4,758	14,988
TranS1, Inc. (a)	612	1,965
Trinity Biotech PLC sponsored ADR (a)	674	4,192
Unilife Corp. (a)	3,500	20,055
Utah Medical Products, Inc.	500	13,215
Vascular Solutions, Inc. (a)	1,180	13,086
Volcano Corp. (a)	3,312	73,493
Winner Medical Group, Inc. (a)	1,800	10,800
Wright Medical Group, Inc. (a)	2,669	43,852
Young Innovations, Inc.	390	9,465
Zoll Medical Corp. (a)	1,648	47,874
		4,999,773
Health Care Providers & Services - 1.9%
Air Methods Corp. (a)	1,038	34,181
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Allied Healthcare International, Inc. (a)	7,104	$ 18,968
Almost Family, Inc. (a)	863	31,387
Amedisys, Inc. (a)	2,018	100,335
America Service Group, Inc.	530	9,752
American CareSource Holdings, Inc. (a)	1,100	1,980
American Dental Partners, Inc. (a)	1,575	18,884
AmSurg Corp. (a)	3,464	68,587
Animal Health International, Inc. (a)	1,331	3,381
Bio-Reference Laboratories, Inc. (a)	2,262	51,732
BioScrip, Inc. (a)	2,664	17,289
CardioNet, Inc. (a)	1,581	12,205
Catalyst Health Solutions, Inc. (a)	3,783	144,851
Chindex International, Inc. (a)	849	9,220
Clarient, Inc. (a)	6,261	18,971
Corvel Corp. (a)	957	33,945
Cross Country Healthcare, Inc. (a)	3,098	26,364
Dialysis Corp. of America (a)	301	3,377
Express Scripts, Inc. (a)	20,150	2,027,090
Genoptix, Inc. (a)	1,274	33,965
Gentiva Health Services, Inc. (a)	2,116	58,465
Health Grades, Inc. (a)	4,585	31,086
Healthways, Inc. (a)	2,712	38,456
Henry Schein, Inc. (a)	6,417	361,983
HMS Holdings Corp. (a)	1,903	103,257
InVentiv Health, Inc. (a)	2,645	66,072
IPC The Hospitalist Co., Inc. (a)	1,313	38,432
LCA-Vision, Inc. (a)	1,176	8,820
LHC Group, Inc. (a)	1,191	36,683
LifePoint Hospitals, Inc. (a)	4,210	149,413
Lincare Holdings, Inc.	4,580	214,436
Magellan Health Services, Inc. (a)	3,098	126,058
Medcath Corp. (a)	1,605	14,654
MWI Veterinary Supply, Inc. (a)	943	46,216
National Research Corp.	370	8,880
NightHawk Radiology Holdings, Inc. (a)	1,452	4,632
NovaMed Eyecare, Inc. (a)(c)	1,179	4,433
Odyssey Healthcare, Inc. (a)	2,366	62,841
Patterson Companies, Inc.	8,619	256,070
PDI, Inc. (a)	594	4,865
Prospect Medical Holdings, Inc. (a)	1,450	10,194
Providence Service Corp. (a)	853	13,981
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
PSS World Medical, Inc. (a)	3,884	$ 88,982
Psychiatric Solutions, Inc. (a)	3,939	127,545
RadNet, Inc. (a)	2,333	6,906
ResCare, Inc. (a)	2,120	23,850
Rural/Metro Corp. (a)	2,478	17,173
Sharps Compliance Corp. (a)	740	4,144
Sun Healthcare Group, Inc. (a)	3,205	29,198
The Ensign Group, Inc.	1,319	24,045
U.S. Physical Therapy, Inc. (a)	1,196	19,961
VCA Antech, Inc. (a)	5,900	153,754
Virtual Radiologic Corp. (a)(c)	997	16,829
		4,838,778
Health Care Technology - 0.6%
Allscripts-Misys Healthcare Solutions, Inc. (a)	10,203	191,918
athenahealth, Inc. (a)(c)	2,269	56,180
Cerner Corp. (a)	6,279	525,615
Computer Programs & Systems, Inc.	840	36,128
Eclipsys Corp. (a)	5,508	105,506
iCAD, Inc. (a)	2,501	3,576
MedAssets, Inc. (a)	3,780	85,768
Medidata Solutions, Inc.	1,700	23,885
MedQuist, Inc.	2,000	16,300
Merge Healthcare, Inc. (a)	4,327	9,822
Omnicell, Inc. (a)	2,544	33,326
Phase Forward, Inc. (a)	3,058	51,466
Quality Systems, Inc.	2,125	125,460
SXC Health Solutions Corp. (a)	2,071	153,613
Transcend Services, Inc. (a)	710	9,244
Vital Images, Inc. (a)	1,217	16,697
		1,444,504
Life Sciences Tools & Services - 1.0%
Accelrys, Inc. (a)	2,040	14,015
Affymetrix, Inc. (a)	5,223	34,211
Albany Molecular Research, Inc. (a)	3,021	19,395
Arrowhead Research Corp. (a)	1,920	2,592
Bruker BioSciences Corp. (a)	11,443	145,727
Caliper Life Sciences, Inc. (a)	7,618	29,253
Combimatrix Corp. (a)	142	385
Compugen Ltd. (a)	1,757	7,502
Dionex Corp. (a)	1,643	129,386
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Encorium Group, Inc. (a)(c)	269	$ 802
eResearchTechnology, Inc. (a)	4,964	39,414
Harvard Bioscience, Inc. (a)	3,295	12,027
Helicos BioSciences Corp. (a)(c)	11,685	4,909
ICON PLC sponsored ADR (a)	4,511	125,496
Illumina, Inc. (a)	8,646	363,478
Kendle International, Inc. (a)	727	10,251
Life Technologies Corp. (a)	12,928	647,176
Luminex Corp. (a)	3,105	53,189
Medtox Scientific, Inc. (a)	357	4,245
PAREXEL International Corp. (a)	4,020	89,666
Pharmaceutical Product Development, Inc.	8,524	228,784
Pure Bioscience (a)	1,890	6,275
QIAGEN NV (a)(c)	16,486	347,525
Sequenom, Inc. (a)(c)	4,998	30,638
Techne Corp.	2,429	147,076
		2,493,417
Pharmaceuticals - 2.3%
Acura Pharmaceuticals, Inc. (a)(c)	2,462	8,272
Adolor Corp. (a)	5,544	8,981
Akorn, Inc. (a)	4,150	11,994
Alexza Pharmaceuticals, Inc. (a)	4,285	14,226
Angiotech Pharmaceuticals, Inc. (a)	4,579	4,520
Ardea Biosciences, Inc. (a)	1,524	38,146
Auxilium Pharmaceuticals, Inc. (a)(c)	3,409	98,111
AVANIR Pharmaceuticals Class A (a)	6,500	15,535
Biodel, Inc. (a)	1,400	6,888
BioMimetic Therapeutics, Inc. (a)	1,931	23,520
BMP Sunstone Corp. (a)	3,220	16,003
Cadence Pharmaceuticals, Inc. (a)(c)	4,147	32,886
Cardiome Pharma Corp. (a)	5,488	46,544
Columbia Laboratories, Inc. (a)	1,899	1,994
Corcept Therapeutics, Inc. (a)	7,129	23,027
Cornerstone Therapeutics, Inc. (a)	1,844	10,253
Cumberland Pharmaceuticals, Inc.	1,718	11,957
Cypress Bioscience, Inc. (a)	3,928	16,183
DepoMed, Inc. (a)	2,463	8,399
Discovery Laboratories, Inc. (a)(c)	9,282	4,004
Durect Corp. (a)	10,798	27,427
Endo Pharmaceuticals Holdings, Inc. (a)	8,345	174,744
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Eurand NV (a)	5,501	$ 49,179
Flamel Technologies SA sponsored ADR (a)	1,311	9,282
Generex Biotechnology Corp. (a)	16,951	6,645
Harbor BioSciences, Inc. (a)	580	250
Hi-Tech Pharmacal Co., Inc. (a)	1,240	28,495
Impax Laboratories, Inc. (a)	4,333	91,318
Inspire Pharmaceuticals, Inc. (a)	6,727	38,243
Ista Pharmaceuticals, Inc. (a)	1,726	4,764
Jazz Pharmaceuticals, Inc. (a)	1,900	15,409
Labopharm, Inc. (a)(c)	3,695	4,320
MAP Pharmaceuticals, Inc. (a)	1,572	23,454
Matrixx Initiatives, Inc. (a)	2,605	12,348
MDRNA, Inc. (a)(c)	1,139	1,139
Mylan, Inc. (a)(c)	22,224	432,035
Nektar Therapeutics (a)	8,419	102,964
Novogen Ltd. sponsored ADR (a)	97	153
Obagi Medical Products, Inc. (a)	1,285	16,332
Optimer Pharmaceuticals, Inc. (a)(c)	2,863	30,548
Pain Therapeutics, Inc. (a)	4,907	28,657
Penwest Pharmaceuticals Co. (a)(c)	1,484	4,333
Perrigo Co.	6,571	390,383
Pozen, Inc. (a)(c)	3,117	23,939
ProPhase Labs, Inc. (a)	1,566	2,678
Questcor Pharmaceuticals, Inc. (a)	5,805	54,973
Repros Therapeutics, Inc. (a)	1,488	849
Salix Pharmaceuticals Ltd. (a)	3,972	142,714
Santarus, Inc. (a)	3,045	8,800
Shire PLC sponsored ADR	3,784	231,619
Skystar Bio-Pharmaceutical Co. Ltd. (a)	1,359	11,864
Somaxon Pharmaceuticals, Inc. (a)(c)	2,940	17,140
Sucampo Pharmaceuticals, Inc. Class A (a)	1,103	4,224
SuperGen, Inc. (a)	3,481	8,389
Teva Pharmaceutical Industries Ltd. sponsored ADR	52,661	2,886,876
The Medicines Company (a)	3,621	30,435
ViroPharma, Inc. (a)	5,338	64,963
Vivus, Inc. (a)(c)	5,699	72,149
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Warner Chilcott PLC (a)	18,042	$ 417,131
XenoPort, Inc. (a)	2,186	21,707
		5,894,315
TOTAL HEALTH CARE		35,683,795
INDUSTRIALS - 5.4%
Aerospace & Defense - 0.3%
AeroVironment, Inc. (a)	2,194	54,938
American Science & Engineering, Inc.	592	41,481
Applied Energetics, Inc. (a)	7,472	10,909
Applied Signal Technology, Inc.	1,222	21,556
Argon ST, Inc. (a)	1,310	31,506
Ascent Solar Technologies, Inc. (a)(c)	1,977	6,425
Astronics Corp. (a)	339	5,743
BE Aerospace, Inc. (a)	7,358	199,549
Ceradyne, Inc. (a)	2,425	52,259
Elbit Systems Ltd.	2,810	145,839
GeoEye, Inc. (a)	1,394	44,287
Global Defense Technology & Systems, Inc.	921	13,235
Herley Industries, Inc. (a)	746	10,631
Innovative Solutions & Support, Inc. (a)	1,067	5,484
Kratos Defense & Security Solutions, Inc. (a)	2,082	25,525
Ladish Co., Inc. (a)	1,186	29,982
LMI Aerospace, Inc. (a)	1,928	33,489
Sypris Solutions, Inc. (a)	676	2,995
Taser International, Inc. (a)	4,353	19,458
TAT Technologies Ltd.	863	6,110
		761,401
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	3,839	21,575
Atlas Air Worldwide Holdings, Inc. (a)	1,702	88,964
C.H. Robinson Worldwide, Inc.	12,623	733,523
Dynamex, Inc. (a)	981	15,088
Expeditors International of Washington, Inc.	15,600	595,764
Forward Air Corp.	2,142	58,627
Hub Group, Inc. Class A (a)	2,631	80,509
Pacer International, Inc. (a)	1,724	14,033
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Park-Ohio Holdings Corp. (a)	771	$ 11,295
UTI Worldwide, Inc.	6,891	99,575
		1,718,953
Airlines - 0.3%
Allegiant Travel Co.	1,202	66,459
Hawaiian Holdings, Inc. (a)	4,459	31,748
JetBlue Airways Corp. (a)	21,289	131,992
Pinnacle Airlines Corp. (a)	2,738	18,810
Republic Airways Holdings, Inc. (a)	3,807	22,271
Ryanair Holdings PLC sponsored ADR (a)	8,324	195,947
SkyWest, Inc.	3,793	55,624
UAL Corp. (a)	12,350	247,124
		769,975
Building Products - 0.1%
AAON, Inc.	1,218	30,060
American Woodmark Corp.	1,276	31,351
Apogee Enterprises, Inc.	2,050	28,003
Builders FirstSource, Inc. (a)(c)	6,715	22,630
China Architectural Engineering, Inc. (a)	2,400	1,937
Gibraltar Industries, Inc. (a)	2,751	36,093
Insteel Industries, Inc.	926	11,742
PGT, Inc. (a)	4,454	13,050
Universal Forest Products, Inc.	1,250	46,313
US Home Systems, Inc. (a)	272	1,020
		222,199
Commercial Services & Supplies - 0.8%
APAC Customer Services, Inc. (a)	4,492	29,063
ATC Technology Corp. (a)	1,877	35,100
Casella Waste Systems, Inc. Class A (a)	1,581	7,099
CECO Environmental Corp. (a)	977	5,002
Cintas Corp.	10,991	285,766
Copart, Inc. (a)	6,919	248,392
Courier Corp.	1,323	20,943
EnerNOC, Inc. (a)(c)	1,893	53,193
Fuel Tech, Inc. (a)	2,055	12,597
G&K Services, Inc. Class A	1,298	31,399
Guanwei Recycling Corp. (a)	1,400	5,390
Healthcare Services Group, Inc.	3,152	63,387
Herman Miller, Inc.	3,951	75,978
InnerWorkings, Inc. (a)	4,327	29,986
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Interface, Inc. Class A	4,270	$ 50,322
Intersections, Inc. (a)	1,601	6,964
Kimball International, Inc. Class B	3,264	22,946
McGrath RentCorp.	1,837	42,912
Mobile Mini, Inc. (a)	2,314	37,024
Multi-Color Corp.	745	8,627
Perma-Fix Environmental Services, Inc. (a)	2,601	4,604
Protection One, Inc. (a)	1,590	25,265
R.R. Donnelley & Sons Co.	14,592	279,583
RINO International Corp. (a)(c)	2,100	27,111
Standard Parking Corp. (a)	1,686	26,150
Stericycle, Inc. (a)	6,532	382,906
Sykes Enterprises, Inc. (a)	3,184	54,956
Team, Inc. (a)	1,757	26,425
Tetra Tech, Inc. (a)	4,262	96,598
United Stationers, Inc. (a)	1,562	91,252
US Ecology, Inc.	1,521	21,522
Virco Manufacturing Co.	1,086	3,660
Waste Services, Inc. (a)	4,579	51,422
WCA Waste Corp. (a)	2,105	8,399
		2,171,943
Construction & Engineering - 0.2%
Foster Wheeler AG (a)	9,016	216,474
Great Lakes Dredge & Dock Corp.	3,806	22,170
Insituform Technologies, Inc. Class A (a)	2,578	52,746
Integrated Electrical Services, Inc. (a)	652	3,247
Layne Christensen Co. (a)	1,467	36,690
MYR Group, Inc. (a)	1,479	24,389
Northwest Pipe Co. (a)	758	15,569
Primoris Services Corp.	1,300	8,905
Sterling Construction Co., Inc. (a)	1,382	22,720
		402,910
Electrical Equipment - 0.7%
A-Power Energy Generation Systems, Ltd. (a)(c)	3,139	25,269
A123 Systems, Inc. (c)	7,344	66,830
Active Power, Inc. (a)	12,711	10,423
Advanced Battery Technologies, Inc. (a)	4,982	16,341
American Superconductor Corp. (a)(c)	3,216	98,603
Broadwind Energy, Inc. (a)	6,754	14,926
BTU International, Inc. (a)	402	2,279
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Canadian Solar, Inc. (a)(c)	3,257	$ 42,178
Capstone Turbine Corp. (a)(c)	16,385	18,843
China BAK Battery, Inc. (a)(c)	3,906	7,539
China Electric Motor, Inc.	1,700	10,149
China Recycling Energy Corp. (a)(c)	2,900	9,918
China Ritar Power Corp. (a)	3,274	11,786
China Sunergy Co. Ltd. ADR (a)(c)	1,739	6,660
Coleman Cable, Inc. (a)	1,065	6,944
Deswell Industries, Inc.	609	2,582
Encore Wire Corp.	1,450	28,638
Ener1, Inc. (a)(c)	8,808	30,652
Energy Conversion Devices, Inc. (a)(c)	2,972	16,509
Evergreen Solar, Inc. (a)(c)	15,459	14,686
First Solar, Inc. (a)(c)	6,295	707,306
Franklin Electric Co., Inc.	1,509	44,002
FuelCell Energy, Inc. (a)(c)	8,624	18,542
Fushi Copperweld, Inc. (a)	2,570	25,546
GT Solar International, Inc. (a)(c)	10,441	57,008
Harbin Electric, Inc. (a)(c)	2,087	41,406
Hoku Corp. (a)(c)	4,244	13,156
Hong Kong Highpower Technology, Inc. (a)	815	3,121
Hydrogenics Corp. (a)	131	576
II-VI, Inc. (a)	2,148	72,001
JA Solar Holdings Co. Ltd. ADR (a)	9,508	46,304
Jinpan International Ltd. (c)	1,698	26,913
Lihua International, Inc. (c)	1,829	16,498
Lime Energy Co. (a)	1,937	6,721
LSI Industries, Inc.	2,044	11,937
Microvision, Inc. (a)(c)	11,595	30,959
Nexxus Lighting, Inc. (a)	956	2,887
Ocean Power Technologies, Inc. (a)(c)	1,435	8,366
Plug Power, Inc. (a)	6,316	2,645
Powell Industries, Inc. (a)	807	23,722
PowerSecure International, Inc. (a)	871	8,231
Preformed Line Products Co.	259	8,112
Satcon Technology Corp. (a)	3,851	9,473
Solarfun Power Holdings Co. Ltd. ADR (a)(c)	2,999	22,373
SunPower Corp.:
Class A (a)(c)	4,237	56,056
Class B (a)	2,743	31,791
Ultralife Corp. (a)	1,473	6,776
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Valence Technology, Inc. (a)(c)	16,044	$ 15,081
Vicor Corp.	2,800	34,160
Woodward Governor Co.	4,914	141,032
		1,934,456
Industrial Conglomerates - 0.0%
Otter Tail Corp.	2,439	48,268
Raven Industries, Inc.	1,294	45,833
		94,101
Machinery - 1.1%
3D Systems Corp. (a)	2,966	40,812
Altra Holdings, Inc. (a)	2,183	27,244
American Railcar Industries, Inc.	2,226	31,542
Astec Industries, Inc. (a)	1,352	40,384
Bucyrus International, Inc. Class A	5,926	317,397
Chart Industries, Inc. (a)	2,340	43,103
China Fire & Security Group, Inc. (a)(c)	2,036	24,941
China Valves Technology, Inc. (a)(c)	2,643	23,232
China Wind Systems, Inc. (a)(c)	1,970	9,180
Columbus McKinnon Corp. (NY Shares) (a)	1,868	30,598
Commercial Vehicle Group, Inc. (a)	2,822	33,582
Dynamic Materials Corp.	806	12,823
Energy Recovery, Inc. (a)(c)	3,989	14,281
Flow International Corp. (a)	2,159	5,527
Force Protection, Inc. (a)	5,486	24,385
FreightCar America, Inc.	980	26,284
Gencor Industries, Inc. (a)	519	4,017
Hardinge, Inc.	1,062	10,004
Hurco Companies, Inc. (a)	280	4,810
Joy Global, Inc.	7,416	378,216
Key Technology, Inc. (a)	313	4,091
L.B. Foster Co. Class A (a)	891	25,010
Lincoln Electric Holdings, Inc.	2,939	163,996
MFRI, Inc. (a)	146	923
Middleby Corp. (a)	1,285	72,358
NN, Inc. (a)	807	4,995
Nordson Corp.	2,333	155,448
Omega Flex, Inc.	414	5,457
PACCAR, Inc.	26,283	1,077,603
PMFG, Inc. (a)	562	8,458
Portec Rail Products, Inc.	692	7,923
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
RBC Bearings, Inc. (a)	1,554	$ 43,512
SmartHeat, Inc. (a)(c)	2,200	13,728
Sun Hydraulics Corp.	1,419	36,951
Tecumseh Products Co.:
Class A (non-vtg.) (a)	1,265	16,534
Class B (a)	262	3,346
Thermadyne Holdings Corp. (a)	668	7,582
TriMas Corp. (a)	4,552	45,930
Twin Disc, Inc.	1,506	19,322
Wuhan General Group China Ltd. (a)	1,750	2,695
		2,818,224
Marine - 0.1%
American Commercial Lines, Inc. (a)	1,241	25,292
DryShips, Inc. (a)(c)	20,442	98,326
Eagle Bulk Shipping, Inc. (a)(c)	3,413	16,348
Euroseas Ltd.	2,727	10,226
FreeSeas, Inc. (a)(c)	1,718	2,388
Newlead Holdings Ltd. (a)	1,020	765
OceanFreight, Inc. (a)	10,681	5,747
Star Bulk Carriers Corp.	6,130	16,674
TBS International Ltd. Class A (a)	2,262	16,671
Ultrapetrol (Bahamas) Ltd. (a)	1,325	6,956
		199,393
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)	868	16,700
Advisory Board Co. (a)	1,397	51,857
Barrett Business Services, Inc.	849	11,810
Corporate Executive Board Co.	2,181	70,643
CoStar Group, Inc. (a)(c)	2,088	85,128
CRA International, Inc. (a)	945	20,998
Diamond Management & Technology Consultants, Inc.	2,113	20,982
Exponent, Inc. (a)	1,070	29,414
Heidrick & Struggles International, Inc.	1,475	34,146
Hudson Highland Group, Inc. (a)	1,554	7,956
Huron Consulting Group, Inc. (a)	1,413	33,092
ICF International, Inc. (a)	1,258	28,217
Kelly Services, Inc. Class A (non-vtg.) (a)	2,586	37,730
Kforce, Inc. (a)	2,704	36,558
LECG Corp. (a)	1,366	4,535
Lightbridge Corp. (a)	2,205	13,627
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Odyssey Marine Exploration, Inc. (a)(c)	3,058	$ 3,394
On Assignment, Inc. (a)	2,000	11,060
RCM Technologies, Inc. (a)	426	1,551
Resources Connection, Inc. (a)	4,814	77,698
School Specialty, Inc. (a)	1,586	34,083
Thomas Group (a)	587	382
Verisk Analytics, Inc.	8,920	269,830
VSE Corp.	427	16,358
		917,749
Road & Rail - 0.4%
AMERCO (a)	1,394	76,182
Arkansas Best Corp.	1,741	40,722
Covenant Transport Group, Inc. Class A (a)	611	4,204
Frozen Food Express Industries, Inc. (a)	1,931	7,492
Heartland Express, Inc.	6,302	97,965
J.B. Hunt Transport Services, Inc.	9,094	314,016
Landstar System, Inc.	3,461	145,154
Marten Transport Ltd. (a)	2,024	45,074
Old Dominion Freight Lines, Inc. (a)	2,564	91,381
P.A.M. Transportation Services, Inc. (a)	668	10,053
Patriot Transportation Holding, Inc. (a)	214	18,042
Quality Distribution, Inc. (a)	1,569	8,896
Saia, Inc. (a)	1,454	21,766
Trailer Bridge, Inc. (a)	724	2,925
Universal Truckload Services, Inc. (a)	990	17,137
USA Truck, Inc. (a)	1,050	15,792
Vitran Corp., Inc. (a)	938	13,245
Werner Enterprises, Inc.	4,976	112,159
YRC Worldwide, Inc. (a)	104,441	37,097
		1,079,302
Trading Companies & Distributors - 0.3%
Aceto Corp.	3,840	24,038
Beacon Roofing Supply, Inc. (a)	3,114	65,394
DXP Enterprises, Inc. (a)	710	11,083
Fastenal Co.	10,392	524,172
H&E Equipment Services, Inc. (a)	2,677	26,743
Houston Wire & Cable Co.	3,349	38,413
Kaman Corp.	1,741	42,637
Lawson Products, Inc.	645	8,882
Mitsui & Co. Ltd. sponsored ADR	45	13,005
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Rush Enterprises, Inc.:
Class A (a)	3,596	$ 54,623
Class B (a)	1,009	12,885
Titan Machinery, Inc. (a)	2,192	28,408
		850,283
Transportation Infrastructure - 0.0%
China Infrastructure Investment Corp. (a)	4,625	5,781
Grupo Aeroportuario Norte SAB de CV ADR (a)(c)	550	7,370
		13,151
TOTAL INDUSTRIALS		13,954,040
INFORMATION TECHNOLOGY - 50.6%
Communications Equipment - 8.0%
Acme Packet, Inc. (a)	4,540	133,067
ADC Telecommunications, Inc. (a)	6,573	54,293
Adtran, Inc.	5,387	147,765
Alvarion Ltd. (a)	5,431	12,003
Anaren, Inc. (a)	1,716	24,762
Arris Group, Inc. (a)	8,843	97,008
Aruba Networks, Inc. (a)(c)	6,629	88,829
AudioCodes Ltd. (a)	1,741	4,910
Aviat Networks, Inc. (a)	3,862	17,031
Bel Fuse, Inc.:
Class A	177	2,974
Class B (non-vtg.)	1,309	23,065
BigBand Networks, Inc. (a)	5,734	16,342
Black Box Corp.	1,579	46,565
Blue Coat Systems, Inc. (a)	2,929	62,886
Brocade Communications Systems, Inc. (a)	31,900	173,855
Ceragon Networks Ltd. (a)(c)	4,298	35,888
China GrenTech Corp. Ltd. ADR (a)	1,452	3,122
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	5,387	14,168
Ciena Corp. (a)(c)	6,371	99,196
Cisco Systems, Inc. (a)	419,647	9,719,025
Cogo Group, Inc. (a)	4,165	28,197
Comtech Telecommunications Corp. (a)	1,949	56,151
DG FastChannel, Inc. (a)	1,867	79,291
Digi International, Inc. (a)	3,056	28,237
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Ditech Networks, Inc. (a)	1,208	$ 1,655
DragonWave, Inc. (a)(c)	2,480	14,735
EchoStar Holding Corp. Class A (a)	3,192	67,128
EMCORE Corp. (a)(c)	3,730	3,954
EMS Technologies, Inc. (a)	1,352	21,010
Endwave Corp. (a)	412	1,314
EXFO, Inc. (sub. vtg.) (a)	2,252	11,632
Extreme Networks, Inc. (a)	7,442	21,284
F5 Networks, Inc. (a)	5,678	399,334
Finisar Corp. (a)	5,634	85,637
Gilat Satellite Networks Ltd. (a)	2,826	13,621
Globecomm Systems, Inc. (a)	1,123	9,029
Harmonic, Inc. (a)	6,840	39,604
Hughes Communications, Inc. (a)	1,719	44,642
Infinera Corp. (a)	9,945	70,013
InterDigital, Inc. (a)	3,092	80,701
Ituran Location & Control Ltd.	1,591	22,242
Ixia (a)	5,463	54,630
JDS Uniphase Corp. (a)	15,393	177,020
KVH Industries, Inc. (a)	1,563	20,382
Loral Space & Communications Ltd. (a)	1,577	62,985
Meru Networks, Inc. (a)	1,000	13,100
Mitel Networks, Inc. (a)	3,745	41,570
NETGEAR, Inc. (a)	2,308	52,415
Network Engines, Inc. (a)	1,511	4,427
Network Equipment Technologies, Inc. (a)	1,783	8,041
NumereX Corp. Class A (a)	847	4,023
Occam Networks, Inc. (a)	2,320	14,430
Oclaro, Inc. (a)	2,814	38,017
Oplink Communications, Inc. (a)	1,737	24,874
Opnext, Inc. (a)	6,299	12,598
ORBCOMM, Inc. (a)	2,897	5,881
Orckit Communications Ltd. (a)(c)	1,533	4,737
Palm, Inc. (a)	12,651	72,111
Parkervision, Inc. (a)(c)	2,588	4,555
PC-Tel, Inc. (a)	1,155	6,803
Performance Technologies, Inc. (a)	470	1,203
Polycom, Inc. (a)	5,753	172,763
Powerwave Technologies, Inc. (a)	6,700	11,055
Qiao Xing Universal Telephone, Inc. (a)	4,546	7,183
QUALCOMM, Inc.	123,143	4,378,965
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
RADWARE Ltd. (a)	1,428	$ 27,003
Research In Motion Ltd. (a)	40,974	2,495,350
Riverbed Technology, Inc. (a)	4,974	132,955
SCM Microsystems, Inc. (a)	1,068	1,816
SeaChange International, Inc. (a)	3,784	31,596
ShoreTel, Inc. (a)	3,356	17,887
Sierra Wireless, Inc. (a)	2,705	21,619
Silicom Ltd. (a)	400	3,528
Sonus Networks, Inc. (a)	19,406	50,456
Sycamore Networks, Inc.	1,851	32,615
Symmetricom, Inc. (a)	5,203	27,212
Tekelec (a)	4,857	69,625
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	17,810	178,812
Telestone Technologies Corp. (a)(c)	578	5,884
Tellabs, Inc.	26,656	239,904
Telular Corp. (a)	871	2,726
Tollgrade Communications, Inc. (a)	443	2,866
UTStarcom, Inc. (a)	8,980	18,499
ViaSat, Inc. (a)	2,589	83,185
Westell Technologies, Inc. Class A (a)	3,694	5,726
ZST Digital Networks, Inc.	576	3,133
		20,522,330
Computers & Peripherals - 8.6%
ActivIdentity Corp. (a)	5,068	11,606
Adaptec, Inc. (a)	10,003	29,009
Apple, Inc. (a)	66,516	17,105,234
Avid Technology, Inc. (a)	2,752	37,097
Concurrent Computer Corp. (a)	225	1,215
Cray, Inc. (a)	3,431	16,332
Dell, Inc. (a)	144,260	1,922,986
Dot Hill Systems Corp. (a)	4,517	5,872
Electronics for Imaging, Inc. (a)	5,431	60,501
Hutchinson Technology, Inc. (a)	1,552	8,489
iGO, Inc. (a)	1,162	1,743
Immersion Corp. (a)	1,492	7,923
Intevac, Inc. (a)	2,427	27,935
Isilon Systems, Inc. (a)	5,171	70,636
LaserCard Corp. (a)	492	2,406
Logitech International SA (a)(c)	12,447	176,623
NetApp, Inc. (a)	24,586	926,400
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Novatel Wireless, Inc. (a)	2,420	$ 14,883
Overland Storage, Inc. (a)	304	648
Presstek, Inc. (a)	2,467	9,843
QLogic Corp. (a)	7,884	142,858
Rimage Corp. (a)	799	13,120
SanDisk Corp. (a)	16,719	779,440
Seagate Technology (a)	36,975	567,936
Silicon Graphics International Corp. (a)	2,701	22,040
STEC, Inc. (a)	3,490	42,159
Stratasys, Inc. (a)	1,858	43,217
Super Micro Computer, Inc. (a)	3,724	51,205
Synaptics, Inc. (a)(c)	2,366	70,791
Xyratex Ltd. (a)	2,115	34,326
		22,204,473
Electronic Equipment & Components - 1.3%
Acacia Research Corp. - Acacia Technologies (a)	2,802	42,170
Agilysys, Inc.	2,256	15,205
Bell Microproducts, Inc. (a)	2,192	15,234
Brightpoint, Inc. (a)	6,934	51,520
CalAmp Corp. (a)	4,043	9,097
Cogent, Inc. (a)	6,548	58,408
Cognex Corp.	2,704	51,619
Coherent, Inc. (a)	1,959	69,153
Comverge, Inc. (a)(c)	2,385	22,753
CPI International, Inc. (a)	1,519	23,301
Daktronics, Inc.	3,527	29,697
DDi Corp.	1,501	13,209
Digital Ally, Inc. (a)	1,439	3,166
DTS, Inc. (a)	1,270	41,948
Echelon Corp. (a)	3,399	28,925
Electro Rent Corp.	1,443	19,610
Electro Scientific Industries, Inc. (a)	2,429	31,213
FARO Technologies, Inc. (a)	1,390	33,235
Flextronics International Ltd. (a)	58,159	381,523
FLIR Systems, Inc. (a)	10,895	310,399
Frequency Electronics, Inc. (a)	801	4,229
Funtalk China Holdings Ltd. (a)(c)	2,670	15,753
GTSI Corp. (a)	429	2,407
HLS Systems International Ltd. (a)	3,677	34,858
I. D. Systems Inc. (a)	623	1,981
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
ICx Technologies, Inc. (a)	1,926	$ 12,789
Insight Enterprises, Inc. (a)	2,971	43,198
IPG Photonics Corp. (a)	3,185	53,572
Itron, Inc. (a)	2,863	190,848
LeCroy Corp. (a)	1,187	5,935
Littelfuse, Inc. (a)	1,594	57,623
LoJack Corp. (a)	1,208	4,868
LRAD Corp. (a)	1,388	1,874
Magal Security Systems Ltd. (a)	1,252	3,368
Maxwell Technologies, Inc. (a)	1,992	23,605
Measurement Specialties, Inc. (a)	1,117	16,744
Mercury Computer Systems, Inc. (a)	1,684	19,787
Molex, Inc.	7,378	156,266
Molex, Inc. Class A (non-vtg.)	5,000	87,950
MTS Systems Corp.	1,440	42,120
Multi-Fineline Electronix, Inc. (a)	2,064	54,552
National Instruments Corp.	6,503	209,332
NetList, Inc. (a)(c)	1,689	4,341
Newport Corp. (a)	3,672	38,115
NU Horizons Electronics Corp. (a)	1,635	5,428
Orbotech Ltd. (a)	3,303	37,258
OSI Systems, Inc. (a)	1,358	35,675
PC Connection, Inc. (a)	2,121	14,423
PC Mall, Inc. (a)	1,949	9,784
Perceptron, Inc. (a)	784	3,489
Planar Systems, Inc. (a)	480	854
Plexus Corp.	2,691	91,629
Power-One, Inc. (a)	5,737	44,806
RadiSys Corp. (a)	1,638	15,364
Research Frontiers, Inc. (a)(c)	596	1,848
Richardson Electronics Ltd.	989	9,633
Rofin-Sinar Technologies, Inc. (a)	2,056	49,077
Sanmina-SCI Corp. (a)	6,935	105,759
ScanSource, Inc. (a)	1,823	46,997
SMART Modular Technologies (WWH), Inc. (a)	4,840	29,718
Spectrum Control, Inc. (a)	541	7,033
Tech Data Corp. (a)	3,590	145,934
Tessco Technologies, Inc.	550	10,307
Trimble Navigation Ltd. (a)	9,716	279,141
TTM Technologies, Inc. (a)	5,550	64,214
Universal Display Corp. (a)(c)	2,578	39,933
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Viasystems Group, Inc. (a)	1,193	$ 22,094
X-Rite, Inc. (a)	7,258	25,040
Zygo Corp. (a)	1,222	9,800
		3,442,738
Internet Software & Services - 7.0%
Akamai Technologies, Inc. (a)	12,365	491,138
Ancestry.com, Inc.	2,818	47,540
Archipelago Learning, Inc.	1,789	25,958
Art Technology Group, Inc. (a)	9,862	36,884
Autobytel, Inc. (a)	3,159	4,044
Baidu.com, Inc. sponsored ADR (a)	19,220	1,407,096
China Finance Online Co. Ltd. ADR (a)	2,033	14,536
comScore, Inc. (a)	2,205	33,913
Constant Contact, Inc. (a)(c)	2,338	50,173
CryptoLogic Ltd. (c)	2,831	8,573
DealerTrack Holdings, Inc. (a)	2,806	44,980
Digital River, Inc. (a)	2,765	76,148
DivX, Inc. (a)	2,720	19,638
EarthLink, Inc.	7,833	67,285
eBay, Inc. (a)	94,835	2,030,417
Equinix, Inc. (a)(c)	3,080	283,391
GigaMedia Ltd. (a)	5,039	12,698
Google, Inc. Class A (a)	17,884	8,676,959
GSI Commerce, Inc. (a)	4,209	118,525
HSW International, Inc. (a)	212	458
Hurray! Holding Co. Ltd. ADR (a)	2,051	6,809
IAC/InterActiveCorp (a)	8,076	189,423
InfoSpace, Inc. (a)	3,092	25,447
Innodata Isogen, Inc. (a)	1,720	4,747
Internap Network Services Corp. (a)	4,621	23,660
Internet Brands, Inc. Class A (a)	3,000	31,170
Internet Capital Group, Inc. (a)	3,962	32,964
Internet Gold Golden Lines Ltd. (a)	1,727	41,154
Internet Initiative Japan, Inc. sponsored ADR (c)	728	4,099
iPass, Inc.	2,745	3,129
j2 Global Communications, Inc. (a)	4,415	102,163
Keynote Systems, Inc.	1,025	10,158
KIT Digital, Inc. (a)	975	10,754
Limelight Networks, Inc. (a)	5,569	24,169
Liquidity Services, Inc. (a)	2,232	29,596
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
LivePerson, Inc. (a)	2,751	$ 17,771
LogMeIn, Inc.	1,658	42,213
LoopNet, Inc. (a)	2,688	29,460
Marchex, Inc. Class B	1,598	8,102
Market Leader, Inc. (a)	3,144	6,131
Mercadolibre, Inc. (a)(c)	3,141	162,924
ModusLink Global Solutions, Inc. (a)	3,600	27,504
Move, Inc. (a)	10,906	22,903
NaviSite, Inc. (a)	3,222	8,538
NetEase.com, Inc. sponsored ADR (a)	5,266	159,876
NIC, Inc.	5,174	33,631
Open Text Corp. (a)	3,982	172,674
OpenTable, Inc.	1,543	63,772
Openwave Systems, Inc. (a)	4,488	9,649
Perficient, Inc. (a)	2,900	30,943
QuinStreet, Inc.	3,085	42,851
RADVision Ltd. (a)	1,823	10,683
RealNetworks, Inc. (a)	10,884	39,182
Rediff.com India Ltd. sponsored ADR (a)	371	816
Saba Software, Inc. (a)	1,898	9,775
SAVVIS, Inc. (a)	3,819	71,625
Selectica, Inc. (a)	245	1,460
Sify Technologies Ltd. sponsored ADR (a)	7,477	10,543
Sina Corp. (a)	4,238	158,374
Sohu.com, Inc. (a)(c)	2,711	119,826
Stamps.com, Inc. (a)	989	10,365
Subaye, Inc. (a)	400	4,808
Support.com, Inc. (a)	2,282	9,539
TechTarget, Inc. (a)	3,566	21,610
Terremark Worldwide, Inc. (a)	4,592	34,486
The Knot, Inc. (a)	2,918	21,827
TheStreet.com, Inc.	1,783	5,563
Travelzoo, Inc. (a)	1,911	31,054
United Online, Inc.	6,293	42,887
ValueClick, Inc. (a)	5,743	66,791
VeriSign, Inc. (a)	13,411	374,301
VistaPrint Ltd. (a)	3,000	140,070
Vocus, Inc. (a)	1,536	24,054
Web.com, Inc. (a)	1,607	6,091
WebMD Health Corp. (a)	4,377	199,285
WebMediaBrands, Inc. (a)	1,459	1,396
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Yahoo!, Inc. (a)	103,572	$ 1,588,794
Zix Corp. (a)(c)	3,758	8,831
		17,842,774
IT Services - 2.1%
Acxiom Corp. (a)	5,551	96,643
Automatic Data Processing, Inc.	36,179	1,478,998
Cass Information Systems, Inc.	612	19,413
China Information Security Technology, Inc. (a)(c)	3,300	17,490
Cognizant Technology Solutions Corp. Class A (a)	21,535	1,077,611
Computer Task Group, Inc. (a)	1,224	9,462
CSG Systems International, Inc. (a)	2,408	49,412
CyberSource Corp. (a)	5,094	130,865
Dynamics Research Corp. (a)	900	9,621
Echo Global Logistics, Inc.	1,450	19,024
Edgewater Technology, Inc. (a)	1,090	3,248
eLoyalty Corp. (a)	438	2,926
Euronet Worldwide, Inc. (a)	3,381	44,460
ExlService Holdings, Inc. (a)	2,333	38,774
Fiserv, Inc. (a)	11,620	552,531
Forrester Research, Inc. (a)	2,481	77,829
Hackett Group, Inc. (a)	1,964	6,638
iGate Corp.	4,682	54,686
infoGROUP, Inc. (a)	4,077	32,269
Information Services Group, Inc. (a)	2,794	7,153
Infosys Technologies Ltd. sponsored ADR	7,656	440,450
Integral Systems, Inc. (a)	4,196	28,701
Lionbridge Technologies, Inc. (a)	3,727	20,238
ManTech International Corp. Class A (a)	1,425	65,878
NCI, Inc. Class A (a)	1,074	23,564
Ness Technologies, Inc. (a)	2,946	15,378
Newtek Business Services, Inc.	1,293	1,914
Online Resources Corp. (a)	2,603	11,219
Paychex, Inc.	26,184	747,291
PFSweb, Inc. (a)	257	920
PRG-Schultz International, Inc. (a)	1,378	5,925
Rainmaker Systems, Inc. (a)	1,909	2,482
RightNow Technologies, Inc. (a)	2,843	41,366
Sapient Corp.	9,219	93,573
SPS Commerce, Inc. (a)	1,000	12,080
Syntel, Inc.	2,704	90,422
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
TechTeam Global, Inc. (a)	575	$ 2,927
Teletech Holdings, Inc. (a)	4,340	56,116
Telvent GIT SA	2,411	55,887
Tier Technologies, Inc. Class B (a)	1,098	8,630
Virtusa Corp. (a)	2,940	25,402
Yucheng Technologies Ltd. (a)	1,788	6,723
		5,486,139
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	5,109	140,498
Semiconductors & Semiconductor Equipment - 8.7%
Actel Corp. (a)	2,898	40,891
Actions Semiconductor Co. Ltd. ADR (a)	8,012	17,066
Advanced Analogic Technologies, Inc. (a)	6,334	21,916
Advanced Energy Industries, Inc. (a)	3,107	38,403
Aixtron AG sponsored ADR (c)	1,238	33,339
Alpha & Omega Semiconductor Ltd. (a)	1,448	21,561
Altera Corp.	21,414	504,728
Amkor Technology, Inc. (a)(c)	13,060	88,939
ANADIGICS, Inc. (a)	5,180	21,083
Applied Materials, Inc.	99,811	1,288,560
Applied Micro Circuits Corp. (a)	5,170	56,999
ARM Holdings PLC sponsored ADR	5,585	59,983
ASM International NV (NASDAQ) unit (a)	507	10,454
ASML Holding NV (NY Shares)	8,071	228,086
Atheros Communications, Inc. (a)	4,756	161,704
Atmel Corp. (a)	37,507	191,473
ATMI, Inc. (a)	2,419	39,188
AuthenTec, Inc. (a)	1,524	4,420
Avago Technologies Ltd.	16,687	344,587
Axcelis Technologies, Inc. (a)	5,873	11,629
AXT, Inc. (a)	5,180	22,533
Broadcom Corp. Class A	31,600	1,090,832
Brooks Automation, Inc. (a)	5,277	43,905
Cabot Microelectronics Corp. (a)	1,573	57,729
Camtek Ltd. (a)	1,772	4,678
Cascade Microtech, Inc. (a)	599	3,085
Cavium Networks, Inc. (a)	3,193	84,870
Ceva, Inc. (a)	2,018	23,449
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)(c)	2,935	4,843
Cirrus Logic, Inc. (a)	5,715	81,239
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cohu, Inc.	3,435	$ 48,124
Conexant Systems, Inc. (a)	5,664	16,086
Cree, Inc. (a)	7,626	506,138
Cymer, Inc. (a)	1,837	55,606
Cypress Semiconductor Corp. (a)	11,320	128,935
Diodes, Inc. (a)	3,379	66,769
DSP Group, Inc. (a)	2,504	16,952
Entegris, Inc. (a)	10,671	57,623
Entropic Communications, Inc. (a)	5,377	28,713
Exar Corp. (a)	4,400	30,800
Ezchip Semiconductor Ltd. (a)	2,049	35,550
FEI Co. (a)	2,571	53,220
FormFactor, Inc. (a)	3,432	44,170
FSI International, Inc. (a)	4,179	17,552
GSI Technology, Inc. (a)	2,209	13,077
Himax Technologies, Inc. sponsored ADR	6,926	21,124
Hittite Microwave Corp. (a)	2,011	91,963
Ikanos Communications, Inc. (a)	2,406	5,077
Integrated Device Technology, Inc. (a)	11,149	65,110
Integrated Silicon Solution, Inc. (a)	2,319	21,845
Intel Corp.	404,395	8,662,141
Intersil Corp. Class A	10,620	141,352
IXYS Corp. (a)	3,057	28,491
KLA-Tencor Corp.	12,059	371,055
Kopin Corp. (a)	6,157	22,042
Kulicke & Soffa Industries, Inc. (a)	4,659	32,427
Lam Research Corp. (a)	9,031	341,914
Lattice Semiconductor Corp. (a)	11,118	55,145
Linear Technology Corp.	16,315	456,167
LTX-Credence Corp. (a)	11,442	39,589
Marvell Technology Group Ltd. (a)	45,049	855,030
Mattson Technology, Inc. (a)	3,129	13,236
Maxim Integrated Products, Inc.	21,488	381,627
Mellanox Technologies Ltd. (a)	2,648	61,566
MEMSIC, Inc. (a)	1,025	2,819
Micrel, Inc.	6,885	76,458
Microchip Technology, Inc.	13,496	375,864
Micron Technology, Inc. (a)(c)	73,180	665,206
Microsemi Corp. (a)	5,831	90,264
Microtune, Inc. (a)	3,311	7,814
Mindspeed Technologies, Inc. (a)	1,625	13,764
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MIPS Technologies, Inc. (a)	3,591	$ 17,775
MKS Instruments, Inc. (a)	3,418	67,881
Monolithic Power Systems, Inc. (a)	2,525	48,455
MoSys, Inc. (a)	2,523	10,445
Nanometrics, Inc. (a)	2,844	30,801
Netlogic Microsystems, Inc. (a)	4,834	139,074
Nova Measuring Instruments Ltd. (a)	2,306	10,008
Novellus Systems, Inc. (a)	6,775	174,931
NVE Corp. (a)	893	41,516
NVIDIA Corp. (a)	40,823	536,414
O2Micro International Ltd. sponsored ADR (a)	3,450	22,011
Omnivision Technologies, Inc. (a)	3,679	70,968
ON Semiconductor Corp. (a)	30,233	221,003
PDF Solutions, Inc. (a)	3,905	18,588
Pericom Semiconductor Corp. (a)	3,349	33,155
Photronics, Inc. (a)	4,964	25,118
Pixelworks, Inc. (a)	616	2,606
PLX Technology, Inc. (a)	3,185	15,415
PMC-Sierra, Inc. (a)	16,332	132,289
Power Integrations, Inc.	1,872	63,611
QuickLogic Corp. (a)	6,879	20,018
Rambus, Inc. (a)	8,103	189,934
Ramtron International Corp. (a)	3,073	8,574
RF Micro Devices, Inc. (a)	18,272	87,706
Rubicon Technology, Inc. (a)(c)	1,899	51,615
Rudolph Technologies, Inc. (a)	1,643	14,590
Semtech Corp. (a)	3,850	67,799
Sigma Designs, Inc. (a)	2,077	21,642
Silicon Image, Inc. (a)	9,047	33,022
Silicon Laboratories, Inc. (a)	2,855	129,703
Silicon Motion Technology Corp. sponsored ADR (a)	1,507	7,942
Siliconware Precision Industries Co. Ltd. sponsored ADR	7,050	38,352
Skyworks Solutions, Inc. (a)	12,326	196,353
Spreadtrum Communications, Inc. ADR (a)	3,456	36,979
Standard Microsystems Corp. (a)	1,492	34,137
Supertex, Inc. (a)	1,164	31,696
Tessera Technologies, Inc. (a)	3,447	59,909
Tower Semiconductor Ltd. (a)(c)	13,000	17,810
TranSwitch Corp. (a)	492	1,191
Trident Microsystems, Inc. (a)	11,118	18,789
TriQuint Semiconductor, Inc. (a)	10,881	76,385
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Ultra Clean Holdings, Inc. (a)	2,382	$ 21,247
Ultratech, Inc. (a)	1,790	24,953
Varian Semiconductor Equipment Associates, Inc. (a)	4,721	146,776
Veeco Instruments, Inc. (a)	2,798	106,800
Verigy Ltd. (a)	3,969	40,325
Vimicro International Corp. sponsored ADR (a)	1,066	5,138
Virage Logic Corp. (a)	2,224	22,062
Volterra Semiconductor Corp. (a)	2,419	56,726
Xilinx, Inc.	19,740	482,643
Zoran Corp. (a)	3,961	38,263
		22,391,720
Software - 14.8%
ACI Worldwide, Inc. (a)	2,700	51,597
Activision Blizzard, Inc.	93,575	1,005,931
Actuate Corp. (a)	3,000	13,470
Adobe Systems, Inc. (a)	39,010	1,251,441
Advent Software, Inc. (a)(c)	2,364	102,219
Allot Communications Ltd. (a)	1,427	6,964
American Software, Inc. Class A	2,162	12,518
ANSYS, Inc. (a)	6,659	291,198
ArcSight, Inc. (a)	2,570	55,666
Ariba, Inc. (a)	6,667	100,338
AsiaInfo Holdings, Inc. (a)	3,217	68,940
Aspen Technology, Inc. (a)	6,307	72,278
Authentidate Holding Corp. (a)	9,462	7,464
Autodesk, Inc. (a)	16,525	483,522
Blackbaud, Inc.	3,062	69,048
Blackboard, Inc. (a)(c)	2,331	93,333
BluePhoenix Solutions Ltd. (a)	1,138	1,616
BMC Software, Inc. (a)	13,082	484,165
Bottomline Technologies, Inc. (a)	2,171	35,561
CA, Inc.	39,106	791,897
Cadence Design Systems, Inc. (a)	18,474	123,776
Callidus Software, Inc. (a)	2,708	8,693
CDC Corp. Class A (a)	5,802	12,416
Changyou.com Ltd. (A Shares) ADR (a)	699	18,565
Check Point Software Technologies Ltd. (a)	15,991	490,444
China TransInfo Technlgy Corp. (a)(c)	1,285	8,340
Cinedigm Digital Cinema Corp. (a)	987	1,668
Citrix Systems, Inc. (a)	13,156	573,733
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
ClickSoftware Technologies Ltd. (a)	3,155	$ 17,100
CommVault Systems, Inc. (a)	3,103	69,942
Compuware Corp. (a)	15,173	124,267
Concur Technologies, Inc. (a)	3,557	150,461
Convio, Inc. (a)	1,400	13,342
Deltek, Inc. (a)	5,101	40,706
DemandTec, Inc. (a)	3,464	21,165
Descartes Systems Group, Inc. (a)	2,850	16,333
Digimarc Corp. (a)	456	8,436
Double-Take Software, Inc. (a)	1,976	20,531
ebix.com, Inc. (a)(c)	2,379	36,351
Electronic Arts, Inc. (a)	23,388	386,136
Epicor Software Corp. (a)	4,405	40,967
EPIQ Systems, Inc. (a)	2,750	31,488
Evolving Systems, Inc.	2,956	21,401
FalconStor Software, Inc. (a)	2,755	7,742
Fortinet, Inc.	4,536	74,028
Fundtech Ltd. (a)	1,244	14,804
Geeknet, Inc. (a)	4,499	6,479
Glu Mobile, Inc. (a)(c)	2,413	3,040
Gravity Co. Ltd. sponsored ADR (a)	917	1,687
Guidance Software, Inc. (a)	905	5,321
Informatica Corp. (a)	6,502	167,752
Interactive Intelligence, Inc. (a)	1,472	26,393
Intuit, Inc. (a)	22,868	817,302
Jack Henry & Associates, Inc.	6,434	154,673
JDA Software Group, Inc. (a)	2,777	74,201
Kenexa Corp. (a)	1,647	23,437
KongZhong Corp. sponsored ADR (a)(c)	1,876	11,950
Lawson Software, Inc. (a)	10,903	89,895
Magic Software Enterprises Ltd.	1,246	2,779
Magma Design Automation, Inc. (a)(c)	4,785	14,786
Majesco Entertainment Co. (a)	700	547
Manhattan Associates, Inc. (a)	1,878	54,368
Mentor Graphics Corp. (a)	6,961	63,902
MICROS Systems, Inc. (a)	5,531	189,160
Microsoft Corp.	642,949	16,588,084
MicroStrategy, Inc. Class A (a)	603	46,467
Monotype Imaging Holdings, Inc. (a)	2,633	25,988
Net 1 UEPS Technologies, Inc. (a)	3,713	53,170
NetScout Systems, Inc. (a)	3,540	47,896
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Nice Systems Ltd. sponsored ADR (a)	2,383	$ 71,061
Novell, Inc. (a)	23,871	139,168
Nuance Communications, Inc. (a)	20,597	350,870
Opnet Technologies, Inc.	1,706	27,347
Oracle Corp.	367,326	8,290,548
Parametric Technology Corp. (a)	7,868	129,665
Pegasystems, Inc.	2,704	80,877
Perfect World Co. Ltd. sponsored ADR Class B (a)	2,878	76,209
Pervasive Software, Inc. (a)	1,282	6,179
Phoenix Technologies Ltd. (a)	5,559	16,510
Progress Software Corp. (a)	3,867	123,512
QAD, Inc.	4,728	22,647
Quest Software, Inc. (a)	8,113	157,027
Radiant Systems, Inc. (a)	2,762	38,281
Renaissance Learning, Inc.	1,806	28,228
Retalix Ltd. (a)	909	10,244
Rovi Corp. (a)	7,480	279,303
S1 Corp. (a)	3,933	24,109
Salary.com, Inc. (a)	857	2,382
Shanda Games Ltd. sponsored ADR	5,533	30,321
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(c)	2,181	89,443
Smith Micro Software, Inc. (a)	2,943	28,989
Sonic Foundry, Inc. (a)	478	3,241
Sonic Solutions, Inc. (a)	2,136	25,397
SonicWALL, Inc. (a)	4,416	40,230
Sourcefire, Inc. (a)	2,245	46,337
SRS Labs, Inc. (a)	2,684	24,371
SS&C Technologies Holdings, Inc. (a)	5,118	83,526
SuccessFactors, Inc. (a)	4,948	110,142
Symantec Corp. (a)	60,410	856,010
Symyx Technologies, Inc. (a)	2,794	17,882
Synchronoss Technologies, Inc. (a)	2,767	56,557
Synopsys, Inc. (a)	11,870	254,255
Take-Two Interactive Software, Inc. (a)(c)	5,373	62,166
Taleo Corp. Class A (a)	2,653	66,458
TeleCommunication Systems, Inc. Class A (a)	2,954	14,800
TeleNav, Inc.	3,300	27,687
The9 Ltd. sponsored ADR (a)	1,168	5,151
THQ, Inc. (a)	5,677	34,062
TIBCO Software, Inc. (a)	12,051	137,502
TiVo, Inc. (a)	8,528	77,093
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Ultimate Software Group, Inc. (a)	1,725	$ 59,012
Unica Corp. (a)	960	9,984
Vasco Data Security International, Inc. (a)	3,544	22,575
Veraz Networks, Inc. (a)	1,800	1,782
Versant Corp. (a)	349	3,895
Voltaire Ltd. (a)	1,910	8,595
Wave Systems Corp. Class A (a)	5,662	16,193
Websense, Inc. (a)	3,100	64,852
		37,953,953
TOTAL INFORMATION TECHNOLOGY		129,984,625
MATERIALS - 1.1%
Chemicals - 0.4%
A. Schulman, Inc.	2,108	46,850
ADA-ES, Inc. (a)	172	1,066
Altair Nanotechnologies, Inc. (a)(c)	14,711	7,648
American Pacific Corp. (a)	617	3,431
Ampal-American Israel Corp. Class A (a)	2,681	4,611
Balchem Corp.	1,821	44,232
Cereplast, Inc. (a)	820	3,050
China Agritech, Inc. (a)(c)	1,300	16,744
Fuwei Films Holdings Co. Ltd. (a)	926	889
Hawkins, Inc.	1,094	29,429
Innophos Holdings, Inc.	1,494	42,639
Innospec, Inc. (a)	3,873	48,180
KMG Chemicals, Inc.	572	9,627
Landec Corp. (a)	4,366	27,026
Methanex Corp. (c)	6,326	131,976
Nanophase Technologies Corp. (a)	626	970
Penford Corp. (a)	697	5,701
Senomyx, Inc. (a)	1,884	7,385
ShengdaTech, Inc. (a)	5,173	30,521
Sigma Aldrich Corp.	8,592	457,782
TPC Group, Inc. (a)	1,300	23,673
Yongye International, Inc. (a)	3,018	22,605
Zoltek Companies, Inc. (a)(c)	3,335	31,916
		997,951
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - 0.0%
China Advanced Construction Materials Group, Inc. (a)	5,937	$ 22,739
United States Lime & Minerals, Inc. (a)	477	18,603
		41,342
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	553	13,902
Silgan Holdings, Inc.	6,436	183,619
		197,521
Metals & Mining - 0.6%
Century Aluminum Co. (a)	6,417	67,443
China Gerui Adv Mat Group Ltd. (a)(c)	2,700	16,362
China Natural Resources, Inc. (a)(c)	1,155	11,608
China Precision Steel, Inc. (a)(c)	3,260	5,607
DRDGOLD Ltd. sponsored ADR	3,237	14,308
Globe Specialty Metals, Inc.	5,451	63,613
Gulf Resources, Inc. (a)	3,255	31,997
Haynes International, Inc.	1,001	31,782
Horsehead Holding Corp. (a)	2,890	30,143
Kaiser Aluminum Corp.	1,764	66,027
Lihir Gold Ltd. sponsored ADR	1,851	61,897
Olympic Steel, Inc.	1,095	30,178
Pan American Silver Corp.	7,621	194,122
Randgold Resources Ltd. sponsored ADR	4,636	405,418
Royal Gold, Inc.	3,343	167,618
Schnitzer Steel Industries, Inc. Class A	1,521	76,111
Silver Standard Resources, Inc. (a)	5,767	104,784
Steel Dynamics, Inc.	15,361	225,346
Sutor Technology Group Ltd. (a)	5,943	13,075
Universal Stainless & Alloy Products, Inc. (a)	1,071	22,073
US Energy Corp. (a)	3,179	16,690
		1,656,202
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)(c)	2,806	13,749
Pope Resources, Inc. LP	213	5,715
		19,464
TOTAL MATERIALS		2,912,480
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.5%
012 Smile.Communications Ltd. (a)	2,149	$ 54,284
8x8, Inc. (a)	8,794	11,608
Alaska Communication Systems Group, Inc.	5,059	41,838
Arbinet-thexchange, Inc. (a)	800	1,560
Atlantic Tele-Network, Inc.	1,084	45,322
Cbeyond, Inc. (a)	2,266	35,418
Cogent Communications Group, Inc. (a)	3,394	30,716
Consolidated Communications Holdings, Inc.	2,550	44,039
General Communications, Inc. Class A (a)	3,767	21,585
Global Crossing Ltd. (a)	4,081	55,542
Globalstar, Inc. (a)(c)	18,633	35,962
HickoryTech Corp.	972	6,804
Iridium Communications, Inc. (a)	5,293	47,955
Level 3 Communications, Inc. (a)(c)	115,187	154,351
Neutral Tandem, Inc. (a)	2,278	30,616
PAETEC Holding Corp. (a)	10,485	44,352
SureWest Communications (a)	1,410	8,643
Telefonos de Mexico SA de CV Series A sponsored ADR	257	3,611
tw telecom, inc. (a)	10,097	176,597
Warwick Valley Telephone Co.	420	5,767
Windstream Corp.	32,759	349,539
		1,206,109
Wireless Telecommunication Services - 1.1%
America Movil SAB de CV Series A sponsored ADR	375	17,888
Clearwire Corp.:
rights 6/21/10 (a)	13,443	4,463
Class A (a)(c)	13,443	109,426
FiberTower Corp. (a)	6,405	24,467
ICO Global Communications Holdings Ltd. Class A (a)	16,937	26,083
Leap Wireless International, Inc. (a)	5,795	94,632
Linktone Ltd. sponsored ADR (a)	452	692
Millicom International Cellular SA (c)	7,795	623,054
NII Holdings, Inc. (a)	12,050	439,464
NTELOS Holdings Corp.	2,836	50,906
Partner Communications Co. Ltd. ADR	591	10,532
SBA Communications Corp. Class A (a)	8,342	275,536
Shenandoah Telecommunications Co.	3,120	52,822
Terrestar Corp. (a)(c)	8,807	4,227
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
USA Mobility, Inc.	2,645	$ 37,242
Vodafone Group PLC sponsored ADR	52,413	1,053,501
		2,824,935
TOTAL TELECOMMUNICATION SERVICES		4,031,044
UTILITIES - 0.1%
Electric Utilities - 0.0%
MGE Energy, Inc.	1,440	50,861
Gas Utilities - 0.0%
China Natural Gas, Inc. (a)(c)	1,300	9,555
Delta Natural Gas Co., Inc.	344	10,062
		19,617
Independent Power Producers & Energy Traders - 0.0%
Synthesis Energy Systems, Inc. (a)	3,632	4,576
Water Utilities - 0.1%
Artesian Resources Corp. Class A	433	7,755
Cadiz, Inc. (a)	828	10,698
Connecticut Water Service, Inc.	1,238	25,750
Consolidated Water Co., Inc.	1,157	13,872
Middlesex Water Co.	1,342	22,572
Pure Cycle Corp. (a)	764	2,124
Southwest Water Co.	4,402	45,341
Tri-Tech Holding, Inc.	664	6,939
York Water Co.	818	10,659
		145,710
TOTAL UTILITIES		220,764
TOTAL COMMON STOCKS (Cost $223,498,484)		251,196,241
U.S. Treasury Obligations - 0.4%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.34% 11/18/10 (d) (Cost $998,397)	$ 1,000,000	999,008
Money Market Funds - 5.7%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (e)	3,754,491	$ 3,754,491
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	10,896,498	10,896,498
TOTAL MONEY MARKET FUNDS (Cost $14,650,989)		14,650,989
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $239,147,870)		266,846,238
NET OTHER ASSETS - (3.9)%		(10,093,972)
NET ASSETS - 100%		$ 256,752,266
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
148 CME E-mini NASDAQ 100 Index Contracts	June 2010	$ 5,481,920	$ (151,253)
The face value of futures purchased as a percentage of net assets - 2.1%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $599,405.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,254
Fidelity Securities Lending Cash Central Fund	134,984
Total	$ 138,238
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 36,745,851	$ 36,745,851	$ -	$ -
Consumer Staples	4,910,904	4,910,904	-	-
Energy	3,328,961	3,292,608	36,353	-
Financials	19,423,777	19,423,777	-	-
Health Care	35,683,795	35,683,711	-	84
Industrials	13,954,040	13,954,040	-	-
Information Technology	129,984,625	129,984,625	-	-
Materials	2,912,480	2,912,480	-	-
Telecommunication Services	4,031,044	4,031,044	-	-
Utilities	220,764	220,764	-	-
U.S. Government and Government Agency Obligations	999,008	-	999,008	-
Money Market Funds	14,650,989	14,650,989	-	-
Total Investments in Securities:	$ 266,846,238	$ 265,810,793	$ 1,035,361	$ 84
Derivative Instruments:
Liabilities
Futures Contracts	$ (151,253)	$ (151,253)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	84
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 84
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of May 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts	$ -	$ (151,253)
Total Value of Derivatives (a)	$ -	$ (151,253)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $5,497,338 of which $5,238,336 and $259,002 will expire on November 30, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2010 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,338,532) - See accompanying schedule: Unaffiliated issuers (cost $224,496,881)	$ 252,195,249
Fidelity Central Funds (cost $14,650,989)	14,650,989
Total Investments (cost $239,147,870)		$ 266,846,238
Receivable for investments sold		99,353
Receivable for fund shares sold		656,270
Dividends receivable		292,229
Distributions receivable from Fidelity Central Funds		23,913
Prepaid expenses		174
Receivable from investment adviser for expense reductions		54,137
Other receivables		1,149
Total assets		267,973,463

Liabilities
Payable for fund shares redeemed	$ 86,341
Accrued management fee	52,850
Distribution fees payable	39,645
Payable for daily variation on futures contracts	32,351
Other affiliated payables	41,925
Other payables and accrued expenses	71,587
Collateral on securities loaned, at value	10,896,498
Total liabilities		11,221,197

Net Assets		$ 256,752,266
Net Assets consist of:
Paid in capital		$ 235,070,367
Undistributed net investment income		593,786
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,459,002)
Net unrealized appreciation (depreciation) on investments		27,547,115
Net Assets, for 8,559,534 shares outstanding		$ 256,752,266
Net Asset Value, offering price and redemption price per share ($256,752,266 ÷ 8,559,534 shares)		$ 30.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 1,104,077
Interest		1,781
Income from Fidelity Central Funds (including $134,984 from security lending)		138,238
Total income		1,244,096

Expenses
Management fee	$ 299,323
Transfer agent fees	176,810
Distribution fees	74,799
Licensing fees	74,799
Accounting and security lending fees	49,073
Custodian fees and expenses	6,810
Independent trustees' compensation	652
Registration fees	15,639
Audit	26,917
Legal	540
Miscellaneous	1,449
Total expenses before reductions	726,811
Expense reductions	(289,673)	437,138
Net investment income (loss)		806,958
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(391,617)
Foreign currency transactions	3
Futures contracts	24,681
Capital gains distribution from Fidelity Central Funds	635
Total net realized gain (loss)		(366,298)
Change in net unrealized appreciation (depreciation) on: Investment securities	10,693,688
Futures contracts	(188,159)
Total change in net unrealized appreciation (depreciation)		10,505,529
Net gain (loss)		10,139,231
Net increase (decrease) in net assets resulting from operations		$ 10,946,189

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 806,958	$ 1,231,534
Net realized gain (loss)	(366,298)	318,530
Change in net unrealized appreciation (depreciation)	10,505,529	56,722,497
Net increase (decrease) in net assets resulting from operations	10,946,189	58,272,561
Distributions to shareholders from net investment income	(1,165,841)	(1,155,385)
Share transactions Proceeds from sales of shares	71,324,739	102,813,332
Reinvestment of distributions	1,117,280	1,098,205
Cost of shares redeemed	(46,409,554)	(58,869,179)
Net increase (decrease) in net assets resulting from share transactions	26,032,465	45,042,358
Redemption fees	37,764	87,347
Total increase (decrease) in net assets	35,850,577	102,246,881

Net Assets
Beginning of period	220,901,689	118,654,808
End of period (including undistributed net investment income of $593,786 and undistributed net investment income of $952,669, respectively)	$ 256,752,266	$ 220,901,689
Other Information Shares
Sold	2,300,308	4,345,451
Issued in reinvestment of distributions	38,132	53,105
Redeemed	(1,519,382)	(2,451,844)
Net increase (decrease)	819,058	1,946,712

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 28.54	$ 20.48	$ 35.88	$ 32.95	$ 30.32	$ 28.79
Income from Investment Operations
Net investment income (loss) D	.10	.18	.22	.18	.14	.09
Net realized and unrealized gain (loss)	1.51	8.07	(14.96)	3.07	2.69	1.86
Total from investment operations	1.61	8.25	(14.74)	3.25	2.83	1.95
Distributions from net investment income	(.15)	(.20)	(.18)	(.10)	(.08)	(.30)
Distributions from net realized gain	-	-	(.50)	(.25)	(.13)	(.14)
Total distributions	(.15)	(.20)	(.68)	(.35)	(.21)	(.44)
Redemption fees added to paid in capital D	- H	.01	.02	.03	.01	.02
Net asset value, end of period	$ 30.00	$ 28.54	$ 20.48	$ 35.88	$ 32.95	$ 30.32
Total Return B, C	5.65%	40.70%	(41.83)%	10.05%	9.42%	6.92%
Ratios to Average Net Assets E, G
Expenses before reductions	.58% A	.62%	.61%	.60%	.58%	.65%
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.42%	.45%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.42%	.45%
Net investment income (loss)	.65% A	.75%	.72%	.52%	.47%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 256,752	$ 220,902	$ 118,655	$ 190,571	$ 179,412	$ 117,324
Portfolio turnover rate F	4% A	3%	13%	18%	7%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

1. Organization.

Fidelity Nasdaq Composite Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 61,506,988
Gross unrealized depreciation	(34,590,999)
Net unrealized appreciation (depreciation)	$ 26,915,989

Tax cost	$ 239,930,249

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

During the period the Fidelity Nasdaq Composite Index Fund recognized net realized gain (loss) of $24,681 and a change in net unrealized appreciation (depreciation) of ($188,159) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $26,475,003 and $5,273,900, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode®), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan. The Fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution fee based on annual percentage of the Fund's average net assets of up to .25%. In addition, FDC pays NASDAQ for marketing services provided to the Fund. For the period, the distribution fees were equivalent to an annualized rate of .06% of average net assets. The total amounts paid to and retained by FDC were $74,799 and $0, respectively.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, FMR pays NASDAQ an annual licensing fee for the use of the Nasdaq Composite Index. FMR has entered into a sub-license agreement with the Fund whereby the Fund pays FMR the amount of the license fee at the rate of up to .06% of the Fund's average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $468 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

Semiannual Report

9. Expense Reductions.

FMR contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .35% of average net assets. This waiver will remain in place through January 31, 2011. Some expenses, for example interest expense, including commitment fees, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $289,656.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $17.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

EIF-USAN-0710
1.802767.106

Fidelity®
Nasdaq Composite® Index Tracking Stock

Semiannual Report

May 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Premium/Discount Analysis	<Click Here>	Information regarding the fund's NAV and market price.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite® and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMX Group, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Premium/Discount Analysis (Unaudited)

Shares of Fidelity® Nasdaq Composite® Index Tracking Stock (the fund) are listed on The Nasdaq Stock Market® and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund's NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on The Nasdaq Stock Market.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund's NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV.

Period Ended May 31, 2010

From June 1, 2005
to May 31, 2010	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	582	46.26%	456	36.25%
25 - <50	85	6.76%	51	4.05%
50 - <75	21	1.67%	17	1.35%
75 - <100	8	0.64%	8	0.64%
100 or above	15	1.19%	15	1.19%
Total	711	56.52%	547	43.48%

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Actual	.30%	$ 1,000.00	$ 1,056.00	$ 1.54
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.44	$ 1.51

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.8	5.5
Microsoft Corp.	6.6	8.1
Cisco Systems, Inc.	3.9	4.2
Intel Corp.	3.5	3.3
Google, Inc. Class A	3.5	4.4
Oracle Corp.	3.3	3.4
QUALCOMM, Inc.	1.8	2.3
Amazon.com, Inc.	1.7	1.8
Amgen, Inc.	1.5	1.8
Teva Pharmaceutical Industries Ltd. sponsored ADR	1.2	1.2
	33.8
Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	51.7	52.9
Consumer Discretionary	14.6	13.5
Health Care	14.2	14.4
Financials	7.7	8.0
Industrials	5.6	5.4
Consumer Staples	1.9	1.9
Telecommunication Services	1.6	1.4
Energy	1.3	1.3
Materials	1.1	1.1
Utilities	0.1	0.1
Asset Allocation (% of fund's net assets)
To match the Nasdaq Composite Index, Fidelity Nasdaq Composite Index Tracking Stock seeks 100% investment exposure to stocks at all times.

Semiannual Report

Investments May 31, 2010

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 14.6%
Auto Components - 0.2%
Amerigon, Inc. (a)	1,201	$ 10,594
Ballard Power Systems, Inc. (a)(c)	5,238	10,391
China Automotive Systems, Inc. (a)(c)	1,041	18,873
China XD Plastics Co. Ltd. (a)(c)	1,600	10,752
Dorman Products, Inc. (a)	1,067	24,157
Exide Technologies (a)	3,137	13,364
Federal-Mogul Corp. Class A (a)	4,086	70,524
Fuel Systems Solutions, Inc. (a)(c)	840	22,453
Gentex Corp.	6,086	119,772
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	7,787	5,295
Shiloh Industries, Inc. (a)	848	8,412
SORL Auto Parts, Inc. (a)	753	7,425
Spartan Motors, Inc.	1,724	8,275
Tongxin International Ltd. (a)	809	4,215
Westport Innovations, Inc.	1,490	23,275
Wonder Auto Technology, Inc. (a)(c)	1,248	10,371
		368,148
Automobiles - 0.0%
Kandi Technologies Corp. (a)(c)	1,312	4,343
Distributors - 0.1%
Audiovox Corp. Class A (a)	369	3,015
Core-Mark Holding Co., Inc. (a)	501	13,567
LKQ Corp. (a)	5,990	110,336
		126,918
Diversified Consumer Services - 0.8%
American Public Education, Inc. (a)	838	34,266
Apollo Group, Inc. Class A (non-vtg.) (a)	6,353	337,725
Cambium Learning Group, Inc. (a)	1,516	7,353
Capella Education Co. (a)	742	63,745
Career Education Corp. (a)	3,544	99,232
ChinaCast Education Corp. (a)	1,493	9,869
Coinstar, Inc. (a)	1,366	73,300
Corinthian Colleges, Inc. (a)(c)	3,558	47,642
Education Management Corp.	5,760	121,709
Grand Canyon Education, Inc. (a)	1,871	45,952
Learning Tree International, Inc. (a)	1,046	12,385
Lincoln Educational Services Corp. (a)	1,130	26,928
Matthews International Corp. Class A	1,408	45,591
Princeton Review, Inc. (a)	1,206	2,894
Steiner Leisure Ltd. (a)	672	27,888
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Stewart Enterprises, Inc. Class A	4,438	$ 26,939
StoneMor Partners LP	556	11,042
Strayer Education, Inc.	593	142,320
		1,136,780
Hotels, Restaurants & Leisure - 1.8%
AFC Enterprises, Inc. (a)	1,105	11,558
Ambassadors Group, Inc.	1,051	12,286
Ambassadors International, Inc. (a)	582	291
Ameristar Casinos, Inc.	2,486	44,798
Benihana, Inc. (a)	145	870
Benihana, Inc. Class A (sub. vtg.) (a)	273	1,586
BJ's Restaurants, Inc. (a)(c)	1,280	29,683
Bob Evans Farms, Inc.	1,424	41,353
Buffalo Wild Wings, Inc. (a)	678	25,018
California Pizza Kitchen, Inc. (a)	1,126	20,527
Caribou Coffee Co., Inc. (a)	678	6,814
Carrols Restaurant Group, Inc. (a)	736	4,615
Century Casinos, Inc. (a)	1,121	2,556
China Lodging Group Ltd. ADR (c)	363	5,205
Churchill Downs, Inc.	736	24,678
Cosi, Inc. (a)	3,046	2,855
Cracker Barrel Old Country Store, Inc.	806	40,163
Ctrip.com International Ltd. sponsored ADR (a)	5,704	224,681
Denny's Corp. (a)	5,857	18,508
Einstein Noah Restaurant Group, Inc. (a)	854	11,042
Empire Resorts, Inc. (a)	1,905	3,467
Gaming Partners International Corp.	432	2,354
Great Wolf Resorts, Inc. (a)	1,766	4,433
Home Inns & Hotels Management, Inc. sponsored ADR (a)	1,066	40,604
International Speedway Corp. Class A	857	23,902
Interval Leisure Group, Inc. (a)	2,086	28,203
Isle of Capri Casinos, Inc. (a)	1,398	13,924
Jack in the Box, Inc. (a)	2,407	54,013
Jamba, Inc. (a)	2,806	6,678
Lakes Entertainment, Inc. (a)	1,361	2,423
McCormick & Schmick's Seafood Restaurants (a)	838	7,316
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(c)	7,115	30,523
Monarch Casino & Resort, Inc. (a)	1,041	12,055
Morgans Hotel Group Co. (a)	1,382	10,496
MTR Gaming Group, Inc. (a)	1,696	3,155
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Multimedia Games, Inc. (a)	1,185	$ 5,463
O'Charleys, Inc. (a)	1,089	8,113
P.F. Chang's China Bistro, Inc.	971	42,209
Panera Bread Co. Class A (a)	1,130	91,338
Papa John's International, Inc. (a)	1,094	27,164
Peet's Coffee & Tea, Inc. (a)	542	21,057
Penn National Gaming, Inc. (a)	3,445	88,192
Premier Exhibitions, Inc. (a)	1,633	2,074
Red Robin Gourmet Burgers, Inc. (a)	848	17,477
Rick's Cabaret International, Inc. (a)	582	5,366
Ruth's Hospitality Group, Inc. (a)	2,084	10,087
Scientific Games Corp. Class A (a)	4,150	42,413
Shuffle Master, Inc. (a)	3,046	25,282
Sonic Corp. (a)	2,448	25,826
Starbucks Corp.	30,933	800,855
Texas Roadhouse, Inc. Class A (a)	2,827	41,274
The Cheesecake Factory, Inc. (a)	2,854	72,777
Town Sports International Holdings, Inc. (a)	1,233	3,662
Wynn Resorts Ltd.	5,093	427,201
Youbet.com, Inc. (a)	2,127	5,296
		2,535,759
Household Durables - 0.3%
Bassett Furniture Industries, Inc. (a)	886	4,722
Cavco Industries, Inc. (a)	235	8,580
Deer Consumer Products, Inc. (a)	1,066	9,029
Dixie Group, Inc. (a)	545	2,289
Flexsteel Industries, Inc.	945	11,132
Garmin Ltd. (c)	8,173	274,449
Helen of Troy Ltd. (a)	1,131	29,135
Hooker Furniture Corp.	843	13,126
iRobot Corp. (a)	987	21,181
Lifetime Brands, Inc. (a)	576	8,052
Makita Corp. sponsored ADR	91	2,481
Palm Harbor Homes, Inc. (a)	1,937	4,242
Stanley Furniture Co., Inc. (a)	961	5,045
Universal Electronics, Inc. (a)	715	13,957
		407,420
Internet & Catalog Retail - 2.7%
1-800-FLOWERS.com, Inc. Class A (a)	1,920	5,126
Amazon.com, Inc. (a)	18,523	2,323,896
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Bidz.com, Inc. (a)	1,030	$ 1,772
Blue Nile, Inc. (a)	710	33,299
dELiA*s, Inc. (a)	1,313	2,088
Drugstore.com, Inc. (a)	3,462	11,875
Expedia, Inc.	11,030	237,807
Gaiam, Inc. Class A	881	6,978
HSN, Inc. (a)	2,243	60,449
Liberty Media Corp. Interactive Series A (a)	24,869	322,551
Netflix, Inc. (a)	2,261	251,310
NutriSystem, Inc. (c)	1,456	32,396
Overstock.com, Inc. (a)	1,035	23,288
PetMed Express, Inc. (c)	1,307	25,774
Priceline.com, Inc. (a)	2,047	391,305
Shutterfly, Inc. (a)	1,066	24,625
SinoCoking Coal and Coke Chemical Industries, Inc. (a)(c)	800	11,704
US Auto Parts Network, Inc. (a)	1,297	10,584
ValueVision Media, Inc. Class A (a)	1,713	3,854
Vitacost.com, Inc.	1,173	12,047
		3,792,728
Leisure Equipment & Products - 0.3%
Arctic Cat, Inc. (a)	832	9,543
JAKKS Pacific, Inc. (a)	1,158	17,150
Mattel, Inc.	14,943	323,665
Optimal Group, Inc. Class A (a)	300	708
Pool Corp.	2,054	49,275
RC2 Corp. (a)	928	17,261
Smith & Wesson Holding Corp. (a)	2,334	10,165
		427,767
Media - 5.4%
AirMedia Group, Inc. ADR (a)	577	2,331
Alloy, Inc. (a)	641	4,849
Ascent Media Corp. (a)	778	20,609
Beasley Broadcast Group, Inc. Class A (a)	1,025	5,299
Carmike Cinemas, Inc. (a)	640	7,104
Central European Media Enterprises Ltd. Class A (a)(c)	2,334	59,097
China Yida Holding Co. (a)	856	9,921
CKX, Inc. (a)	4,774	25,302
Comcast Corp.:
Class A	86,037	1,556,409
Class A (special) (non-vtg.)	32,165	553,881
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Crown Media Holdings, Inc. Class A (a)(c)	3,936	$ 6,927
CTC Media, Inc.	6,416	93,866
Cumulus Media, Inc. Class A (a)	2,176	8,922
Daily Journal Corp. (a)	42	3,023
DIRECTV (a)	38,154	1,438,024
Discovery Communications, Inc. (a)	5,884	221,591
Discovery Communications, Inc. Class C (a)	5,575	176,951
DISH Network Corp. Class A	8,918	185,940
DreamWorks Animation SKG, Inc. Class A (a)	3,332	98,927
Emmis Communications Corp. Class A (a)	1,249	2,873
Fisher Communications, Inc. (a)	400	5,800
Focus Media Holding Ltd. ADR (a)	5,424	85,103
Global Sources Ltd. (a)	1,833	13,857
Global Traffic Network, Inc. (a)	614	3,199
Harris Interactive, Inc. (a)	2,902	3,337
IMAX Corp. (a)	2,785	48,307
interCLICK, Inc. (a)	688	2,814
Knology, Inc. (a)	1,596	19,088
Lamar Advertising Co. Class A (a)	3,270	96,367
Liberty Global, Inc.:
Class A (a)	5,653	145,847
Class B (a)	219	5,727
Class C (a)	5,155	132,277
Liberty Media Corp.:
Capital Series A (a)	3,766	158,398
Starz Series A (a)	2,118	110,814
LodgeNet Entertainment Corp. (a)	1,233	6,560
Madison Square Garden, Inc. Class A (a)	2,569	54,129
MDC Partners, Inc. Class A (sub. vtg.)	1,745	21,254
Mediacom Communications Corp. Class A (a)	1,770	9,434
Morningstar, Inc. (a)	1,923	93,842
National CineMedia, Inc.	1,706	29,838
Navarre Corp. (a)	1,553	3,044
Net Servicos de Comunicacao SA sponsored ADR (a)	2,551	26,071
New Frontier Media, Inc. (a)	1,553	2,826
News Corp.:
Class A	75,100	991,320
Class B (c)	33,600	516,096
Outdoor Channel Holdings, Inc. (a)	1,068	6,355
Private Media Group, Inc. (a)	838	1,760
Radio One, Inc. Class D (non-vtg.) (a)	2,147	8,910
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
RCN Corp. (a)	1,609	$ 23,371
ReachLocal, Inc.	1,100	16,148
Rentrak Corp. (a)	518	12,204
RRSat Global Communications Network Ltd.	966	8,694
Salem Communications Corp. Class A (a)	748	3,179
Scholastic Corp.	1,493	39,042
Sinclair Broadcast Group, Inc. Class A (a)	2,041	13,542
Sirius XM Radio, Inc. (a)(c)	159,300	164,079
Spanish Broadcasting System, Inc. Class A (a)	2,045	3,497
SuperMedia, Inc. (a)	586	17,656
Value Line, Inc.	480	9,504
Virgin Media, Inc.	13,958	225,561
VisionChina Media, Inc. ADR (a)	3,347	10,074
Westwood One, Inc. (a)	848	11,609
WPP PLC sponsored ADR	544	25,557
Xinhua Sports & Entertainment sponsored ADR (a)	5,340	2,029
		7,669,966
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	3,569	223,384
Fred's, Inc. Class A	1,958	26,805
Sears Holdings Corp. (a)(c)	4,837	425,946
The Bon-Ton Stores, Inc. (a)	545	7,074
Tuesday Morning Corp. (a)	1,750	9,905
		693,114
Specialty Retail - 2.1%
A.C. Moore Arts & Crafts, Inc. (a)	929	2,583
America's Car Mart, Inc. (a)	528	12,788
AutoChina International Ltd. (a)	422	9,360
bebe Stores, Inc.	3,738	25,605
Bed Bath & Beyond, Inc. (a)	10,692	479,750
Big 5 Sporting Goods Corp.	1,110	16,417
Books-A-Million, Inc.	822	5,795
Cache, Inc. (a)	737	4,533
Casual Male Retail Group, Inc. (a)	2,409	9,034
Charming Shoppes, Inc. (a)	5,462	24,907
Citi Trends, Inc. (a)	656	22,356
Coldwater Creek, Inc. (a)	3,622	22,601
Conn's, Inc. (a)	1,163	8,699
Cost Plus, Inc. (a)	897	4,171
Destination Maternity Corp. (a)	144	3,868
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Dress Barn, Inc. (a)	3,296	$ 90,277
Finish Line, Inc. Class A	2,001	33,317
Golfsmith International Holdings, Inc. (a)	608	2,219
Gymboree Corp. (a)	1,238	55,190
Hibbett Sports, Inc. (a)	1,238	31,903
Hot Topic, Inc.	2,017	11,215
Jos. A. Bank Clothiers, Inc. (a)	683	41,444
Kirkland's, Inc. (a)	993	21,369
Monro Muffler Brake, Inc.	837	32,969
O'Reilly Automotive, Inc. (a)	5,481	279,641
Pacific Sunwear of California, Inc. (a)	2,976	12,112
PetSmart, Inc.	5,350	169,916
Rent-A-Center, Inc. (a)	2,838	68,736
Ross Stores, Inc.	5,058	265,039
rue21, Inc.	1,110	37,685
Select Comfort Corp. (a)	2,177	24,426
Shoe Carnival, Inc. (a)	508	12,736
Staples, Inc.	29,794	641,167
Stein Mart, Inc. (a)	1,888	15,047
The Children's Place Retail Stores, Inc. (a)	1,275	60,091
Tractor Supply Co.	1,373	93,034
Trans World Entertainment Corp. (a)	3,126	5,846
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,494	63,797
Urban Outfitters, Inc. (a)	6,829	247,893
West Marine, Inc. (a)	977	10,874
Wet Seal, Inc. Class A (a)	4,311	17,675
Winmark Corp.	320	9,981
Zumiez, Inc. (a)	1,254	21,468
		3,029,534
Textiles, Apparel & Luxury Goods - 0.4%
Cherokee, Inc.	432	8,852
Columbia Sportswear Co.	1,462	74,825
Crocs, Inc. (a)	3,430	35,501
Deckers Outdoor Corp. (a)	566	81,912
Exceed Co. Ltd. (a)(c)	1,224	9,486
Fossil, Inc. (a)	2,656	99,600
Fuqi International, Inc. (a)(c)	1,111	10,277
G-III Apparel Group Ltd. (a)	800	22,936
Heelys, Inc. (a)	1,024	2,806
Iconix Brand Group, Inc. (a)	2,672	43,420
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Joe's Jeans, Inc. (a)	2,716	$ 6,111
K-Swiss, Inc. Class A (a)	1,505	18,767
LJ International, Inc. (a)	1,046	3,065
lululemon athletica, Inc. (a)	2,136	87,277
Perry Ellis International, Inc. (a)	785	18,887
Steven Madden Ltd. (a)	1,088	36,698
Tandy Brands Accessories, Inc. (a)	1,078	4,280
True Religion Apparel, Inc. (a)	1,019	28,135
Volcom, Inc. (a)	940	18,762
Wacoal Holdings Corp. sponsored ADR	104	5,898
Weyco Group, Inc.	640	14,714
		632,209
TOTAL CONSUMER DISCRETIONARY		20,824,686
CONSUMER STAPLES - 1.9%
Beverages - 0.2%
Central European Distribution Corp. (a)	2,867	73,281
Coca-Cola Bottling Co. Consolidated	336	16,719
Hansen Natural Corp. (a)	3,814	148,937
Jones Soda Co. (a)	1,617	1,682
MGP Ingredients, Inc. (a)	763	5,181
National Beverage Corp.	2,133	25,468
		271,268
Food & Staples Retailing - 1.2%
Andersons, Inc.	763	24,973
Arden Group, Inc. Class A	159	14,159
Casey's General Stores, Inc.	1,979	72,966
China Jo-Jo Drugstores, Inc. (a)	612	2,674
Costco Wholesale Corp.	18,085	1,053,451
Ingles Markets, Inc. Class A	918	13,944
Nash-Finch Co.	573	20,691
PriceSmart, Inc.	1,296	31,117
QKL Stores, Inc. (a)	2,225	11,592
Spartan Stores, Inc.	931	14,188
Susser Holdings Corp. (a)	683	6,850
The Pantry, Inc. (a)	939	14,357
United Natural Foods, Inc. (a)	1,846	57,318
Village Super Market, Inc. Class A	293	7,876
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Whole Foods Market, Inc. (a)	7,038	$ 284,546
Winn-Dixie Stores, Inc. (a)	2,262	25,334
		1,656,036
Food Products - 0.4%
AgFeed Industries, Inc. (a)(c)	1,955	6,569
Alico, Inc.	256	6,502
American Italian Pasta Co. Class A (a)	818	31,828
Bridgford Foods Corp.	417	5,755
Cal-Maine Foods, Inc.	947	30,654
Calavo Growers, Inc.	790	12,616
Cresud S.A.C.I.F. y A. sponsored ADR	2,056	25,104
Diamond Foods, Inc.	806	33,409
Farmer Brothers Co.	800	13,992
Green Mountain Coffee Roasters, Inc. (a)	5,481	129,626
Hain Celestial Group, Inc. (a)	1,552	33,461
Imperial Sugar Co.	529	5,586
J&J Snack Foods Corp.	912	40,520
John B. Sanfilippo & Son, Inc. (a)	386	5,636
Lancaster Colony Corp.	1,043	57,010
Lance, Inc.	1,590	30,687
Lifeway Foods, Inc. (a)	838	8,774
Origin Agritech Ltd. (a)	1,066	9,903
Sanderson Farms, Inc.	807	44,264
Seneca Foods Group Class A (a)	337	9,928
SkyPeople Fruit Juice, Inc. (a)	964	5,379
Smart Balance, Inc. (a)	2,721	16,272
SunOpta, Inc. (a)	2,817	13,228
Synutra International, Inc. (a)(c)	2,326	45,962
Yuhe International, Inc. (a)(c)	715	6,635
Zhongpin, Inc. (a)	1,361	16,550
		645,850
Household Products - 0.0%
Central Garden & Pet Co. (a)	1,409	14,160
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,265	11,967
WD-40 Co.	746	24,349
		50,476
Personal Products - 0.1%
China Sky One Medical, Inc. (a)	614	7,773
China-Biotics, Inc. (a)	910	13,031
Elizabeth Arden, Inc. (a)	1,472	25,024
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
GLG Life Tech Corp. (a)	1,817	$ 13,268
Inter Parfums, Inc.	1,473	23,023
Mannatech, Inc.	1,233	3,119
Nutraceutical International Corp. (a)	586	8,280
Parlux Fragrances, Inc. (a)	1,201	2,174
Physicians Formula Holdings, Inc. (a)	913	3,533
Reliv International, Inc.	641	1,795
The Female Health Co.	958	5,595
USANA Health Sciences, Inc. (a)	726	27,189
		133,804
Tobacco - 0.0%
Star Scientific, Inc. (a)(c)	3,446	5,272
TOTAL CONSUMER STAPLES		2,762,706
ENERGY - 1.3%
Energy Equipment & Services - 0.2%
Acergy SA sponsored ADR	1,606	24,267
Bronco Drilling Co., Inc. (a)	1,126	4,110
Dawson Geophysical Co. (a)	480	10,790
ENGlobal Corp. (a)	1,120	2,979
Exterran Partners LP	520	10,634
Global Industries Ltd. (a)	4,502	23,500
Gulf Island Fabrication, Inc.	694	12,679
Hercules Offshore, Inc. (a)	5,866	18,302
Lufkin Industries, Inc.	640	51,027
Matrix Service Co. (a)	1,110	10,922
Mitcham Industries, Inc. (a)	358	2,227
Omni Energy Services Corp. (a)	816	1,673
OYO Geospace Corp. (a)	219	9,993
Patterson-UTI Energy, Inc.	6,518	91,448
PHI, Inc. (non-vtg.) (a)	507	8,938
Seahawk Drilling, Inc. (a)	690	8,342
Superior Well Services, Inc. (a)	1,206	18,223
T-3 Energy Services, Inc. (a)	512	13,655
Tesco Corp. (a)	1,568	17,609
Trico Marine Services, Inc. (a)(c)	1,554	2,269
Union Drilling, Inc. (a)	1,238	6,735
		350,322
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 1.1%
Abraxas Petroleum Corp. (a)	2,963	$ 7,763
Alliance Holdings GP, LP	2,534	78,807
Alliance Resource Partners LP	1,446	65,721
APCO Argentina, Inc.	1,110	31,358
Approach Resources, Inc. (a)	1,120	8,030
Atlas Energy, Inc. (a)	3,258	100,607
ATP Oil & Gas Corp. (a)	1,960	20,854
BioFuel Energy Corp. (a)	2,115	4,336
BreitBurn Energy Partners LP	2,240	33,040
Brigham Exploration Co. (a)	4,752	81,639
Calumet Specialty Products Partners LP	899	16,227
Capital Product Partners LP	1,396	10,498
Carrizo Oil & Gas, Inc. (a)	1,270	22,530
China Integrated Energy, Inc. (a)	1,532	14,355
Clayton Williams Energy, Inc. (a)	496	22,518
Clean Energy Fuels Corp. (a)(c)	2,666	39,777
Copano Energy LLC	2,651	65,029
CREDO Petroleum Corp. (a)	1,070	9,106
Crimson Exploration, Inc. (a)	2,265	6,251
Crosstex Energy LP (a)	2,107	20,354
Crosstex Energy, Inc. (a)	2,139	14,460
Delta Petroleum Corp. (a)(c)	11,530	13,605
Dorchester Minerals LP	1,220	31,964
Double Eagle Petroleum Co. (a)	432	1,944
Eagle Rock Energy Partners LP	2,006	12,381
Eagle Rock Energy Partners LP rights 6/30/10 (a)	702	1,909
Energy XXI (Bermuda) Ltd. (a)	2,234	35,543
EV Energy Partners LP	1,349	39,485
FX Energy, Inc. (a)	1,856	6,682
Geomet, Inc. (a)	2,577	3,247
Georesources, Inc. (a)	851	12,186
Golar LNG Ltd. (NASDAQ)	2,982	34,084
Green Plains Renewable Energy, Inc. (a)	1,069	11,877
Gulfport Energy Corp. (a)	1,622	21,297
Houston American Energy Corp.	1,412	17,085
Isramco, Inc. (a)	106	5,407
Ivanhoe Energy, Inc. (a)	11,763	28,069
James River Coal Co. (a)	1,237	19,841
Knightsbridge Tankers Ltd.	1,003	17,322
L&L Energy, Inc. (a)	906	8,353
Legacy Reserves LP	1,323	29,635
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
LINN Energy LLC	6,058	$ 148,239
Martin Midstream Partners LP	648	19,187
Miller Petroleum, Inc. (a)	942	5,548
NGAS Resources, Inc. (a)(c)	1,377	1,542
Pacific Ethanol, Inc. (a)(c)	1,521	1,202
Petroleum Development Corp. (a)	640	13,184
PostRock Energy Corp. (a)	656	3,168
PrimeEnergy Corp. (a)	176	3,508
Ram Energy Resources, Inc. (a)	6,651	11,307
Regency Energy Partners LP	3,876	89,148
Rex Energy Corp. (a)	1,722	17,995
Rosetta Resources, Inc. (a)	2,326	51,009
StealthGas, Inc. (a)	1,190	6,069
Syntroleum Corp. (a)	2,838	5,818
TC Pipelines LP	1,840	69,957
TEL Offshore Trust (a)	320	986
Top Ships, Inc. (a)	2,928	3,367
Toreador Resources Corp. (a)	1,041	7,329
TransGlobe Energy Corp. (a)	1,937	13,885
Uranium Resources, Inc. (a)	8,437	3,965
Verenium Corp. (a)	1,063	3,380
Warren Resources, Inc. (a)	2,742	8,281
Zion Oil & Gas, Inc. (a)(c)	1,193	6,263
Zion Oil & Gas, Inc. rights 6/30/10 (a)	633	158
		1,519,671
TOTAL ENERGY		1,869,993
FINANCIALS - 7.7%
Capital Markets - 1.5%
American Capital Ltd.	11,123	59,286
BGC Partners, Inc. Class A	3,200	19,936
Calamos Asset Management, Inc. Class A	1,003	11,033
Capital Southwest Corp.	208	19,169
Cowen Group, Inc. Class A (a)	2,891	13,703
Diamond Hill Investment Group, Inc.	192	12,666
E*TRADE Financial Corp. (a)	91,351	135,199
Epoch Holding Corp.	1,174	13,924
FBR Capital Markets Corp. (a)	3,088	12,506
Financial Engines, Inc. (a)	1,749	26,655
FirstCity Financial Corp. (a)	929	5,908
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
GFI Group, Inc.	4,806	$ 29,076
Gleacher & Co., Inc. (a)	4,913	19,357
Harris & Harris Group, Inc. (a)	1,328	5,604
International Assets Holding Corp. (a)	814	13,317
Northern Trust Corp.	10,164	516,433
optionsXpress Holdings, Inc. (a)	2,512	40,318
Penson Worldwide, Inc. (a)	950	6,422
Prospect Capital Corp.	2,827	29,146
Rodman & Renshaw Capital Group, Inc. (a)	1,244	4,466
Sanders Morris Harris Group, Inc.	1,040	5,554
SEI Investments Co.	8,037	169,500
T. Rowe Price Group, Inc.	10,552	522,535
TD Ameritrade Holding Corp. (a)	24,733	438,516
Thomas Weisel Partners Group, Inc. (a)	1,222	8,383
TradeStation Group, Inc. (a)	1,910	13,580
U.S. Global Investments, Inc. Class A	1,149	8,158
Virtus Investment Partners, Inc. (a)	304	6,928
		2,167,278
Commercial Banks - 3.0%
1st Source Corp.	1,179	22,672
1st United Bancorp, Inc. (a)	268	2,117
Alliance Financial Corp.	384	10,668
American National Bankshares, Inc.	560	11,278
American River Bankshares	529	4,285
Ameris Bancorp	768	8,655
Ames National Corp.	363	6,774
Arrow Financial Corp.	704	17,938
Associated Banc-Corp.	6,918	92,909
BancFirst Corp.	640	25,402
Bancorp Rhode Island, Inc.	213	6,090
Bancorp, Inc., Delaware (a)	656	5,228
BancTrust Financial Group, Inc.	1,334	5,910
Bank of Florida Corp. (a)(c)	608	387
Bank of Florida Corp. rights (a)	1,710	0
Bank of Granite Corp. (a)	1,104	1,479
Bank of Marin Bancorp	395	12,312
Bank of the Ozarks, Inc.	768	27,103
Banner Corp. (c)	784	3,379
BNC Bancorp	384	3,840
BOK Financial Corp.	2,951	149,173
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Boston Private Financial Holdings, Inc.	2,880	$ 21,082
Bridge Capital Holdings (a)	550	5,671
Bryn Mawr Bank Corp.	608	10,628
Camden National Corp.	462	14,507
Capital Bank Corp.	352	1,369
Capital City Bank Group, Inc.	934	14,019
Cardinal Financial Corp.	1,350	14,175
Cascade Bancorp (a)	1,318	791
Cascade Financial Corp. (a)	929	1,319
Cathay General Bancorp	2,780	30,636
Center Bancorp, Inc.	1,291	9,515
Center Financial Corp. (a)	608	3,551
Centerstate Banks of Florida, Inc.	656	7,590
Century Bancorp, Inc. Class A (non-vtg.)	174	3,529
Chemical Financial Corp.	987	23,905
Citizens & Northern Corp.	352	4,449
Citizens Banking Corp., Michigan (a)	17,249	18,974
City Holding Co.	774	24,838
CNB Financial Corp., Pennsylvania	726	10,440
CoBiz, Inc.	1,275	8,453
Colony Bankcorp, Inc.	448	3,199
Columbia Banking Systems, Inc.	1,632	36,443
Commerce Bancshares, Inc.	3,454	128,385
Community Trust Bancorp, Inc.	784	21,027
CVB Financial Corp.	4,029	40,008
Danvers Bancorp, Inc.	1,584	25,075
Eagle Bancorp, Inc., Maryland (a)	1,813	23,623
East West Bancorp, Inc.	6,092	103,564
Eastern Virgina Bankshares, Inc.	288	2,004
Enterprise Financial Services Corp.	896	9,014
Fidelity Southern Corp.	797	5,659
Fifth Third Bancorp	33,573	436,113
Financial Institutions, Inc.	315	6,010
First Bancorp, North Carolina	768	12,396
First Busey Corp.	2,893	13,568
First Chester County Corp.	660	5,326
First Citizen Bancshares, Inc.	363	72,600
First Community Bancshares, Inc.	1,059	17,008
First Financial Bancorp, Ohio	2,230	35,446
First Financial Bankshares, Inc.	762	38,237
First Financial Corp., Indiana	576	16,330
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Interstate Bancsystem, Inc.	424	$ 6,678
First M&F Corp.	576	2,396
First Mariner Bancorp, Inc. (a)	944	1,218
First Merchants Corp.	1,704	14,706
First Midwest Bancorp, Inc., Delaware	3,046	42,248
First of Long Island Corp.	555	14,069
First South Bancorp, Inc., Virginia	480	6,518
First State Bancorp. (a)(c)	1,440	734
First United Corp.	592	3,404
Firstbank Corp., Michigan	353	1,853
FirstMerit Corp.	4,473	83,377
FNB Corp., North Carolina	438	561
Fulton Financial Corp.	8,238	81,968
German American Bancorp, Inc.	657	10,486
Glacier Bancorp, Inc.	3,031	48,072
Great Southern Bancorp, Inc.	836	20,641
Green Bankshares, Inc. (a)	531	6,138
Grupo Financiero Galicia SA sponsored ADR (a)(c)	2,576	14,297
Guaranty Bancorp (a)	2,512	3,743
Hampton Roads Bankshares, Inc. (c)	2,567	5,031
Hancock Holding Co.	1,395	53,331
Hanmi Financial Corp. (a)(c)	2,320	5,359
Heartland Financial USA, Inc.	768	13,732
Heritage Commerce Corp. (a)	631	2,840
Heritage Financial Corp., Washington (a)	559	8,368
Home Bancshares, Inc.	1,042	24,570
Hudson Valley Holding Corp.	586	14,017
Huntington Bancshares, Inc.	29,760	183,322
IBERIABANK Corp.	1,113	61,137
Independent Bank Corp., Massachusetts	906	21,943
Independent Bank Corp., Michigan (c)	769	654
Integra Bank Corp. (c)	880	818
International Bancshares Corp.	2,704	53,404
Intervest Bancshares Corp. Class A (a)	352	1,897
Investors Bancorp, Inc. (a)	4,774	65,213
Lakeland Bancorp, Inc.	1,280	12,723
Lakeland Financial Corp.	870	17,574
LNB Bancorp, Inc.	950	4,750
Macatawa Bank Corp. (a)	577	1,010
MainSource Financial Group, Inc.	1,211	10,063
MB Financial, Inc.	2,133	46,606
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
MBT Financial Corp. (c)	1,104	$ 2,948
Mercantile Bank Corp.	272	1,618
Merchants Bancshares, Inc.	258	5,900
Metro Bancorp, Inc. (a)	416	5,404
Metrocorp Bancshares, Inc. (a)	86	296
Nara Bancorp, Inc. (a)	1,542	11,765
National Bankshares, Inc.	360	8,917
National Penn Bancshares, Inc.	5,449	38,089
NBT Bancorp, Inc.	1,493	32,771
NewBridge Bancorp (a)	1,457	6,119
North Valley Bancorp (a)	608	1,398
Northern States Financial Corp. (a)	406	1,295
Northfield Bancorp, Inc.	2,342	34,053
Northrim Bancorp, Inc.	411	7,077
Old Point Financial Corp.	491	6,177
Old Second Bancorp, Inc.	960	3,955
OmniAmerican Bancorp, Inc. (a)	454	5,257
Orrstown Financial Services, Inc.	266	6,496
Pacific Capital Bancorp (a)(c)	2,024	3,279
Pacific Continental Corp.	480	5,323
Pacific Mercantile Bancorp (a)	593	2,514
PacWest Bancorp	1,190	24,800
Peapack-Gladstone Financial Corp.	322	4,283
Penns Woods Bancorp, Inc.	487	14,405
Peoples Bancorp, Inc.	528	8,010
Pinnacle Financial Partners, Inc. (a)	1,238	16,923
Popular, Inc. (a)	26,817	81,256
Preferred Bank, Los Angeles California (a)	545	1,199
PremierWest Bancorp (a)	789	521
PrivateBancorp, Inc.	3,093	40,982
Prosperity Bancshares, Inc.	1,990	71,720
Renasant Corp.	822	11,796
Republic Bancorp, Inc., Kentucky Class A	923	21,367
Republic First Bancorp, Inc. (a)	816	2,424
Royal Bancshares of Pennsylvania, Inc. Class A (a)	784	2,470
S&T Bancorp, Inc.	1,189	25,647
S.Y. Bancorp, Inc.	755	17,697
Sandy Spring Bancorp, Inc.	742	11,486
SCBT Financial Corp.	507	18,146
Seacoast Banking Corp., Florida (a)	913	1,726
Shore Bancshares, Inc.	320	4,099
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Sierra Bancorp	512	$ 6,339
Signature Bank, New York (a)	1,616	61,149
Simmons First National Corp. Class A	742	19,559
Smithtown Bancorp, Inc. (c)	550	1,485
South Financial Group, Inc.	9,994	2,720
Southern Community Financial Corp. (a)	673	1,635
Southside Bancshares, Inc.	897	18,164
Southwest Bancorp, Inc., Oklahoma	1,035	16,001
State Bancorp, Inc., New York	603	5,548
StellarOne Corp.	1,254	17,255
Sterling Bancshares, Inc.	4,236	22,663
Sterling Financial Corp., Washington (a)(c)	2,320	1,972
Suffolk Bancorp	599	18,880
Summit Financial Group, Inc.	432	1,724
Sun Bancorp, Inc., New Jersey	856	4,075
Superior Bancorp (a)	384	1,106
Susquehanna Bancshares, Inc., Pennsylvania	5,393	47,297
SVB Financial Group (a)	1,690	75,813
Taylor Capital Group, Inc. (a)	603	7,688
Texas Capital Bancshares, Inc. (a)	1,408	25,724
The First Bancorp, Inc.	662	9,745
TIB Financial Corp. (c)	962	722
Tower Bancorp, Inc.	245	5,772
TowneBank (c)	982	14,308
Trico Bancshares	838	15,327
Trustmark Corp.	2,640	59,057
UMB Financial Corp.	1,720	66,994
Umpqua Holdings Corp.	4,752	59,685
Union/First Market Bankshares Corp.	742	11,560
United Bankshares, Inc., West Virginia (c)	1,830	49,264
United Community Banks, Inc., Georgia	3,881	17,988
United Security Bancshares, Inc.	496	6,984
United Security Bancshares, California (c)	991	4,707
Univest Corp. of Pennsylvania	758	14,599
Virginia Commerce Bancorp, Inc. (a)	1,712	11,419
VIST Financial Corp.	480	4,008
Washington Banking Co., Oak Harbor	368	4,832
Washington Trust Bancorp, Inc.	849	15,494
WesBanco, Inc.	1,398	26,310
West Bancorp., Inc.	720	5,746
West Coast Bancorp	3,765	10,542
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Westamerica Bancorp.	1,240	$ 69,031
Whitney Holding Corp.	4,272	50,623
Wilshire Bancorp, Inc.	1,078	10,974
Wintrust Financial Corp.	1,165	41,544
Yadkin Valley Financial Corp.	907	3,973
Zions Bancorp. (c)	6,656	159,411
		4,348,568
Consumer Finance - 0.1%
Cardtronics, Inc. (a)	2,054	26,599
CompuCredit Holdings Corp. (c)	2,178	9,975
Consumer Portfolio Services, Inc. (a)	1,072	1,640
Credit Acceptance Corp. (a)	1,334	63,592
Dollar Financial Corp. (a)	950	19,190
EZCORP, Inc. (non-vtg.) Class A (a)	1,766	32,335
First Cash Financial Services, Inc. (a)	1,158	24,353
QC Holdings, Inc.	881	3,216
Rewards Network, Inc.	169	1,808
World Acceptance Corp. (a)	603	21,545
		204,253
Diversified Financial Services - 0.9%
Asset Acceptance Capital Corp. (a)	1,536	9,078
Asta Funding, Inc.	550	4,923
CME Group, Inc.	2,779	879,970
Compass Diversified Holdings	1,558	22,466
Encore Capital Group, Inc. (a)	982	20,524
Interactive Brokers Group, Inc. (a)	1,670	28,006
Life Partners Holdings, Inc.	579	11,707
MarketAxess Holdings, Inc.	1,248	18,420
Marlin Business Services Corp. (a)	625	7,063
Medallion Financial Corp.	1,142	8,394
NewStar Financial, Inc. (a)	2,182	15,121
PICO Holdings, Inc. (a)	971	32,325
Portfolio Recovery Associates, Inc. (a)	650	44,499
Resource America, Inc. Class A	720	2,822
The NASDAQ Stock Market, Inc. (a)	8,496	157,941
		1,263,259
Insurance - 0.9%
21st Century Holding Co.	768	2,964
Alterra Capital Holdings Ltd.	2,139	40,021
American National Insurance Co.	1,074	111,997
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
American Physicians Capital, Inc.	556	$ 17,242
Amerisafe, Inc. (a)	742	12,540
Amtrust Financial Services, Inc.	2,838	37,376
Arch Capital Group Ltd. (a)	2,222	163,361
Argo Group International Holdings, Ltd.	1,323	39,981
Baldwin & Lyons, Inc. Class B	603	13,610
Cincinnati Financial Corp.	6,625	180,134
CNinsure, Inc. ADR	865	21,642
Donegal Group, Inc. Class A	1,131	14,669
Eastern Insurance Holdings, Inc.	278	3,052
eHealth, Inc. (a)	1,142	15,120
EMC Insurance Group	811	18,085
Enstar Group Ltd. (a)	456	28,546
Erie Indemnity Co. Class A	1,941	89,034
FPIC Insurance Group, Inc. (a)	720	19,649
Greenlight Capital Re, Ltd. (a)	1,174	28,505
Hallmark Financial Services, Inc. (a)	850	8,645
Harleysville Group, Inc.	932	30,411
Infinity Property & Casualty Corp.	662	30,982
Kansas City Life Insurance Co.	544	16,472
Maiden Holdings Ltd.	3,439	23,867
National Interstate Corp.	779	16,024
National Western Life Insurance Co. Class A	176	29,392
Navigators Group, Inc. (a)	715	29,286
Penn Millers Holding Corp.	558	8,342
PMA Capital Corp. Class A (a)	1,654	11,181
Presidential Life Corp.	1,083	11,361
Safety Insurance Group, Inc.	914	33,023
Selective Insurance Group, Inc.	2,294	35,786
State Auto Financial Corp.	1,686	30,483
Tower Group, Inc.	1,763	38,627
United America Indemnity Ltd. Class A (a)	1,686	13,421
United Fire & Casualty Co.	1,307	27,904
		1,252,735
Real Estate Investment Trusts - 0.1%
American Capital Agency Corp. (c)	974	25,577
Gladstone Commercial Corp.	582	9,452
Investors Real Estate Trust	3,007	26,251
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Mission West Properties, Inc.	721	$ 4,838
Retail Opportunity Investments Corp.	2,061	19,909
		86,027
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	1,013	27,159
Avatar Holdings, Inc. (a)	283	5,884
China Housing & Land Development, Inc. (a)	1,847	5,449
China Real Estate Information Corp. ADR	504	3,956
Elbit Imaging Ltd. (a)	1,440	22,493
FirstService Corp. (sub. vtg.) (a)	1,462	32,336
Stratus Properties, Inc. (a)	283	2,872
Thomas Properties Group, Inc.	2,001	8,264
ZipRealty, Inc. (a)	1,312	4,146
		112,559
Thrifts & Mortgage Finance - 1.1%
Abington Bancorp, Inc.	1,254	11,136
America First Tax Exempt Investors LP	1,356	7,431
Anchor BanCorp Wisconsin, Inc. (a)(c)	998	704
Atlantic Coast Federal Corp.	737	2,182
Bank Mutual Corp.	2,246	14,419
BankFinancial Corp.	1,270	10,833
Beneficial Mutual Bancorp, Inc. (a)	4,257	43,890
Berkshire Bancorp, Inc. (a)	1,024	5,581
Berkshire Hills Bancorp, Inc.	784	14,300
BofI Holding, Inc. (a)	553	8,842
Brookline Bancorp, Inc., Delaware	2,560	25,498
Camco Financial Corp. (a)	545	1,684
Capitol Federal Financial	3,100	99,200
CFS Bancorp, Inc.	400	2,024
Citizens South Banking Corp., Delaware	512	3,123
Clifton Savings Bancorp, Inc.	1,056	9,293
Dime Community Bancshares, Inc.	1,830	23,351
Eagle Bancorp Montana, Inc.	659	6,623
ESB Financial Corp.	640	8,698
ESSA Bancorp, Inc.	664	8,327
First Defiance Financial Corp.	353	3,823
First Federal Bancshares of Arkansas, Inc.	464	1,411
First Financial Holdings, Inc.	870	12,197
First Financial Northwest, Inc.	858	4,127
First Niagara Financial Group, Inc.	8,722	115,218
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
First PacTrust Bancorp, Inc.	512	$ 4,664
First Place Financial Corp.	929	4,431
Flushing Financial Corp.	1,376	18,631
Fox Chase Bancorp, Inc. (a)	849	9,127
HMN Financial, Inc. (a)	230	1,219
Home Federal Bancorp, Inc.	800	12,248
Hudson City Bancorp, Inc.	21,907	276,247
K-Fed Bancorp	902	9,020
Kearny Financial Corp.	3,665	32,215
LSB Corp.	822	9,946
Meridian Interstate Bancorp, Inc. (a)	519	5,948
MutualFirst Financial, Inc.	369	2,779
NASB Financial, Inc.	433	7,400
Northwest Bancshares, Inc.	4,608	53,591
OceanFirst Financial Corp.	640	7,827
Oritani Financial Corp.	1,654	24,132
Pamrapo Bancorp, Inc.	710	5,268
Parkvale Financial Corp.	320	2,800
People's United Financial, Inc.	15,141	211,520
Provident Financial Holdings, Inc.	241	1,588
Provident New York Bancorp	2,321	21,098
Pulaski Financial Corp.	193	1,293
PVF Capital Corp. (a)	843	1,838
Riverview Bancorp, Inc. (a)	1,408	4,407
Rockville Financial, Inc.	1,440	17,366
Roma Financial Corp.	1,702	19,658
Severn Bancorp, Inc.	854	5,047
Territorial Bancorp, Inc.	640	12,634
TFS Financial Corp.	12,539	166,016
Tree.com, Inc. (a)	858	6,023
Trustco Bank Corp., New York	3,257	20,291
United Community Financial Corp., Ohio (a)	1,496	2,648
United Financial Bancorp, Inc.	1,141	15,472
United Western Bancorp, Inc.	288	351
ViewPoint Financial Group	1,563	24,820
Washington Federal, Inc.	4,667	80,646
Waterstone Financial, Inc. (a)	1,894	6,951
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Westfield Financial, Inc.	1,996	$ 16,986
WSFS Financial Corp.	283	11,413
		1,579,474
TOTAL FINANCIALS		11,014,153
HEALTH CARE - 14.2%
Biotechnology - 6.4%
3SBio, Inc. sponsored ADR (a)	550	6,826
Aastrom Biosciences, Inc. (a)	648	959
Abraxis BioScience, Inc. (a)	1,686	74,943
Acadia Pharmaceuticals, Inc. (a)	2,448	3,280
Achillion Pharmaceuticals, Inc. (a)	2,016	4,476
Acorda Therapeutics, Inc. (a)	1,584	54,458
AEterna Zentaris, Inc. (sub. vtg.) (a)	6,517	11,179
Affymax, Inc. (a)	859	18,898
Alexion Pharmaceuticals, Inc. (a)	3,620	181,109
Alkermes, Inc. (a)	4,086	46,397
Allos Therapeutics, Inc. (a)	5,296	37,919
Alnylam Pharmaceuticals, Inc. (a)	1,750	27,650
AMAG Pharmaceuticals, Inc. (a)	869	27,669
Amgen, Inc. (a)	39,764	2,058,980
Amicus Therapeutics, Inc. (a)	1,110	3,319
Amylin Pharmaceuticals, Inc. (a)	5,936	98,063
Anadys Pharmaceuticals, Inc. (a)	1,537	3,643
Anthera Pharmaceuticals, Inc.	800	4,760
Antigenics, Inc. (a)(c)	2,144	2,208
Arena Pharmaceuticals, Inc. (a)(c)	4,086	12,585
ARIAD Pharmaceuticals, Inc. (a)	4,737	18,190
ArQule, Inc. (a)	2,070	12,648
Array Biopharma, Inc. (a)	1,792	6,845
AspenBio Pharma, Inc. (a)(c)	1,307	4,862
AVEO Pharmaceuticals, Inc.	1,130	9,051
AVI BioPharma, Inc. (a)	4,858	6,947
BioCryst Pharmaceuticals, Inc. (a)	2,432	17,219
Biogen Idec, Inc. (a)	11,168	529,698
BioMarin Pharmaceutical, Inc. (a)	4,310	84,131
Bionovo, Inc. (a)	12,099	5,082
Biosante Pharmaceuticals, Inc. (a)(c)	1,773	3,493
Biospecifics Technologies Corp. (a)	266	6,440
Capstone Therapeutics Corp. (a)	2,774	2,209
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Celera Corp. (a)	3,318	$ 23,458
Celgene Corp. (a)	19,063	1,005,764
Cell Therapeutics, Inc. (a)(c)	25,389	9,143
Celldex Therapeutics, Inc. (a)	865	5,804
Cephalon, Inc. (a)	3,031	178,405
Cepheid, Inc. (a)	2,584	46,202
Chelsea Therapeutics International Ltd. (a)	2,024	6,578
China Biologic Products, Inc. (a)	1,066	13,741
China Nuokang Bio-Pharmaceutical, Inc. sponsored ADR (a)	198	1,249
Cleveland Biolabs, Inc. (a)	665	2,168
Clinical Data, Inc. (a)	1,014	16,701
Codexis, Inc. (a)	1,574	16,275
Combinatorx, Inc. (a)(c)	3,729	5,668
Crucell NV sponsored ADR (a)	512	9,037
Cubist Pharmaceuticals, Inc. (a)	2,459	52,869
Curis, Inc. (a)	2,710	8,537
Cyclacel Pharmaceuticals, Inc. (a)(c)	2,443	5,277
Cytokinetics, Inc. (a)	2,000	5,840
Cytori Therapeutics, Inc. (a)	1,920	8,928
CytRx Corp. (a)	6,400	6,592
Dendreon Corp. (a)	5,526	239,828
Dyax Corp. (a)	3,046	8,011
Dynavax Technologies Corp. (a)	2,757	5,073
EntreMed, Inc. (a)	5,302	2,386
Enzon Pharmaceuticals, Inc. (a)	1,976	21,143
EpiCept Corp. (a)	3,881	5,860
Exact Sciences Corp. (a)	1,625	6,776
Exelixis, Inc. (a)	4,224	21,880
Genomic Health, Inc. (a)	1,232	18,480
Genta, Inc. (a)	3	0
GenVec, Inc. (a)(c)	4,193	2,386
Genzyme Corp. (a)	10,891	529,847
Geron Corp. (a)(c)	3,638	19,209
Gilead Sciences, Inc. (a)	37,782	1,357,129
GTx, Inc. (a)(c)	1,568	3,183
Halozyme Therapeutics, Inc. (a)	3,910	28,660
Human Genome Sciences, Inc. (a)	7,582	187,730
Idenix Pharmaceuticals, Inc. (a)	3,204	12,528
Idera Pharmaceuticals, Inc. (a)	1,280	4,813
ImmunoGen, Inc. (a)	2,640	23,390
Immunomedics, Inc. (a)(c)	3,974	13,830
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Incyte Corp. (a)(c)	4,720	$ 60,841
Infinity Pharmaceuticals, Inc. (a)	1,802	12,668
Inhibitex, Inc. (a)	1,441	3,588
Insmed, Inc. (a)	6,440	5,216
InterMune, Inc. (a)	2,343	21,181
Ironwood Pharmaceuticals, Inc. Class A	781	9,169
Isis Pharmaceuticals, Inc. (a)	4,166	38,327
Keryx Biopharmaceuticals, Inc. (a)(c)	2,542	13,040
Lexicon Pharmaceuticals, Inc. (a)	14,041	20,640
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	1,431	0
Class B (a)	6,724	10,355
rights (a)	1,530	153
rights (a)	1,530	214
rights (a)	1,530	99
rights (a)	1,530	92
MannKind Corp. (a)(c)	5,316	29,557
Marshall Edwards, Inc. (a)	239	956
Martek Biosciences (a)	1,552	28,852
Maxygen, Inc. (a)	1,798	11,130
Medivation, Inc. (a)	1,427	16,724
Metabolix, Inc. (a)(c)	1,089	15,791
Micromet, Inc. (a)	2,816	17,149
Molecular Insight Pharmaceuticals, Inc. (a)(c)	1,520	2,098
Momenta Pharmaceuticals, Inc. (a)	1,766	23,435
Myriad Genetics, Inc. (a)	3,961	72,288
Myriad Pharmaceuticals, Inc. (a)	923	3,710
Nabi Biopharmaceuticals (a)	2,287	12,487
Nanosphere, Inc. (a)	1,686	9,256
Neurocrine Biosciences, Inc. (a)	1,504	6,016
NeurogesX, Inc. (a)	776	6,084
Novavax, Inc. (a)	3,942	9,500
NPS Pharmaceuticals, Inc. (a)	2,529	16,666
Nymox Pharmaceutical Corp. (a)	1,248	6,065
Omeros Corp.	1,289	7,631
OncoGenex Pharmaceuticals, Inc. (a)	304	4,563
Oncolytics Biotech, Inc. (a)	2,218	6,695
Oncothyreon, Inc. (a)(c)	1,265	4,415
ONYX Pharmaceuticals, Inc. (a)	2,468	55,012
Orchid Cellmark, Inc. (a)	2,694	4,364
OREXIGEN Therapeutics, Inc. (a)	1,782	9,694
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
OSI Pharmaceuticals, Inc. (a)	2,464	$ 141,384
Osiris Therapeutics, Inc. (a)(c)	1,408	8,631
OXiGENE, Inc. (a)(c)	5,238	4,223
Oxygen Biotherapeutics, Inc. (a)(c)	1,825	5,420
PDL BioPharma, Inc.	4,865	26,125
Peregrine Pharmaceuticals, Inc. (a)(c)	1,462	4,752
Pharmacyclics, Inc. (a)	2,026	13,878
Pharmasset, Inc. (a)	1,159	34,144
Poniard Pharmaceuticals, Inc. (a)	1,984	2,143
Progenics Pharmaceuticals, Inc. (a)	1,360	6,909
QLT, Inc. (a)	2,499	14,848
Regeneron Pharmaceuticals, Inc. (a)	3,321	94,881
Repligen Corp. (a)	1,489	5,286
Rigel Pharmaceuticals, Inc. (a)	2,173	14,168
RXi Pharmaceuticals Corp. (a)(c)	1,082	4,198
Sangamo Biosciences, Inc. (a)	1,905	8,668
Savient Pharmaceuticals, Inc. (a)	2,666	32,099
SciClone Pharmaceuticals, Inc. (a)	2,033	7,055
Seattle Genetics, Inc. (a)	4,854	64,218
SIGA Technologies, Inc. (a)	1,872	13,010
Sinovac Biotech Ltd. (a)(c)	2,531	10,225
Spectrum Pharmaceuticals, Inc. (a)	2,550	10,277
StemCells, Inc. (a)(c)	4,920	5,018
Sunesis Pharmaceuticals, Inc. (a)(c)	2,000	1,600
Synta Pharmaceuticals Corp. (a)	1,351	4,229
Talecris Biotherapeutics Holdings Corp.	4,910	81,408
Targacept, Inc. (a)	1,137	26,151
Telik, Inc. (a)	2,550	2,754
Theravance, Inc. (a)	2,452	31,165
Transcept Pharmaceuticals, Inc. (a)	612	5,808
Transition Therapeutics, Inc. (a)	2,303	9,954
Trimeris, Inc. (a)	944	2,133
Trubion Pharmaceuticals, Inc. (a)	1,271	4,372
United Therapeutics Corp. (a)	2,222	113,811
Vanda Pharmaceuticals, Inc. (a)	1,361	9,949
Vertex Pharmaceuticals, Inc. (a)	8,284	286,544
Vical, Inc. (a)	2,192	7,299
XOMA Ltd. (a)	7,851	3,463
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
ZIOPHARM Oncology, Inc. (a)	1,471	$ 7,429
Zymogenetics, Inc. (a)	3,200	14,880
		9,046,744
Health Care Equipment & Supplies - 2.0%
Abaxis, Inc. (a)	933	21,002
Abiomed, Inc. (a)	1,318	12,851
Accuray, Inc. (a)	2,305	14,061
AGA Medical Holdings, Inc.	1,973	27,740
Align Technology, Inc. (a)	2,928	43,686
Alimera Sciences, Inc. (a)	1,412	12,341
Alphatec Holdings, Inc. (a)	2,832	15,095
American Medical Systems Holdings, Inc. (a)	2,998	67,635
Analogic Corp.	544	23,512
Angiodynamics, Inc. (a)	1,057	15,612
Anika Therapeutics, Inc. (a)	1,313	8,088
ArthroCare Corp. (a)	1,109	32,616
Atrion Corp.	90	12,272
ATS Medical, Inc. (a)	2,951	11,686
BioLase Technology, Inc. (a)	1,120	1,781
Cardiac Science Corp. (a)	1,126	1,272
Cardica, Inc. (a)	929	1,533
Cardiovascular Systems, Inc. (a)	486	2,323
Cerus Corp. (a)	1,905	6,020
China Medical Technologies, Inc. sponsored ADR	939	9,850
Conceptus, Inc. (a)	1,158	19,327
CONMED Corp. (a)	1,360	26,438
Cutera, Inc. (a)	449	3,987
Cyberonics, Inc. (a)	1,462	25,673
Cynosure, Inc. Class A (a)	352	3,981
Delcath Systems, Inc. (a)(c)	1,560	24,242
DENTSPLY International, Inc.	6,200	201,066
DexCom, Inc. (a)	1,845	19,428
DynaVox, Inc. Class A (a)	471	6,990
Endologix, Inc. (a)	2,496	11,332
ev3, Inc. (a)	4,598	86,994
Exactech, Inc. (a)	811	14,055
Gen-Probe, Inc. (a)	1,939	85,238
Given Imaging Ltd. (a)	1,575	27,216
Hansen Medical, Inc. (a)	1,302	2,838
HealthTronics, Inc. (a)	1,200	5,784
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
HeartWare International, Inc. (a)	510	$ 30,167
Hologic, Inc. (a)	11,057	164,749
ICU Medical, Inc. (a)	704	22,401
IDEXX Laboratories, Inc. (a)	2,472	156,329
Immucor, Inc. (a)	2,994	58,802
Insulet Corp. (a)	1,303	18,985
Integra LifeSciences Holdings Corp. (a)	1,147	45,192
Intuitive Surgical, Inc. (a)	1,611	519,982
IRIS International, Inc. (a)	1,137	11,825
Kensey Nash Corp. (a)	624	14,414
Mako Surgical Corp. (a)	1,184	15,593
Masimo Corp.	2,343	51,874
Medical Action Industries, Inc. (a)	736	8,376
MELA Sciences, Inc. (a)	801	6,040
Meridian Bioscience, Inc.	1,766	30,870
Merit Medical Systems, Inc. (a)	1,046	15,993
Micrus Endovascular Corp. (a)	582	10,057
Natus Medical, Inc. (a)	1,147	18,983
Neogen Corp. (a)	960	24,682
NeuroMetrix, Inc. (a)	625	806
NMT Medical, Inc. (a)	881	2,652
NuVasive, Inc. (a)	1,548	60,790
NxStage Medical, Inc. (a)	1,987	27,798
OraSure Technologies, Inc. (a)	1,904	8,606
Orthofix International NV (a)	907	28,924
Orthovita, Inc. (a)	3,318	10,302
Osteotech, Inc. (a)	934	3,531
OTIX Global, Inc. (a)	142	613
Palomar Medical Technologies, Inc. (a)	822	8,853
Quidel Corp. (a)	1,190	13,923
Rochester Medical Corp. (a)	560	5,830
Rockwell Medical Technologies, Inc. (a)	1,029	5,690
RTI Biologics, Inc. (a)	2,870	10,217
SenoRx, Inc. (a)	1,028	11,164
Shamir Optical Industry Ltd.	625	4,894
Sirona Dental Systems, Inc. (a)	2,374	83,992
Solta Medical, Inc. (a)	2,708	7,068
Somanetics Corp. (a)	560	10,091
SonoSite, Inc. (a)	784	22,807
Staar Surgical Co. (a)	1,120	5,824
Stereotaxis, Inc. (a)	1,809	6,729
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
SurModics, Inc. (a)	736	$ 12,519
Syneron Medical Ltd. (a)	1,396	14,602
Synovis Life Technologies, Inc. (a)	846	12,335
The Spectranetics Corp. (a)	1,920	11,443
ThermoGenesis Corp. (a)	3,526	2,112
Thoratec Corp. (a)	2,400	105,288
TomoTherapy, Inc. (a)	1,984	6,250
Trinity Biotech PLC sponsored ADR (a)	550	3,421
Unilife Corp. (a)	2,133	12,222
Urologix, Inc. (a)	822	1,093
Utah Medical Products, Inc.	213	5,630
Vascular Solutions, Inc. (a)	1,281	14,206
Volcano Corp. (a)	2,171	48,174
Winner Medical Group, Inc. (a)	1,036	6,216
Wright Medical Group, Inc. (a)	1,520	24,974
Young Innovations, Inc.	544	13,203
Zoll Medical Corp. (a)	873	25,361
		2,791,032
Health Care Providers & Services - 1.9%
Addus HomeCare Corp.	464	2,905
Air Methods Corp. (a)	608	20,021
Allied Healthcare International, Inc. (a)	3,505	9,358
Almost Family, Inc. (a)	342	12,439
Amedisys, Inc. (a)	1,094	54,394
America Service Group, Inc.	481	8,850
American Dental Partners, Inc. (a)	417	5,000
AmSurg Corp. (a)	1,408	27,878
Animal Health International, Inc. (a)	961	2,441
Bio-Reference Laboratories, Inc. (a)	928	21,223
BioScrip, Inc. (a)	1,670	10,838
CardioNet, Inc. (a)	1,758	13,572
Catalyst Health Solutions, Inc. (a)	1,690	64,710
Chindex International, Inc. (a)	646	7,016
Clarient, Inc. (a)	3,200	9,696
Corvel Corp. (a)	512	18,161
Cross Country Healthcare, Inc. (a)	1,126	9,582
Dialysis Corp. of America (a)	577	6,474
Express Scripts, Inc. (a)	11,386	1,145,432
Genoptix, Inc. (a)	710	18,929
Gentiva Health Services, Inc. (a)	1,169	32,299
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Health Grades, Inc. (a)	1,617	$ 10,963
Healthways, Inc. (a)	1,590	22,546
Henry Schein, Inc. (a)	3,814	215,148
HMS Holdings Corp. (a)	1,121	60,825
InVentiv Health, Inc. (a)	1,568	39,169
IPC The Hospitalist Co., Inc. (a)	676	19,787
LCA-Vision, Inc. (a)	960	7,200
LHC Group, Inc. (a)	832	25,626
LifePoint Hospitals, Inc. (a)	2,278	80,846
Lincare Holdings, Inc.	2,710	126,882
Magellan Health Services, Inc. (a)	1,411	57,414
Medcath Corp. (a)	795	7,258
MWI Veterinary Supply, Inc. (a)	533	26,122
NightHawk Radiology Holdings, Inc. (a)	1,281	4,086
NovaMed Eyecare, Inc. (a)	1,025	3,854
Odyssey Healthcare, Inc. (a)	1,552	41,221
Patterson Companies, Inc.	5,232	155,443
PDI, Inc. (a)	656	5,373
Prospect Medical Holdings, Inc. (a)	1,603	11,269
Providence Service Corp. (a)	864	14,161
PSS World Medical, Inc. (a)	2,518	57,687
Psychiatric Solutions, Inc. (a)	2,358	76,352
RadNet, Inc. (a)	2,138	6,328
ResCare, Inc. (a)	1,456	16,380
Rural/Metro Corp. (a)	1,128	7,817
Sharps Compliance Corp. (a)	950	5,320
Sun Healthcare Group, Inc. (a)	1,974	17,983
The Ensign Group, Inc.	858	15,641
U.S. Physical Therapy, Inc. (a)	710	11,850
VCA Antech, Inc. (a)	3,232	84,226
Virtual Radiologic Corp. (a)	448	7,562
		2,743,557
Health Care Technology - 0.6%
Allscripts-Misys Healthcare Solutions, Inc. (a)	6,187	116,377
athenahealth, Inc. (a)(c)	1,419	35,134
Cerner Corp. (a)	3,357	281,014
Computer Programs & Systems, Inc.	459	19,742
Eclipsys Corp. (a)	2,198	42,103
MedAssets, Inc. (a)	2,502	56,770
Medidata Solutions, Inc.	1,173	16,481
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
MedQuist, Inc.	1,066	$ 8,688
Merge Healthcare, Inc. (a)	2,897	6,576
Omnicell, Inc. (a)	1,494	19,571
Phase Forward, Inc. (a)	1,780	29,957
Quality Systems, Inc.	1,102	65,062
SXC Health Solutions Corp. (a)	1,334	98,947
Transcend Services, Inc. (a)	513	6,679
Vital Images, Inc. (a)	1,044	14,324
		817,425
Life Sciences Tools & Services - 1.0%
Accelrys, Inc. (a)	1,313	9,020
Affymetrix, Inc. (a)	3,590	23,515
Albany Molecular Research, Inc. (a)	1,462	9,386
Arrowhead Research Corp. (a)(c)	2,208	2,981
Bruker BioSciences Corp. (a)	6,720	85,579
Caliper Life Sciences, Inc. (a)	1,904	7,311
Compugen Ltd. (a)	1,230	5,252
Dionex Corp. (a)	827	65,126
eResearchTechnology, Inc. (a)	2,209	17,539
Harvard Bioscience, Inc. (a)	545	1,989
Helicos BioSciences Corp. (a)(c)	6,809	2,860
ICON PLC sponsored ADR (a)	2,438	67,825
Illumina, Inc. (a)	5,126	215,497
Kendle International, Inc. (a)	715	10,082
Life Technologies Corp. (a)	7,360	368,442
Luminex Corp. (a)	1,845	31,605
Medtox Scientific, Inc. (a)	384	4,566
PAREXEL International Corp. (a)	2,278	50,811
Pharmaceutical Product Development, Inc.	4,929	132,294
Pure Bioscience (a)(c)	3,151	10,461
QIAGEN NV (a)(c)	9,617	202,726
Sequenom, Inc. (a)(c)	2,647	16,226
Techne Corp.	1,600	96,880
		1,437,973
Pharmaceuticals - 2.3%
Acura Pharmaceuticals, Inc. (a)(c)	1,720	5,779
Adolor Corp. (a)	1,808	2,929
Akorn, Inc. (a)	3,446	9,959
Alexza Pharmaceuticals, Inc. (a)	3,893	12,925
Angiotech Pharmaceuticals, Inc. (a)	3,638	3,591
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Ardea Biosciences, Inc. (a)	920	$ 23,028
Auxilium Pharmaceuticals, Inc. (a)	1,892	54,452
AVANIR Pharmaceuticals Class A (a)	4,581	10,949
Biodel, Inc. (a)	1,598	7,862
BioMimetic Therapeutics, Inc. (a)	1,182	14,397
BMP Sunstone Corp. (a)	1,841	9,150
Cadence Pharmaceuticals, Inc. (a)(c)	2,011	15,947
Cardiome Pharma Corp. (a)	2,740	23,238
Columbia Laboratories, Inc. (a)	1,649	1,731
Corcept Therapeutics, Inc. (a)	2,736	8,837
Cumberland Pharmaceuticals, Inc.	736	5,123
Cypress Bioscience, Inc. (a)	1,648	6,790
DepoMed, Inc. (a)	3,270	11,151
Discovery Laboratories, Inc. (a)	3,942	1,701
Durect Corp. (a)	4,182	10,622
Endo Pharmaceuticals Holdings, Inc. (a)	4,993	104,553
Eurand NV (a)	1,782	15,931
Flamel Technologies SA sponsored ADR (a)	1,104	7,816
Generex Biotechnology Corp. (a)	10,843	4,250
Harbor BioSciences, Inc. (a)	854	369
Hi-Tech Pharmacal Co., Inc. (a)	433	9,950
Impax Laboratories, Inc. (a)	2,560	53,952
Inspire Pharmaceuticals, Inc. (a)	2,689	15,287
Ista Pharmaceuticals, Inc. (a)	2,054	5,669
Jazz Pharmaceuticals, Inc. (a)	1,374	11,143
Labopharm, Inc. (a)(c)	2,672	3,124
MAP Pharmaceuticals, Inc. (a)	1,129	16,845
Matrixx Initiatives, Inc. (a)	496	2,351
MDRNA, Inc. (a)(c)	4,222	4,222
Mylan, Inc. (a)(c)	12,800	248,832
Nektar Therapeutics (a)	3,942	48,211
Novogen Ltd. sponsored ADR (a)	337	532
Obagi Medical Products, Inc. (a)	1,254	15,938
Optimer Pharmaceuticals, Inc. (a)	1,444	15,407
Pain Therapeutics, Inc. (a)	2,321	13,555
Penwest Pharmaceuticals Co. (a)	902	2,634
Perrigo Co.	3,863	229,501
Pozen, Inc. (a)(c)	1,270	9,754
Questcor Pharmaceuticals, Inc. (a)	2,705	25,616
Salix Pharmaceuticals Ltd. (a)	2,252	80,914
Santarus, Inc. (a)	2,598	7,508
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Shire PLC sponsored ADR	2,308	$ 141,273
Skystar Bio-Pharmaceutical Co. Ltd. (a)	634	5,535
Somaxon Pharmaceuticals, Inc. (a)	1,010	5,888
Sucampo Pharmaceuticals, Inc. Class A (a)	801	3,068
SuperGen, Inc. (a)	2,033	4,900
Teva Pharmaceutical Industries Ltd. sponsored ADR	29,723	1,629,415
The Medicines Company (a)	2,070	17,398
ViroPharma, Inc. (a)	3,445	41,926
Vivus, Inc. (a)(c)	3,414	43,221
Warner Chilcott PLC (a)	10,545	243,800
XenoPort, Inc. (a)	1,158	11,499
		3,341,948
TOTAL HEALTH CARE		20,178,679
INDUSTRIALS - 5.6%
Aerospace & Defense - 0.3%
AeroVironment, Inc. (a)	715	17,904
American Science & Engineering, Inc.	432	30,270
Applied Energetics, Inc. (a)	4,422	6,456
Applied Signal Technology, Inc.	694	12,242
Argon ST, Inc. (a)	843	20,274
Ascent Solar Technologies, Inc. (a)(c)	2,102	6,832
BE Aerospace, Inc. (a)	4,249	115,233
Ceradyne, Inc. (a)	1,110	23,921
Elbit Systems Ltd.	1,701	88,282
GeoEye, Inc. (a)	811	25,765
Global Defense Technology & Systems, Inc.	482	6,926
Herley Industries, Inc. (a)	816	11,628
Innovative Solutions & Support, Inc. (a)	913	4,693
Kratos Defense & Security Solutions, Inc. (a)	766	9,391
Ladish Co., Inc. (a)	646	16,331
LMI Aerospace, Inc. (a)	491	8,529
Sypris Solutions, Inc. (a)	1,046	4,634
Taser International, Inc. (a)	2,886	12,900
		422,211
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	2,304	12,948
Atlas Air Worldwide Holdings, Inc. (a)	922	48,193
C.H. Robinson Worldwide, Inc.	6,781	394,044
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Dynamex, Inc. (a)	582	$ 8,951
Expeditors International of Washington, Inc.	8,745	333,972
Forward Air Corp.	1,280	35,034
Hub Group, Inc. Class A (a)	1,477	45,196
Pacer International, Inc. (a)	1,638	13,333
Park-Ohio Holdings Corp. (a)	758	11,105
UTI Worldwide, Inc.	4,262	61,586
		964,362
Airlines - 0.3%
Allegiant Travel Co.	763	42,186
Hawaiian Holdings, Inc. (a)	2,554	18,184
JetBlue Airways Corp. (a)	11,943	74,047
Pinnacle Airlines Corp. (a)	1,345	9,240
Republic Airways Holdings, Inc. (a)	1,798	10,518
Ryanair Holdings PLC sponsored ADR (a)	4,787	112,686
SkyWest, Inc.	2,420	35,489
UAL Corp. (a)	7,039	140,850
		443,200
Building Products - 0.1%
AAON, Inc.	744	18,362
American Woodmark Corp.	683	16,781
Apogee Enterprises, Inc.	1,286	17,567
Builders FirstSource, Inc. (a)	3,136	10,568
China Architectural Engineering, Inc. (a)	6,179	4,986
Gibraltar Industries, Inc. (a)	1,206	15,823
Insteel Industries, Inc.	977	12,388
PGT, Inc. (a)	3,595	10,533
Universal Forest Products, Inc.	666	24,675
		131,683
Commercial Services & Supplies - 0.8%
APAC Customer Services, Inc. (a)	2,152	13,923
ATC Technology Corp. (a)	1,088	20,346
Casella Waste Systems, Inc. Class A (a)	1,222	5,487
CECO Environmental Corp. (a)	550	2,816
Cintas Corp.	6,174	160,524
Copart, Inc. (a)	3,338	119,834
Courier Corp.	464	7,345
EnerNOC, Inc. (a)	945	26,555
Fuel Tech, Inc. (a)	1,035	6,345
G&K Services, Inc. Class A	747	18,070
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Guanwei Recycling Corp. (a)	810	$ 3,119
Healthcare Services Group, Inc.	1,459	29,340
Heritage-Crystal Clean, Inc. (a)	228	1,929
Herman Miller, Inc.	1,985	38,172
Industrial Services of America, Inc. (a)	117	1,991
InnerWorkings, Inc. (a)	2,177	15,087
Interface, Inc. Class A	2,305	27,164
Intersections, Inc. (a)	705	3,067
Kimball International, Inc. Class B	1,520	10,686
McGrath RentCorp.	1,344	31,396
Mobile Mini, Inc. (a)	1,600	25,600
Multi-Color Corp.	411	4,759
Perma-Fix Environmental Services, Inc. (a)	2,961	5,241
Protection One, Inc. (a)	945	15,016
R.R. Donnelley & Sons Co.	8,640	165,542
RINO International Corp. (a)(c)	1,173	15,143
Standard Parking Corp. (a)	1,008	15,634
Stericycle, Inc. (a)	3,477	203,822
Sykes Enterprises, Inc. (a)	1,824	31,482
Team, Inc. (a)	1,056	15,882
Tetra Tech, Inc. (a)	2,349	53,240
United Stationers, Inc. (a)	1,030	60,173
US Ecology, Inc.	891	12,608
Waste Services, Inc. (a)	1,969	22,112
WCA Waste Corp. (a)	945	3,771
		1,193,221
Construction & Engineering - 0.2%
Foster Wheeler AG (a)	5,304	127,349
Great Lakes Dredge & Dock Corp.	1,830	10,660
Insituform Technologies, Inc. Class A (a)	1,388	28,398
Integrated Electrical Services, Inc. (a)	779	3,879
Layne Christensen Co. (a)	955	23,885
MYR Group, Inc. (a)	912	15,039
Northwest Pipe Co. (a)	528	10,845
Primoris Services Corp.	1,333	9,131
Sterling Construction Co., Inc. (a)	683	11,229
		240,415
Electrical Equipment - 0.8%
A-Power Energy Generation Systems, Ltd. (a)(c)	1,472	11,850
A123 Systems, Inc. (c)	4,214	38,347
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Active Power, Inc. (a)	4,950	$ 4,059
Advanced Battery Technologies, Inc. (a)	2,583	8,472
American Superconductor Corp. (a)(c)	1,702	52,183
Beacon Power Corp. (a)	13,919	5,568
Broadwind Energy, Inc. (a)	3,864	8,539
Canadian Solar, Inc. (a)(c)	1,746	22,611
Capstone Turbine Corp. (a)	7,281	8,373
China BAK Battery, Inc. (a)(c)	1,921	3,708
China Electric Motor, Inc.	1,066	6,364
China Recycling Energy Corp. (a)(c)	1,695	5,797
China Ritar Power Corp. (a)	1,367	4,921
China Sunergy Co. Ltd. ADR (a)	1,408	5,393
Coleman Cable, Inc. (a)	657	4,284
Deswell Industries, Inc.	918	3,892
Encore Wire Corp.	1,099	21,705
Ener1, Inc. (a)(c)	4,369	15,204
Energy Conversion Devices, Inc. (a)(c)	1,931	10,727
Evergreen Solar, Inc. (a)(c)	9,400	8,930
First Solar, Inc. (a)(c)	3,517	395,170
Franklin Electric Co., Inc.	982	28,635
FuelCell Energy, Inc. (a)(c)	3,009	6,469
Fushi Copperweld, Inc. (a)	1,491	14,821
GT Solar International, Inc. (a)	6,331	34,567
Harbin Electric, Inc. (a)(c)	1,211	24,026
Hoku Corp. (a)(c)	3,561	11,039
Hong Kong Highpower Technology, Inc. (a)	501	1,919
Hydrogenics Corp. (a)	276	1,214
II-VI, Inc. (a)	1,270	42,570
JA Solar Holdings Co. Ltd. ADR (a)	5,110	24,886
Jinpan International Ltd.	764	12,109
Lihua International, Inc.	1,045	9,426
Lime Energy Co. (a)	1,198	4,157
LSI Industries, Inc.	742	4,333
Microvision, Inc. (a)(c)	3,661	9,775
Ocean Power Technologies, Inc. (a)	624	3,638
Plug Power, Inc. (a)	5,393	2,259
Powell Industries, Inc. (a)	646	18,989
PowerSecure International, Inc. (a)	757	7,154
Preformed Line Products Co.	187	5,857
Satcon Technology Corp. (a)	2,114	5,200
Solarfun Power Holdings Co. Ltd. ADR (a)(c)	1,910	14,249
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
SunPower Corp.:
Class A (a)(c)	2,236	$ 29,582
Class B (a)	1,770	20,514
Ultralife Corp. (a)	961	4,421
Valence Technology, Inc. (a)(c)	5,254	4,939
Vicor Corp.	1,654	20,179
Woodward Governor Co.	2,854	81,910
		1,094,934
Industrial Conglomerates - 0.0%
Otter Tail Corp.	897	17,752
Raven Industries, Inc.	859	30,426
		48,178
Machinery - 1.1%
3D Systems Corp. (a)	1,062	14,613
Altra Holdings, Inc. (a)	1,238	15,450
American Railcar Industries, Inc.	800	11,336
Astec Industries, Inc. (a)	971	29,004
Bucyrus International, Inc. Class A	3,341	178,944
Chart Industries, Inc. (a)	1,350	24,867
China Fire & Security Group, Inc. (a)(c)	1,072	13,132
China Valves Technology, Inc. (a)	1,280	11,251
China Wind Systems, Inc. (a)(c)	1,445	6,734
Columbus McKinnon Corp. (NY Shares) (a)	944	15,463
Commercial Vehicle Group, Inc. (a)	720	8,568
Dynamic Materials Corp.	480	7,637
Energy Recovery, Inc. (a)(c)	1,894	6,781
Flow International Corp. (a)	2,480	6,349
Force Protection, Inc. (a)	2,883	12,815
FreightCar America, Inc.	491	13,169
Gencor Industries, Inc. (a)	369	2,856
Hardinge, Inc.	416	3,919
Hurco Companies, Inc. (a)	240	4,123
Joy Global, Inc.	4,206	214,506
L.B. Foster Co. Class A (a)	614	17,235
Lincoln Electric Holdings, Inc.	1,830	102,114
Middleby Corp. (a)	886	49,891
NN, Inc. (a)	1,110	6,871
Nordson Corp.	1,476	98,346
Omega Flex, Inc.	384	5,061
PACCAR, Inc.	14,885	610,285
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
PMFG, Inc. (a)	452	$ 6,803
Portec Rail Products, Inc. (c)	913	10,454
RBC Bearings, Inc. (a)	1,056	29,568
SmartHeat, Inc. (a)	1,333	8,318
Sun Hydraulics Corp.	747	19,452
Tecumseh Products Co.:
Class A (non-vtg.) (a)	854	11,162
Class B (a)	299	3,818
TriMas Corp. (a)	1,281	12,925
Twin Disc, Inc.	368	4,721
		1,598,541
Marine - 0.1%
American Commercial Lines, Inc. (a)	499	10,170
DryShips, Inc. (a)(c)	11,653	56,051
Eagle Bulk Shipping, Inc. (a)(c)	2,915	13,963
Euroseas Ltd.	1,456	5,460
FreeSeas, Inc. (a)(c)	1,553	2,159
Newlead Holdings Ltd. (a)	1,072	804
OceanFreight, Inc. (a)	11,060	5,951
Star Bulk Carriers Corp. (c)	2,966	8,068
TBS International Ltd. Class A (a)	1,189	8,763
Ultrapetrol (Bahamas) Ltd. (a)	1,233	6,473
		117,862
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)	407	7,831
Advisory Board Co. (a)	811	30,104
Barrett Business Services, Inc.	448	6,232
Corporate Executive Board Co.	1,606	52,018
CoStar Group, Inc. (a)	816	33,268
CRA International, Inc. (a)	512	11,377
Diamond Management & Technology Consultants, Inc.	1,920	19,066
Exponent, Inc. (a)	640	17,594
Heidrick & Struggles International, Inc.	806	18,659
Hudson Highland Group, Inc. (a)	1,041	5,330
Huron Consulting Group, Inc. (a)	891	20,867
ICF International, Inc. (a)	550	12,337
Kelly Services, Inc. Class A (non-vtg.) (a)	1,311	19,127
Kforce, Inc. (a)	1,814	24,525
LECG Corp. (a)	1,814	6,022
Lightbridge Corp. (a)	373	2,305
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Odyssey Marine Exploration, Inc. (a)(c)	4,180	$ 4,640
On Assignment, Inc. (a)	1,713	9,473
Resources Connection, Inc. (a)	1,803	29,100
School Specialty, Inc. (a)	800	17,192
Thomas Group (a)	1,153	749
Verisk Analytics, Inc.	5,051	152,793
VSE Corp.	214	8,198
		508,807
Road & Rail - 0.5%
AMERCO (a)	859	46,944
Arkansas Best Corp.	1,078	25,214
Covenant Transport Group, Inc. Class A (a)	913	6,281
Frozen Food Express Industries, Inc. (a)	1,840	7,139
Heartland Express, Inc.	4,070	63,268
J.B. Hunt Transport Services, Inc.	4,889	168,817
Landstar System, Inc.	2,198	92,184
Marten Transport Ltd. (a)	838	18,662
Old Dominion Freight Lines, Inc. (a)	1,702	60,659
P.A.M. Transportation Services, Inc. (a)	689	10,369
Patriot Transportation Holding, Inc. (a)	155	13,068
Quality Distribution, Inc. (a)	902	5,114
Saia, Inc. (a)	679	10,165
Universal Truckload Services, Inc. (a)	950	16,445
USA Truck, Inc. (a)	448	6,738
Vitran Corp., Inc. (a)	1,009	14,247
Werner Enterprises, Inc.	2,867	64,622
YRC Worldwide, Inc. (a)	41,835	14,860
		644,796
Trading Companies & Distributors - 0.3%
Aceto Corp.	1,030	6,448
Beacon Roofing Supply, Inc. (a)	2,214	46,494
DXP Enterprises, Inc. (a)	417	6,509
Fastenal Co.	6,276	316,561
H&E Equipment Services, Inc. (a)	1,376	13,746
Houston Wire & Cable Co.	827	9,486
Kaman Corp.	1,107	27,110
Lawson Products, Inc.	640	8,813
Mitsui & Co. Ltd. sponsored ADR	42	12,138
Rush Enterprises, Inc.:
Class A (a)	1,112	16,891
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Rush Enterprises, Inc.: - continued
Class B (a)	666	$ 8,505
Titan Machinery, Inc. (a)	891	11,547
		484,248
Transportation Infrastructure - 0.0%
China Infrastructure Investment Corp. (a)	4,160	5,200
Grupo Aeroportuario Norte SAB de CV ADR (a)(c)	213	2,854
		8,054
TOTAL INDUSTRIALS		7,900,512
INFORMATION TECHNOLOGY - 51.7%
Communications Equipment - 8.2%
Acme Packet, Inc. (a)	2,352	68,937
ADC Telecommunications, Inc. (a)	4,657	38,467
Adtran, Inc.	2,300	63,089
Alvarion Ltd. (a)	3,179	7,026
Anaren, Inc. (a)	855	12,338
Arris Group, Inc. (a)	4,934	54,126
Aruba Networks, Inc. (a)	3,616	48,454
AudioCodes Ltd. (a)	2,112	5,956
Aviat Networks, Inc. (a)	3,226	14,227
Bel Fuse, Inc. Class B (non-vtg.)	395	6,960
BigBand Networks, Inc. (a)	3,083	8,787
Black Box Corp.	832	24,536
Blue Coat Systems, Inc. (a)	1,702	36,542
Brocade Communications Systems, Inc. (a)	18,270	99,572
Ceragon Networks Ltd. (a)	1,425	11,899
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,264	3,324
Ciena Corp. (a)	3,889	60,552
Cisco Systems, Inc. (a)	237,760	5,506,522
Cogo Group, Inc. (a)	1,648	11,157
Comtech Telecommunications Corp. (a)	1,073	30,913
DG FastChannel, Inc. (a)	1,170	49,690
Digi International, Inc. (a)	1,744	16,115
Ditech Networks, Inc. (a)	1,734	2,376
DragonWave, Inc. (a)(c)	1,493	8,871
EchoStar Holding Corp. Class A (a)	1,942	40,840
EMCORE Corp. (a)	2,918	3,093
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
EMS Technologies, Inc. (a)	712	$ 11,064
Endwave Corp. (a)	950	3,031
EXFO, Inc. (sub. vtg.) (a)	967	4,995
Extreme Networks, Inc. (a)	3,756	10,742
F5 Networks, Inc. (a)	3,208	225,619
Finisar Corp. (a)	3,001	45,615
Gilat Satellite Networks Ltd. (a)	2,587	12,469
Globecomm Systems, Inc. (a)	769	6,183
Harmonic, Inc. (a)	4,689	27,149
Hughes Communications, Inc. (a)	909	23,607
Infinera Corp. (a)	4,129	29,068
InterDigital, Inc. (a)(c)	1,845	48,155
Ituran Location & Control Ltd.	1,584	22,144
Ixia (a)	3,200	32,000
JDS Uniphase Corp. (a)	9,046	104,029
KVH Industries, Inc. (a)	545	7,107
Loral Space & Communications Ltd. (a)	800	31,952
Meru Networks, Inc. (a)	612	8,017
Mitel Networks, Inc. (a)	2,123	23,565
NETGEAR, Inc. (a)	1,344	30,522
Network Engines, Inc. (a)	2,092	6,130
Network Equipment Technologies, Inc. (a)	1,438	6,485
Occam Networks, Inc. (a)	1,472	9,156
Oclaro, Inc. (a)	1,586	21,427
Oplink Communications, Inc. (a)	1,206	17,270
Opnext, Inc. (a)	2,528	5,056
ORBCOMM, Inc. (a)	1,585	3,218
Orckit Communications Ltd. (a)	822	2,540
Palm, Inc. (a)	6,778	38,635
Parkervision, Inc. (a)(c)	1,142	2,010
PC-Tel, Inc. (a)	1,190	7,009
Polycom, Inc. (a)	3,398	102,042
Powerwave Technologies, Inc. (a)	5,568	9,187
Qiao Xing Universal Telephone, Inc. (a)	913	1,443
QUALCOMM, Inc.	69,840	2,483,510
RADWARE Ltd. (a)	992	18,759
Research In Motion Ltd. (a)	23,159	1,410,402
Riverbed Technology, Inc. (a)	2,928	78,265
SCM Microsystems, Inc. (a)	1,664	2,829
SeaChange International, Inc. (a)	1,398	11,673
ShoreTel, Inc. (a)	2,886	15,382
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Sierra Wireless, Inc. (a)	1,836	$ 14,674
Silicom Ltd. (a)	368	3,246
Sonus Networks, Inc. (a)	11,238	29,219
Sycamore Networks, Inc.	1,246	21,955
Symmetricom, Inc. (a)	2,609	13,645
Tekelec (a)	2,801	40,152
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	10,026	100,661
Telestone Technologies Corp. (a)(c)	334	3,400
Tellabs, Inc.	14,905	134,145
Telular Corp. (a)	976	3,055
Tollgrade Communications, Inc. (a)	758	4,904
UTStarcom, Inc. (a)	4,438	9,142
ViaSat, Inc. (a)	1,310	42,090
Westell Technologies, Inc. Class A (a)	5,281	8,186
ZST Digital Networks, Inc.	1,072	5,832
		11,628,136
Computers & Peripherals - 8.8%
ActivIdentity Corp. (a)	2,336	5,349
Adaptec, Inc. (a)	5,872	17,029
Apple, Inc. (a)	37,661	9,684,900
Avid Technology, Inc. (a)	1,654	22,296
Concurrent Computer Corp. (a)	384	2,074
Cray, Inc. (a)	1,965	9,353
Dell, Inc. (a)	81,744	1,089,648
Dot Hill Systems Corp. (a)	3,638	4,729
Electronics for Imaging, Inc. (a)	2,240	24,954
Hutchinson Technology, Inc. (a)	1,126	6,159
iGO, Inc. (a)	1,457	2,186
Immersion Corp. (a)	1,424	7,561
Intevac, Inc. (a)	971	11,176
Isilon Systems, Inc. (a)	2,736	37,374
LaserCard Corp. (a)	536	2,621
Logitech International SA (a)(c)	7,574	107,475
NetApp, Inc. (a)	13,926	524,732
Novatel Wireless, Inc. (a)	2,130	13,100
Presstek, Inc. (a)	1,700	6,783
QLogic Corp. (a)	4,738	85,853
Rimage Corp. (a)	426	6,995
SanDisk Corp. (a)	9,472	441,585
Seagate Technology (a)	20,503	314,926
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Silicon Graphics International Corp. (a)	1,078	$ 8,796
STEC, Inc. (a)	2,006	24,232
Stratasys, Inc. (a)	770	17,910
Super Micro Computer, Inc. (a)	1,302	17,903
Synaptics, Inc. (a)	1,440	43,085
Transact Technologies, Inc. (a)	624	4,605
Xyratex Ltd. (a)	1,254	20,352
		12,565,741
Electronic Equipment & Components - 1.4%
Acacia Research Corp. - Acacia Technologies (a)	1,517	22,831
Agilysys, Inc.	1,120	7,549
Bell Microproducts, Inc. (a)	1,200	8,340
Brightpoint, Inc. (a)	3,334	24,772
CalAmp Corp. (a)	2,893	6,509
Cogent, Inc. (a)	3,840	34,253
Cognex Corp.	1,915	36,557
Coherent, Inc. (a)	1,040	36,712
Comverge, Inc. (a)(c)	1,155	11,019
CPI International, Inc. (a)	944	14,481
Daktronics, Inc.	1,878	15,813
DTS, Inc. (a)	907	29,958
Echelon Corp. (a)	1,952	16,612
Electro Rent Corp.	1,152	15,656
Electro Scientific Industries, Inc. (a)	1,424	18,298
FARO Technologies, Inc. (a)	736	17,598
Flextronics International Ltd. (a)	34,133	223,912
FLIR Systems, Inc. (a)	6,272	178,689
Funtalk China Holdings Ltd. (a)(c)	1,653	9,753
HLS Systems International Ltd. (a)	2,123	20,126
I. D. Systems Inc. (a)	641	2,038
ICx Technologies, Inc. (a)	1,152	7,649
Insight Enterprises, Inc. (a)	2,278	33,122
IPG Photonics Corp. (a)	1,670	28,089
Itron, Inc. (a)	1,645	109,656
Littelfuse, Inc. (a)	854	30,872
LoJack Corp. (a)	1,121	4,518
Magal Security Systems Ltd. (a)	1,606	4,320
Maxwell Technologies, Inc. (a)	912	10,807
Measurement Specialties, Inc. (a)	555	8,319
Mercury Computer Systems, Inc. (a)	1,014	11,915
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Molex, Inc.	4,182	$ 88,575
Molex, Inc. Class A (non-vtg.)	3,270	57,519
MTS Systems Corp.	827	24,190
Multi-Fineline Electronix, Inc. (a)	1,190	31,452
National Instruments Corp.	3,254	104,746
Newport Corp. (a)	1,302	13,515
NU Horizons Electronics Corp. (a)	1,718	5,704
Orbotech Ltd. (a)	1,504	16,965
OSI Systems, Inc. (a)	763	20,044
PC Connection, Inc. (a)	737	5,012
PC Mall, Inc. (a)	593	2,977
Planar Systems, Inc. (a)	2,072	3,688
Plexus Corp.	1,846	62,856
Power-One, Inc. (a)	3,926	30,662
RadiSys Corp. (a)	998	9,361
Richardson Electronics Ltd.	1,281	12,477
Rofin-Sinar Technologies, Inc. (a)	1,195	28,525
Sanmina-SCI Corp. (a)	3,287	50,127
ScanSource, Inc. (a)	1,286	33,153
SMART Modular Technologies (WWH), Inc. (a)	2,257	13,858
Spectrum Control, Inc. (a)	422	5,486
Tech Data Corp. (a)	2,155	87,601
Trimble Navigation Ltd. (a)	4,755	136,611
TTM Technologies, Inc. (a)	1,862	21,543
Universal Display Corp. (a)	1,600	24,784
Viasystems Group, Inc. (a)	755	13,983
X-Rite, Inc. (a)	3,408	11,758
Zygo Corp. (a)	1,073	8,605
		1,926,520
Internet Software & Services - 7.1%
Akamai Technologies, Inc. (a)	7,060	280,423
Ancestry.com, Inc.	1,717	28,966
Archipelago Learning, Inc.	1,122	16,280
Art Technology Group, Inc. (a)	6,065	22,683
Autobytel, Inc. (a)	1,873	2,397
Baidu.com, Inc. sponsored ADR (a)	10,993	804,798
China Finance Online Co. Ltd. ADR (a)	976	6,978
comScore, Inc. (a)	1,158	17,810
Constant Contact, Inc. (a)	1,200	25,752
CryptoLogic Ltd.	512	1,550
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
DealerTrack Holdings, Inc. (a)	2,022	$ 32,413
Digital River, Inc. (a)	1,622	44,670
DivX, Inc. (a)	1,228	8,866
EarthLink, Inc.	4,752	40,820
eBay, Inc. (a)	53,929	1,154,620
Equinix, Inc. (a)	1,646	151,448
GigaMedia Ltd. (a)	2,273	5,728
Google, Inc. Class A (a)	10,130	4,914,873
GSI Commerce, Inc. (a)	2,626	73,948
HSW International, Inc. (a)	188	406
Hurray! Holding Co. Ltd. ADR (a)	1,793	5,953
IAC/InterActiveCorp (a)	4,356	102,170
InfoSpace, Inc. (a)	1,494	12,296
Innodata Isogen, Inc. (a)	1,345	3,712
Internap Network Services Corp. (a)	2,439	12,488
Internet Brands, Inc. Class A (a)	1,536	15,959
Internet Capital Group, Inc. (a)	1,552	12,913
Internet Gold Golden Lines Ltd. (a)	768	18,301
Internet Initiative Japan, Inc. sponsored ADR	758	4,268
iPass, Inc.	2,566	2,925
j2 Global Communications, Inc. (a)	1,833	42,416
Keynote Systems, Inc.	720	7,135
KIT Digital, Inc. (a)	792	8,736
Limelight Networks, Inc. (a)	3,547	15,394
Liquidity Services, Inc. (a)	1,270	16,840
LivePerson, Inc. (a)	2,448	15,814
Local.com Corp. (a)	318	2,375
LogMeIn, Inc.	901	22,939
LoopNet, Inc. (a)	1,408	15,432
Marchex, Inc. Class B	1,910	9,684
Market Leader, Inc. (a)	918	1,790
Mercadolibre, Inc. (a)	1,830	94,922
ModusLink Global Solutions, Inc. (a)	1,776	13,569
Move, Inc. (a)	6,593	13,845
NaviSite, Inc. (a)	2,002	5,305
NetEase.com, Inc. sponsored ADR (a)	3,142	95,391
NIC, Inc.	2,625	17,063
Open Text Corp. (a)	2,357	102,208
OpenTable, Inc.	921	38,065
Openwave Systems, Inc. (a)	3,798	8,166
Perficient, Inc. (a)	1,617	17,253
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
QuinStreet, Inc.	1,869	$ 25,960
RADVision Ltd. (a)	1,440	8,438
RealNetworks, Inc. (a)	5,910	21,276
Saba Software, Inc. (a)(c)	1,713	8,822
SAVVIS, Inc. (a)	2,438	45,725
Selectica, Inc. (a)	364	2,169
Sify Technologies Ltd. sponsored ADR (a)(c)	1,537	2,167
Sina Corp. (a)	2,497	93,313
Sohu.com, Inc. (a)(c)	1,488	65,770
Stamps.com, Inc. (a)	720	7,546
Subaye, Inc. (a)	236	2,837
Support.com, Inc. (a)	2,928	12,239
TechTarget, Inc. (a)	1,600	9,696
Terremark Worldwide, Inc. (a)	2,257	16,950
The Knot, Inc. (a)	1,398	10,457
TheStreet.com, Inc.	1,169	3,647
Travelzoo, Inc. (a)	801	13,016
United Online, Inc.	3,459	23,573
ValueClick, Inc. (a)	4,000	46,520
VeriSign, Inc. (a)	7,730	215,744
VistaPrint Ltd. (a)	1,814	84,696
Vocus, Inc. (a)	875	13,703
Web.com, Inc. (a)	1,408	5,336
WebMD Health Corp. (a)	2,102	95,704
WebMediaBrands, Inc. (a)	1,809	1,731
Yahoo!, Inc. (a)	57,972	889,290
Zix Corp. (a)(c)	4,390	10,317
		10,127,398
IT Services - 2.2%
Acorn Energy, Inc. (a)	366	1,801
Acxiom Corp. (a)	3,430	59,716
Automatic Data Processing, Inc.	20,705	846,420
Cass Information Systems, Inc.	410	13,005
China Information Security Technology, Inc. (a)(c)	2,026	10,738
Cognizant Technology Solutions Corp. Class A (a)	12,316	616,293
Computer Task Group, Inc. (a)	764	5,906
CSG Systems International, Inc. (a)	1,446	29,672
CyberSource Corp. (a)	2,706	69,517
Echo Global Logistics, Inc.	1,497	19,641
Edgewater Technology, Inc. (a)	934	2,783
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Euronet Worldwide, Inc. (a)	2,118	$ 27,852
ExlService Holdings, Inc. (a)	1,318	21,905
Fiserv, Inc. (a)	6,201	294,858
Forrester Research, Inc. (a)	1,040	32,625
Hackett Group, Inc. (a)	1,808	6,111
iGate Corp.	2,177	25,427
infoGROUP, Inc. (a)	2,881	22,803
Information Services Group, Inc. (a)	1,329	3,402
Infosys Technologies Ltd. sponsored ADR	4,430	254,858
Integral Systems, Inc. (a)	1,398	9,562
Lionbridge Technologies, Inc. (a)	2,289	12,429
LML Payment Systems, Inc. (a)(c)	2,558	4,630
ManTech International Corp. Class A (a)	853	39,434
NCI, Inc. Class A (a)	523	11,475
Ness Technologies, Inc. (a)	1,254	6,546
Online Resources Corp. (a)	1,041	4,487
Paychex, Inc.	15,138	432,039
PFSweb, Inc. (a)	161	576
PRG-Schultz International, Inc. (a)	1,846	7,938
Rainmaker Systems, Inc. (a)	2,561	3,329
RightNow Technologies, Inc. (a)	1,526	22,203
Sapient Corp.	4,921	49,948
SPS Commerce, Inc. (a)	565	6,825
Syntel, Inc.	1,555	51,999
Teletech Holdings, Inc. (a)	2,870	37,109
Telvent GIT SA	1,314	30,459
Virtusa Corp. (a)	1,066	9,210
Yucheng Technologies Ltd. (a)	529	1,989
		3,107,520
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	2,438	67,045
Semiconductors & Semiconductor Equipment - 8.9%
Actel Corp. (a)	1,062	14,985
Advanced Analogic Technologies, Inc. (a)	3,005	10,397
Advanced Energy Industries, Inc. (a)	1,600	19,776
Aixtron AG sponsored ADR	200	5,386
Alpha & Omega Semiconductor Ltd. (a)	874	13,014
Altera Corp.	12,018	283,264
Amkor Technology, Inc. (a)	8,171	55,645
ANADIGICS, Inc. (a)	3,216	13,089
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Applied Materials, Inc.	55,628	$ 718,157
Applied Micro Circuits Corp. (a)	2,581	28,456
ARM Holdings PLC sponsored ADR	2,732	29,342
ASM International NV (NASDAQ) unit (a)	368	7,588
ASML Holding NV (NY Shares)	4,419	124,881
Atheros Communications, Inc. (a)	2,823	95,982
Atmel Corp. (a)	19,046	97,230
ATMI, Inc. (a)	1,377	22,307
AuthenTec, Inc. (a)	1,121	3,251
Avago Technologies Ltd.	9,975	205,984
Axcelis Technologies, Inc. (a)	4,865	9,633
AXT, Inc. (a)	2,833	12,324
Broadcom Corp. Class A	18,409	635,479
Brooks Automation, Inc. (a)	3,206	26,674
Cabot Microelectronics Corp. (a)	1,046	38,388
Camtek Ltd. (a)	1,585	4,184
Cavium Networks, Inc. (a)	1,632	43,379
Ceva, Inc. (a)	1,120	13,014
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)(c)	3,526	5,818
Cirrus Logic, Inc. (a)	3,174	45,118
Cohu, Inc.	944	13,225
Conexant Systems, Inc. (a)	2,768	7,861
Cree, Inc. (a)	4,357	289,174
Cymer, Inc. (a)	1,286	38,927
Cypress Semiconductor Corp. (a)	6,453	73,500
Diodes, Inc. (a)	1,734	34,264
DSP Group, Inc. (a)	1,392	9,424
Entegris, Inc. (a)	5,568	30,067
Entropic Communications, Inc. (a)	2,592	13,841
Exar Corp. (a)	1,872	13,104
Ezchip Semiconductor Ltd. (a)	1,088	18,877
FEI Co. (a)	1,552	32,126
FormFactor, Inc. (a)	1,979	25,470
FSI International, Inc. (a)	1,766	7,417
GSI Technology, Inc. (a)	1,301	7,702
Himax Technologies, Inc. sponsored ADR	3,745	11,422
Hittite Microwave Corp. (a)	1,430	65,394
Ikanos Communications, Inc. (a)	1,984	4,186
Integrated Device Technology, Inc. (a)	7,601	44,390
Integrated Silicon Solution, Inc. (a)	1,078	10,155
Intel Corp.	229,469	4,915,226
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intersil Corp. Class A	5,270	$ 70,144
IXYS Corp. (a)	1,734	16,161
KLA-Tencor Corp.	6,845	210,621
Kopin Corp. (a)	3,526	12,623
Kulicke & Soffa Industries, Inc. (a)	3,062	21,312
Lam Research Corp. (a)	5,401	204,482
Lattice Semiconductor Corp. (a)	5,217	25,876
Linear Technology Corp.	9,246	258,518
LTX-Credence Corp. (a)	5,185	17,940
Marvell Technology Group Ltd. (a)	25,789	489,475
Mattson Technology, Inc. (a)	2,321	9,818
Maxim Integrated Products, Inc.	13,030	231,413
Mellanox Technologies Ltd. (a)	1,356	31,527
Micrel, Inc.	3,382	37,557
Microchip Technology, Inc.	7,691	214,194
Micron Technology, Inc. (a)	41,452	376,799
Microsemi Corp. (a)	3,302	51,115
Microtune, Inc. (a)	3,350	7,906
Mindspeed Technologies, Inc. (a)	1,256	10,638
MIPS Technologies, Inc. (a)	2,128	10,534
MKS Instruments, Inc. (a)	2,091	41,527
Monolithic Power Systems, Inc. (a)	1,478	28,363
MoSys, Inc. (a)	1,632	6,756
Nanometrics, Inc. (a)	854	9,249
Netlogic Microsystems, Inc. (a)	2,369	68,156
Nova Measuring Instruments Ltd. (a)	1,169	5,073
Novellus Systems, Inc. (a)	4,048	104,519
NVE Corp. (a)	224	10,414
NVIDIA Corp. (a)	22,882	300,669
O2Micro International Ltd. sponsored ADR (a)	1,734	11,063
Omnivision Technologies, Inc. (a)	2,241	43,229
ON Semiconductor Corp. (a)	17,366	126,945
PDF Solutions, Inc. (a)	1,440	6,854
Pericom Semiconductor Corp. (a)	1,446	14,315
Photronics, Inc. (a)	2,385	12,068
Pixelworks, Inc. (a)	637	2,695
PLX Technology, Inc. (a)	2,241	10,846
PMC-Sierra, Inc. (a)	9,531	77,201
Power Integrations, Inc.	1,066	36,223
Rambus, Inc. (a)	4,755	111,457
Ramtron International Corp. (a)	1,302	3,633
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
RF Micro Devices, Inc. (a)	11,894	$ 57,091
Rubicon Technology, Inc. (a)	801	21,771
Rudolph Technologies, Inc. (a)	1,158	10,283
Semtech Corp. (a)	2,774	48,850
Sigma Designs, Inc. (a)	1,222	12,733
Silicon Image, Inc. (a)	3,478	12,695
Silicon Laboratories, Inc. (a)	1,931	87,725
Silicon Motion Technology Corp. sponsored ADR (a)	1,313	6,920
Siliconware Precision Industries Co. Ltd. sponsored ADR	4,636	25,220
Skyworks Solutions, Inc. (a)	7,062	112,498
Spreadtrum Communications, Inc. ADR (a)	1,427	15,269
Standard Microsystems Corp. (a)	1,019	23,315
Supertex, Inc. (a)	526	14,323
Tessera Technologies, Inc. (a)	1,942	33,752
Tower Semiconductor Ltd. (a)(c)	7,466	10,228
TranSwitch Corp. (a)	857	2,074
Trident Microsystems, Inc. (a)	8,742	14,774
TriQuint Semiconductor, Inc. (a)	6,337	44,486
Ultra Clean Holdings, Inc. (a)	1,137	10,142
Ultratech, Inc. (a)	1,061	14,790
Varian Semiconductor Equipment Associates, Inc. (a)	3,190	99,177
Veeco Instruments, Inc. (a)	1,602	61,148
Verigy Ltd. (a)	2,678	27,208
Vimicro International Corp. sponsored ADR (a)	2,151	10,368
Virage Logic Corp. (a)	1,393	13,819
Volterra Semiconductor Corp. (a)	1,350	31,658
Xilinx, Inc.	11,149	272,593
Zoran Corp. (a)	1,985	19,175
		12,702,490
Software - 15.1%
ACI Worldwide, Inc. (a)	1,649	31,512
Activision Blizzard, Inc.	53,004	569,793
Actuate Corp. (a)	1,856	8,333
Adobe Systems, Inc. (a)	21,623	693,666
Advent Software, Inc. (a)	1,078	46,613
Allot Communications Ltd. (a)	1,008	4,919
American Software, Inc. Class A	902	5,223
ANSYS, Inc. (a)	3,830	167,486
ArcSight, Inc. (a)	1,352	29,284
Ariba, Inc. (a)	3,633	54,677
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
AsiaInfo Holdings, Inc. (a)	1,798	$ 38,531
Aspen Technology, Inc. (a)	3,803	43,582
Authentidate Holding Corp. (a)	6,585	5,194
Autodesk, Inc. (a)	9,347	273,493
Blackbaud, Inc.	1,734	39,102
Blackboard, Inc. (a)(c)	1,431	57,297
BluePhoenix Solutions Ltd. (a)	1,344	1,908
BMC Software, Inc. (a)	7,448	275,650
Bottomline Technologies, Inc. (a)	1,110	18,182
CA, Inc.	21,548	436,347
Cadence Design Systems, Inc. (a)	11,062	74,115
Callidus Software, Inc. (a)	2,833	9,094
CDC Corp. Class A (a)	4,518	9,669
CDC Software Corp. ADR	645	5,508
Changyou.com Ltd. (A Shares) ADR (a)	398	10,571
Check Point Software Technologies Ltd. (a)	8,593	263,547
China TransInfo Technlgy Corp. (a)	927	6,016
Cinedigm Digital Cinema Corp. (a)	1,168	1,974
Citrix Systems, Inc. (a)	7,514	327,686
ClickSoftware Technologies Ltd. (a)	1,176	6,374
CommVault Systems, Inc. (a)	1,702	38,363
Compuware Corp. (a)	9,602	78,640
Concur Technologies, Inc. (a)	1,928	81,554
Convio, Inc. (a)	848	8,081
Deltek, Inc. (a)	2,470	19,711
DemandTec, Inc. (a)	1,206	7,369
Descartes Systems Group, Inc. (a)	3,184	18,247
Digimarc Corp. (a)	416	7,696
Double-Take Software, Inc. (a)	1,540	16,001
ebix.com, Inc. (a)	1,372	20,964
Electronic Arts, Inc. (a)	13,617	224,817
Epicor Software Corp. (a)	2,752	25,594
EPIQ Systems, Inc. (a)	1,600	18,320
Evolving Systems, Inc.	1,413	10,230
FalconStor Software, Inc. (a)	2,705	7,601
Fortinet, Inc.	2,795	45,614
Fundtech Ltd. (a)	800	9,520
Geeknet, Inc. (a)	3,440	4,954
Glu Mobile, Inc. (a)	5,910	7,447
Guidance Software, Inc. (a)	897	5,274
Informatica Corp. (a)	3,958	102,116
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Interactive Intelligence, Inc. (a)	1,110	$ 19,902
Intuit, Inc. (a)	12,942	462,547
Jack Henry & Associates, Inc.	3,318	79,765
JDA Software Group, Inc. (a)	1,660	44,355
Kenexa Corp. (a)	1,035	14,728
KongZhong Corp. sponsored ADR (a)(c)	1,066	6,790
Lawson Software, Inc. (a)	6,376	52,570
Magic Software Enterprises Ltd.	2,918	6,507
Magma Design Automation, Inc. (a)(c)	2,795	8,637
Majesco Entertainment Co. (a)	2,133	1,667
Manhattan Associates, Inc. (a)	983	28,458
Mentor Graphics Corp. (a)	3,894	35,747
MICROS Systems, Inc. (a)	3,034	103,763
Microsoft Corp.	364,612	9,406,990
MicroStrategy, Inc. Class A (a)	400	30,824
Monotype Imaging Holdings, Inc. (a)	1,654	16,325
Net 1 UEPS Technologies, Inc. (a)	2,133	30,545
NetScout Systems, Inc. (a)	1,990	26,925
Nice Systems Ltd. sponsored ADR (a)	1,686	50,277
Novell, Inc. (a)	14,806	86,319
Nuance Communications, Inc. (a)	11,632	198,151
Opnet Technologies, Inc.	1,094	17,537
Oracle Corp.	208,283	4,700,947
Parametric Technology Corp. (a)	4,424	72,908
Pegasystems, Inc.	1,734	51,864
Perfect World Co. Ltd. sponsored ADR Class B (a)	1,680	44,486
Pervasive Software, Inc. (a)	1,713	8,257
Phoenix Technologies Ltd. (a)	2,509	7,452
Progress Software Corp. (a)	1,798	57,428
QAD, Inc.	1,761	8,435
Quest Software, Inc. (a)	3,792	73,394
Radiant Systems, Inc. (a)	1,408	19,515
Renaissance Learning, Inc.	1,280	20,006
Retalix Ltd. (a)	838	9,444
Rovi Corp. (a)	4,215	157,388
S1 Corp. (a)	2,864	17,556
Salary.com, Inc. (a)	1,024	2,847
Scientific Learning Corp. (a)	460	2,447
Shanda Games Ltd. sponsored ADR	3,998	21,909
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(c)	1,326	54,379
Smith Micro Software, Inc. (a)	1,425	14,036
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Sonic Foundry, Inc. (a)	350	$ 2,373
Sonic Solutions, Inc. (a)	1,763	20,962
SonicWALL, Inc. (a)	2,123	19,341
Sourcefire, Inc. (a)	998	20,599
SRS Labs, Inc. (a)	258	2,343
SS&C Technologies Holdings, Inc. (a)	3,024	49,352
SuccessFactors, Inc. (a)	2,843	63,285
Symantec Corp. (a)	33,296	471,804
Symyx Technologies, Inc. (a)	1,472	9,421
Synchronoss Technologies, Inc. (a)	1,334	27,267
Synopsys, Inc. (a)	6,117	131,026
Take-Two Interactive Software, Inc. (a)(c)	3,046	35,242
Taleo Corp. Class A (a)	1,500	37,575
TeleCommunication Systems, Inc. Class A (a)	1,600	8,016
TeleNav, Inc.	1,883	15,798
The9 Ltd. sponsored ADR (a)	838	3,696
THQ, Inc. (a)	3,536	21,216
TIBCO Software, Inc. (a)	6,473	73,857
TiVo, Inc. (a)	4,374	39,541
Ulticom, Inc. (a)	814	7,383
Ultimate Software Group, Inc. (a)	1,040	35,578
Unica Corp. (a)	1,056	10,982
Vasco Data Security International, Inc. (a)	1,616	10,294
Veraz Networks, Inc. (a)	5,766	5,708
Versant Corp. (a)	336	3,750
Voltaire Ltd. (a)	1,156	5,202
Wave Systems Corp. Class A (a)	3,433	9,818
Websense, Inc. (a)	1,734	36,275
		21,525,190
TOTAL INFORMATION TECHNOLOGY		73,650,040
MATERIALS - 1.1%
Chemicals - 0.4%
A. Schulman, Inc.	1,386	30,804
Altair Nanotechnologies, Inc. (a)(c)	5,697	2,962
American Pacific Corp. (a)	560	3,114
Ampal-American Israel Corp. Class A (a)	2,080	3,578
Balchem Corp.	1,280	31,091
Cereplast, Inc. (a)	480	1,786
China Agritech, Inc. (a)(c)	787	10,137
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Hawkins, Inc.	592	$ 15,925
Innophos Holdings, Inc.	863	24,630
Innospec, Inc. (a)	1,088	13,535
KMG Chemicals, Inc.	545	9,172
Landec Corp. (a)	1,142	7,069
Methanex Corp.	3,942	82,240
Penford Corp. (a)	507	4,147
Senomyx, Inc. (a)	1,601	6,276
ShengdaTech, Inc. (a)	2,160	12,744
Sigma Aldrich Corp.	5,120	272,794
TPC Group, Inc. (a)	744	13,548
Yongye International, Inc. (a)	1,386	10,381
Zagg, Inc. (a)	2,452	5,762
Zoltek Companies, Inc. (a)	1,366	13,073
		574,768
Construction Materials - 0.0%
United States Lime & Minerals, Inc. (a)	368	14,352
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	320	8,045
Silgan Holdings, Inc.	3,276	93,464
		101,509
Metals & Mining - 0.6%
Century Aluminum Co. (a)	3,697	38,855
China Gerui Adv Mat Group Ltd. (a)(c)	1,672	10,132
China Natural Resources, Inc. (a)(c)	870	8,744
China Precision Steel, Inc. (a)(c)	2,039	3,507
DRDGOLD Ltd. sponsored ADR	1,034	4,570
Globe Specialty Metals, Inc.	2,942	34,333
Gulf Resources, Inc. (a)	1,248	12,268
Haynes International, Inc.	464	14,732
Horsehead Holding Corp. (a)	1,668	17,397
Kaiser Aluminum Corp.	875	32,751
Lihir Gold Ltd. sponsored ADR	1,248	41,733
Olympic Steel, Inc.	512	14,111
Pan American Silver Corp.	4,443	113,172
Randgold Resources Ltd. sponsored ADR	2,629	229,906
Royal Gold, Inc.	1,972	98,876
Schnitzer Steel Industries, Inc. Class A	923	46,187
Silver Standard Resources, Inc. (a)	3,306	60,069
Steel Dynamics, Inc.	8,686	127,424
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Sutor Technology Group Ltd. (a)	2,108	$ 4,638
Universal Stainless & Alloy Products, Inc. (a)	187	3,854
US Energy Corp. (a)	1,149	6,032
		923,291
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)(c)	2,411	11,814
TOTAL MATERIALS		1,625,734
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.5%
012 Smile.Communications Ltd. (a)	1,042	26,321
8x8, Inc. (a)	2,555	3,373
Alaska Communication Systems Group, Inc.	1,750	14,473
Arbinet-thexchange, Inc. (a)	1,008	1,966
Atlantic Tele-Network, Inc.	587	24,542
Cbeyond, Inc. (a)	1,174	18,350
Cogent Communications Group, Inc. (a)	1,888	17,086
Consolidated Communications Holdings, Inc.	1,377	23,781
General Communications, Inc. Class A (a)	2,406	13,786
Global Crossing Ltd. (a)	2,171	29,547
Globalstar, Inc. (a)(c)	11,331	21,869
HickoryTech Corp.	608	4,256
Iridium Communications, Inc. (a)	2,616	23,701
Level 3 Communications, Inc. (a)(c)	66,768	89,469
Neutral Tandem, Inc. (a)	1,378	18,520
PAETEC Holding Corp. (a)	5,910	24,999
SureWest Communications (a)	752	4,610
Telefonos de Mexico SA de CV Series A sponsored ADR	187	2,627
tw telecom, inc. (a)	6,400	111,936
Warwick Valley Telephone Co.	609	8,362
Windstream Corp.	19,070	203,477
		687,051
Wireless Telecommunication Services - 1.1%
America Movil SAB de CV Series A sponsored ADR	315	15,026
Clearwire Corp.:
rights 6/21/10 (a)	7,534	2,501
Class A (a)(c)	8,036	65,413
FiberTower Corp. (a)	1,477	5,642
ICO Global Communications Holdings Ltd. Class A (a)	6,775	10,434
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Leap Wireless International, Inc. (a)	3,014	$ 49,219
Millicom International Cellular SA (c)	4,566	364,960
NII Holdings, Inc. (a)	6,778	247,194
NTELOS Holdings Corp.	1,931	34,661
Partner Communications Co. Ltd. ADR	614	10,941
SBA Communications Corp. Class A (a)	4,983	164,588
Shenandoah Telecommunications Co.	950	16,084
Terrestar Corp. (a)	5,864	2,815
USA Mobility, Inc.	1,430	20,134
Vodafone Group PLC sponsored ADR	29,920	601,392
		1,611,004
TOTAL TELECOMMUNICATION SERVICES		2,298,055
UTILITIES - 0.1%
Electric Utilities - 0.0%
MGE Energy, Inc.	971	34,296
Gas Utilities - 0.0%
China Natural Gas, Inc. (a)(c)	960	7,056
Independent Power Producers & Energy Traders - 0.0%
Synthesis Energy Systems, Inc. (a)	3,072	3,871
Water Utilities - 0.1%
Artesian Resources Corp. Class A	699	12,519
Cadiz, Inc. (a)	603	7,791
Connecticut Water Service, Inc.	496	10,317
Consolidated Water Co., Inc.	752	9,016
Middlesex Water Co.	544	9,150
Southwest Water Co.	1,686	17,366
Tri-Tech Holding, Inc.	275	2,874
York Water Co.	454	5,916
		74,949
TOTAL UTILITIES		120,172
TOTAL COMMON STOCKS (Cost $130,448,662)		142,244,730
Money Market Funds - 3.4%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (d)	163,758	$ 163,758
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	4,645,900	4,645,900
TOTAL MONEY MARKET FUNDS (Cost $4,809,658)		4,809,658
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $135,258,320)		147,054,388
NET OTHER ASSETS - (3.2)%		(4,527,437)
NET ASSETS - 100%		$ 142,526,951
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 62
Fidelity Securities Lending Cash Central Fund	71,920
Total	$ 71,982
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 20,824,686	$ 20,824,686	$ -	$ -
Consumer Staples	2,762,706	2,762,706	-	-
Energy	1,869,993	1,855,545	14,448	-
Financials	11,014,153	11,014,153	-	-
Health Care	20,178,679	20,178,679	-	-
Industrials	7,900,512	7,900,512	-	-
Information Technology	73,650,040	73,650,040	-	-
Materials	1,625,734	1,625,734	-	-
Telecommunication Services	2,298,055	2,298,055	-	-
Utilities	120,172	120,172	-	-
Money Market Funds	4,809,658	4,809,658	-	-
Total Investments in Securities:	$ 147,054,388	$ 147,039,940	$ 14,448	$ -
Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $3,460,096 of which $2,006,543 and $1,453,553 will expire on November 30, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2010

Assets
Investment in securities, at value (including securities loaned of $4,408,651) - See accompanying schedule: Unaffiliated issuers (cost $130,448,662)	$ 142,244,730
Fidelity Central Funds (cost $4,809,658)	4,809,658
Total Investments (cost $135,258,320)		$ 147,054,388
Receivable for investments sold		70,207
Dividends receivable		170,290
Distributions receivable from Fidelity Central Funds		12,512
Prepaid expenses		101
Receivable from investment adviser for expense reductions		40,189
Total assets		147,347,687

Liabilities
Accrued management fee	$ 30,407
Distribution fees payable	35,291
Other affiliated payables	4,928
Other payables and accrued expenses	104,210
Collateral on securities loaned, at value	4,645,900
Total liabilities		4,820,736

Net Assets		$ 142,526,951
Net Assets consist of:
Paid in capital		$ 131,117,317
Undistributed net investment income		254,440
Accumulated undistributed net realized gain (loss) on investments		(640,874)
Net unrealized appreciation (depreciation) on investments		11,796,068
Net Assets, for 1,600,000 shares outstanding		$ 142,526,951
Net Asset Value, offering price and redemption price per share ($142,526,951 ÷ 1,600,000 shares)		$ 89.08

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2010

Investment Income
Dividends		$ 648,555
Income from Fidelity Central Funds (including $71,920 from security lending)		71,982
Total income		720,537

Expenses
Management fee	$ 173,208
Transfer agent and custody fees	45,907
Distribution fees	64,922
Licensing fees	43,281
Accounting and security lending fees	28,311
Independent trustees' compensation	376
Audit	59,466
Legal	316
Miscellaneous	7,572
Total expenses before reductions	423,359
Expense reductions	(206,384)	216,975
Net investment income (loss)		503,562
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(318,167)
In-kind redemptions	3,245,363
Capital gains distribution from Fidelity Central Funds	251
Total net realized gain (loss)		2,927,447
Change in net unrealized appreciation (depreciation) on investment securities		3,423,843
Net gain (loss)		6,351,290
Net increase (decrease) in net assets resulting from operations		$ 6,854,852

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2010	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 503,562	$ 761,203
Net realized gain (loss)	2,927,447	(2,455,543)
Change in net unrealized appreciation (depreciation)	3,423,843	35,356,212
Net increase (decrease) in net assets resulting from operations	6,854,852	33,661,872
Distributions to shareholders from net investment income	(485,000)	(646,000)
Share transactions Proceeds from sales of shares	18,476,000	21,067,288
Cost of shares redeemed	(9,288,479)	(5,918,282)
Net increase (decrease) in net assets resulting from share transactions	9,187,521	15,149,006
Total increase (decrease) in net assets	15,557,373	48,164,878

Net Assets
Beginning of period	126,969,578	78,804,700
End of period (including undistributed net investment income of $254,440 and undistributed net investment income of $235,878, respectively)	$ 142,526,951	$ 126,969,578
Other Information Shares
Sold	200,000	300,000
Redeemed	(100,000)	(100,000)
Net increase (decrease)	100,000	200,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31,	Years ended November 30,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 84.65	$ 60.62	$ 104.53	$ 95.70	$ 88.26	$ 83.67
Income from Investment Operations
Net investment income (loss) D	.32	.55	.69	.51	.47	.36
Net realized and unrealized gain (loss)	4.42	23.95	(43.96)	8.73	7.87	5.40
Total from investment operations	4.74	24.50	(43.27)	9.24	8.34	5.76
Distributions from net investment income	(.31)	(.47)	(.53)	(.41)	(.40)	(1.17)
Distributions from net realized gain	-	-	(.11)	-	(.50)	-
Total distributions	(.31)	(.47)	(.64)	(.41)	(.90)	(1.17)
Net asset value, end of period	$ 89.08	$ 84.65	$ 60.62	$ 104.53	$ 95.70	$ 88.26
Total Return B, C	5.60%	40.62%	(41.62)%	9.68%	9.54%	6.96%
Ratios to Average Net Assets E, G
Expenses before reductions	.59% A	.65%	.73%	.61%	.61%	.59%
Expenses net of fee waivers, if any	.30% A	.30%	.30%	.30%	.30%	.30%
Expenses net of all reductions	.30% A	.30%	.30%	.30%	.30%	.30%
Net investment income (loss)	.70% A	.78%	.79%	.50%	.52%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 142,527	$ 126,970	$ 78,805	$ 114,982	$ 172,254	$ 123,570
Portfolio turnover rate F, H	7% A	7%	10%	9%	7%	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010

1. Organization.

Fidelity Nasdaq Composite Index Tracking Stock (the Fund) is an exchange-traded fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of regular trading hours on the NASDAQ exchange, normally

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 25,782,461
Gross unrealized depreciation	(14,251,694)
Net unrealized appreciation (depreciation)	$ 11,530,767

Tax cost	$ 135,523,621

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $5,170,916 and $5,342,254, respectively.

Securities received and delivered through in-kind subscriptions and redemptions aggregated $18,430,016 and $9,267,817, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode®), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan. The Fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution fee based on annual percentage of the Fund's average net assets of up to .25%. In addition, FDC pays NASDAQ for marketing services provided to the Fund. For the period, the distribution fees were equivalent to an annualized rate of .09% of average net assets. The total amounts paid to and retained by FDC were $64,922 and $0, respectively.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Licensing Fees. Under the terms of a license agreement, FMR pays NASDAQ an annual licensing fee for the use of the Nasdaq Composite Index. FMR has entered into a sub-license agreement with the Fund whereby the Fund pays FMR the amount of the license fee at the rate of up to .06% of the Fund's average net assets.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

7. Expense Reductions.

FMR contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .30% of average net assets. This waiver will remain in place through January 31, 2011. Some expenses, for example interest expense, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $206,384.

8. Share Transactions.

The Fund issues and redeems shares at Net Asset Value only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to the Fund and redemption proceeds are paid with a basket of securities from the Fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. The Fund's shares are available in smaller increments to investors

Semiannual Report

Notes to Financial Statements - continued

8. Share Transactions - continued

in the secondary market at market prices and may be subject to commissions. A transaction fee is charged by the shareholder servicing agent when authorized participants purchase or redeem Creation Units of the Fund. The fee is charged to cover the costs associated with the issuance and redemption of Creation Units. During the period, transaction fees totaled $10,000.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and the Shareholders of Fidelity Nasdaq Composite Index Tracking Stock:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Nasdaq Composite Index Tracking Stock (a fund of Fidelity Commonwealth Trust) at May 31, 2010, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Nasdaq Composite Index Tracking Stock's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
July 20, 2010

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

JPMorgan Chase Bank
New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

1-800-FIDELITY

ETF-USAN-0710
1.802769.106

Fidelity® Series
100 Index Fund

Semiannual Report

May 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Actual	.20%	$ 1,000.00	$ 974.40	$ .98
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.93	$ 1.01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.6	5.8
Apple, Inc.	3.8	2.9
Microsoft Corp.	3.2	3.6
Procter & Gamble Co.	2.9	2.9
General Electric Co.	2.8	2.7
International Business Machines Corp.	2.6	2.6
Johnson & Johnson	2.6	2.8
Bank of America Corp.	2.5	2.2
JPMorgan Chase & Co.	2.5	2.7
Wells Fargo & Co.	2.4	2.1
	29.9
Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.6	21.6
Financials	15.9	13.1
Consumer Staples	14.0	14.3
Energy	11.9	13.3
Health Care	11.1	12.4
Industrials	9.6	9.4
Consumer Discretionary	8.0	7.1
Telecommunication Services	3.8	4.1
Materials	2.3	2.6
Utilities	1.3	1.4

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.0%
Automobiles - 0.6%
Ford Motor Co. (a)(c)	2,974,676	$ 34,892,949
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp.	950,232	63,542,014
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (a)	302,301	37,926,683
Media - 2.9%
Comcast Corp. Class A	2,505,997	45,333,486
News Corp. Class A	1,990,067	26,268,884
The Walt Disney Co.	1,712,878	57,244,383
Time Warner, Inc.	1,015,824	31,480,386
		160,327,139
Multiline Retail - 0.7%
Target Corp.	664,403	36,229,896
Specialty Retail - 1.5%
Home Depot, Inc.	1,501,716	50,848,104
Lowe's Companies, Inc.	1,300,022	32,175,545
		83,023,649
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	344,393	24,927,165
TOTAL CONSUMER DISCRETIONARY		440,869,495
CONSUMER STAPLES - 14.0%
Beverages - 3.6%
PepsiCo, Inc.	1,443,254	90,766,244
The Coca-Cola Co.	2,035,765	104,638,321
		195,404,565
Food & Staples Retailing - 3.4%
Costco Wholesale Corp. (c)	387,996	22,600,767
CVS Caremark Corp.	1,228,030	42,526,679
Wal-Mart Stores, Inc.	1,884,369	95,273,697
Walgreen Co.	870,054	27,876,530
		188,277,673
Food Products - 1.3%
Campbell Soup Co. (c)	166,570	5,964,872
H.J. Heinz Co.	279,283	12,338,723
Kraft Foods, Inc. Class A	1,533,688	43,863,477
Sara Lee Corp.	583,999	8,275,266
		70,442,338
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 3.5%
Colgate-Palmolive Co.	436,050	$ 34,051,145
Procter & Gamble Co.	2,565,185	156,707,152
		190,758,297
Personal Products - 0.2%
Avon Products, Inc.	377,542	10,001,088
Tobacco - 2.0%
Altria Group, Inc.	1,837,417	37,281,191
Philip Morris International, Inc.	1,661,167	73,290,688
		110,571,879
TOTAL CONSUMER STAPLES		765,455,840
ENERGY - 11.9%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	379,228	14,463,756
Halliburton Co.	799,327	19,847,289
National Oilwell Varco, Inc.	369,556	14,091,170
Schlumberger Ltd.	1,056,765	59,337,355
		107,739,570
Oil, Gas & Consumable Fuels - 9.9%
Chevron Corp.	1,773,673	131,021,225
ConocoPhillips	1,313,098	68,097,262
Devon Energy Corp.	394,590	25,194,572
Exxon Mobil Corp.	4,169,582	252,092,923
Occidental Petroleum Corp.	717,076	59,165,941
Williams Companies, Inc.	515,404	10,179,229
		545,751,152
TOTAL ENERGY		653,490,722
FINANCIALS - 15.9%
Capital Markets - 2.4%
Bank of New York Mellon Corp.	1,067,019	29,022,917
Goldman Sachs Group, Inc.	464,757	67,045,845
Morgan Stanley	1,234,716	33,473,151
		129,541,913
Commercial Banks - 3.3%
Regions Financial Corp.	1,053,282	8,036,542
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp, Delaware	1,689,780	$ 40,487,129
Wells Fargo & Co.	4,575,347	131,266,705
		179,790,376
Consumer Finance - 1.1%
American Express Co.	1,056,887	42,138,085
Capital One Financial Corp.	402,092	16,606,400
		58,744,485
Diversified Financial Services - 6.4%
Bank of America Corp.	8,859,741	139,452,323
Citigroup, Inc. (a)	17,353,014	68,717,935
JPMorgan Chase & Co.	3,508,755	138,876,523
NYSE Euronext	230,502	6,608,492
		353,655,273
Insurance - 2.7%
Allstate Corp.	473,872	14,514,699
Berkshire Hathaway, Inc. Class B (a)(c)	1,461,518	103,110,095
MetLife, Inc.	723,402	29,290,547
		146,915,341
TOTAL FINANCIALS		868,647,388
HEALTH CARE - 11.1%
Biotechnology - 1.3%
Amgen, Inc. (a)	864,869	44,782,917
Gilead Sciences, Inc. (a)	797,818	28,657,623
		73,440,540
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	532,246	22,476,749
Medtronic, Inc.	975,571	38,222,872
		60,699,621
Health Care Providers & Services - 0.6%
UnitedHealth Group, Inc.	1,022,273	29,717,476
Pharmaceuticals - 8.1%
Abbott Laboratories	1,371,213	65,214,890
Bristol-Myers Squibb Co.	1,513,839	35,136,203
Johnson & Johnson	2,430,357	141,689,813
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	2,751,286	$ 92,690,825
Pfizer, Inc.	7,127,332	108,549,266
		443,280,997
TOTAL HEALTH CARE		607,138,634
INDUSTRIALS - 9.6%
Aerospace & Defense - 3.5%
General Dynamics Corp.	340,653	23,130,339
Honeywell International, Inc.	675,212	28,878,817
Lockheed Martin Corp.	278,509	22,258,439
Raytheon Co.	334,787	17,546,187
The Boeing Co.	668,521	42,905,678
United Technologies Corp.	826,992	55,722,721
		190,442,181
Air Freight & Logistics - 1.4%
FedEx Corp.	276,350	23,072,462
United Parcel Service, Inc. Class B	876,835	55,030,165
		78,102,627
Industrial Conglomerates - 3.7%
3M Co.	628,566	49,851,569
General Electric Co.	9,423,028	154,066,508
		203,918,077
Machinery - 0.6%
Caterpillar, Inc. (c)	551,722	33,522,629
Road & Rail - 0.4%
Norfolk Southern Corp.	326,460	18,431,932
TOTAL INDUSTRIALS		524,417,446
INFORMATION TECHNOLOGY - 21.6%
Communications Equipment - 3.1%
Cisco Systems, Inc. (a)	5,056,583	117,110,462
QUALCOMM, Inc.	1,484,220	52,778,863
		169,889,325
Computers & Peripherals - 6.5%
Apple, Inc. (a)	800,833	205,942,214
Dell, Inc. (a)	1,520,655	20,270,331
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
EMC Corp. (a)	1,812,858	$ 33,755,416
Hewlett-Packard Co.	2,079,005	95,655,020
		355,622,981
Internet Software & Services - 1.9%
Google, Inc. Class A (a)	213,426	103,550,027
IT Services - 2.9%
International Business Machines Corp.	1,147,211	143,699,650
MasterCard, Inc. Class A	85,235	17,197,866
		160,897,516
Office Electronics - 0.2%
Xerox Corp.	1,193,957	11,115,740
Semiconductors & Semiconductor Equipment - 2.4%
Intel Corp.	4,878,507	104,497,620
Texas Instruments, Inc. (c)	1,096,771	26,783,148
		131,280,768
Software - 4.6%
Microsoft Corp.	6,738,683	173,858,021
Oracle Corp.	3,452,004	77,911,730
		251,769,751
TOTAL INFORMATION TECHNOLOGY		1,184,126,108
MATERIALS - 2.3%
Chemicals - 1.5%
Dow Chemical Co.	1,015,879	27,337,304
E.I. du Pont de Nemours & Co. (c)	798,223	28,871,726
Monsanto Co.	481,910	24,514,762
		80,723,792
Metals & Mining - 0.7%
Alcoa, Inc. (c)	901,055	10,488,280
Freeport-McMoRan Copper & Gold, Inc.	415,078	29,076,214
		39,564,494
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	186,660	7,947,983
TOTAL MATERIALS		128,236,269
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	5,212,403	$ 126,661,393
Verizon Communications, Inc. (c)	2,504,366	68,920,152
		195,581,545
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)(c)	2,629,436	13,489,007
TOTAL TELECOMMUNICATION SERVICES		209,070,552
UTILITIES - 1.3%
Electric Utilities - 1.3%
American Electric Power Co., Inc.	422,193	13,493,288
Entergy Corp.	167,091	12,543,521
Exelon Corp.	582,785	22,495,501
Southern Co.	724,510	23,691,477
		72,223,787
TOTAL COMMON STOCKS (Cost $6,979,789,832)		5,453,676,241
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.29% to 0.47% 6/3/10 to 12/16/10 (d) (Cost $5,496,511)	$ 5,500,000	5,498,519
Money Market Funds - 4.3%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (e)	5,138,204	$ 5,138,204
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	229,002,625	229,002,625
TOTAL MONEY MARKET FUNDS (Cost $234,140,829)		234,140,829
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $7,219,427,172)		5,693,315,589
NET OTHER ASSETS - (3.9)%		(213,961,693)
NET ASSETS - 100%		$ 5,479,353,896
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
44 CME E-mini S&P 500 Index Contracts	June 2010	$ 2,394,700	$ (125,991)
79 CME S&P 500 Index Contracts	June 2010	21,497,875	(291,504)
TOTAL EQUITY INDEX CONTRACTS		$ 23,892,575	$ (417,495)
The face value of futures purchased as a percentage of net assets - 0.4%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,199,468.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,951
Fidelity Securities Lending Cash Central Fund	152,901
Total	$ 175,852
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 440,869,495	$ 440,869,495	$ -	$ -
Consumer Staples	765,455,840	765,455,840	-	-
Energy	653,490,722	653,490,722	-	-
Financials	868,647,388	868,647,388	-	-
Health Care	607,138,634	607,138,634	-	-
Industrials	524,417,446	524,417,446	-	-
Information Technology	1,184,126,108	1,184,126,108	-	-
Materials	128,236,269	128,236,269	-	-
Telecommunication Services	209,070,552	209,070,552	-	-
Utilities	72,223,787	72,223,787	-	-
U.S. Government and Government Agency Obligations	5,498,519	-	5,498,519	-
Money Market Funds	234,140,829	234,140,829	-	-
Total Investments in Securities:	$ 5,693,315,589	$ 5,687,817,070	$ 5,498,519	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (417,495)	$ (417,495)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of May 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (417,495)
Total Value of Derivatives	$ -	$ (417,495)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $505,483,294 of which $2,126,258, $83,145,934 and $420,211,102 will expire on November 30, 2015, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The fund intends to elect to defer to its fiscal year ending November 30, 2010 approximately $22,029,238 of losses recognized during the period November 1, 2009 to November 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $217,706,601) - See accompanying schedule: Unaffiliated issuers (cost $6,985,286,343)	$ 5,459,174,760
Fidelity Central Funds (cost $234,140,829)	234,140,829
Total Investments (cost $7,219,427,172)		$ 5,693,315,589
Receivable for investments sold		446,431
Receivable for fund shares sold		3,863,931
Dividends receivable		14,769,309
Distributions receivable from Fidelity Central Funds		15,436
Total assets		5,712,410,696

Liabilities
Payable for fund shares redeemed	2,821,952
Accrued management fee	951,713
Payable for daily variation on futures contracts	280,510
Collateral on securities loaned, at value	229,002,625
Total liabilities		233,056,800

Net Assets		$ 5,479,353,896
Net Assets consist of:
Paid in capital		$ 7,696,705,902
Undistributed net investment income		47,908,655
Accumulated undistributed net realized gain (loss) on investments		(738,731,584)
Net unrealized appreciation (depreciation) on investments		(1,526,529,077)
Net Assets, for 714,109,648 shares outstanding		$ 5,479,353,896
Net Asset Value, offering price and redemption price per share ($5,479,353,896 ÷ 714,109,648 shares)		$ 7.67

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 61,695,990
Interest		19,108
Income from Fidelity Central Funds		175,852
Total income		61,890,950

Expenses
Management fee	$ 5,895,159
Independent trustees' compensation	16,010
Interest	6,919
Miscellaneous	11,773
Total expenses before reductions	5,929,861
Expense reductions	(9)	5,929,852
Net investment income (loss)		55,961,098
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(178,510,234)
Futures contracts	923,781
Capital gain distributions from Fidelity Central Funds	2,712
Total net realized gain (loss)		(177,583,741)
Change in net unrealized appreciation (depreciation) on: Investment securities	(10,312,615)
Futures contracts	(2,462,020)
Total change in net unrealized appreciation (depreciation)		(12,774,635)
Net gain (loss)		(190,358,376)
Net increase (decrease) in net assets resulting from operations		$ (134,397,278)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 55,961,098	$ 135,839,342
Net realized gain (loss)	(177,583,741)	(442,010,081)
Change in net unrealized appreciation (depreciation)	(12,774,635)	1,354,038,244
Net increase (decrease) in net assets resulting from operations	(134,397,278)	1,047,867,505
Distributions to shareholders from net investment income	(130,745,785)	(152,513,329)
Share transactions Proceeds from sales of shares	935,437,698	749,971,579
Reinvestment of distributions	130,745,785	152,513,329
Cost of shares redeemed	(1,160,365,428)	(1,176,661,415)
Net increase (decrease) in net assets resulting from share transactions	(94,181,945)	(274,176,507)
Total increase (decrease) in net assets	(359,325,008)	621,177,669

Net Assets
Beginning of period	5,838,678,904	5,217,501,235
End of period (including undistributed net investment income of $47,908,655 and undistributed net investment income of $122,693,342, respectively)	$ 5,479,353,896	$ 5,838,678,904
Other Information Shares
Sold	116,168,004	107,575,612
Issued in reinvestment of distributions	16,508,306	23,355,793
Redeemed	(143,916,436)	(168,153,109)
Net increase (decrease)	(11,240,126)	(37,221,704)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.05	$ 6.84	$ 10.79	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.18	.22	.15
Net realized and unrealized gain (loss)	(.28)	1.23	(4.06)	.64
Total from investment operations	(.20)	1.41	(3.84)	.79
Distributions from net investment income	(.18)	(.20)	(.11)	-
Net asset value, end of period	$ 7.67	$ 8.05	$ 6.84	$ 10.79
Total Return B, C	(2.56)%	21.29%	(35.95)%	7.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.20% A	.20%	.20%	.20% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.19%	.19% A
Net investment income (loss)	1.89% A	2.64%	2.38%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,479,354	$ 5,838,679	$ 5,217,501	$ 6,400,763
Portfolio turnover rate F	7% A	18%	6%	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 29, 2007 (commencement of operations) to November 30, 2007.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

1. Organization.

Fidelity Series 100 Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are

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3. Significant Accounting Policies - continued

Security Valuation - continued

categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, contributions in kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 240,942,989
Gross unrealized depreciation	(1,778,599,507)
Net unrealized appreciation (depreciation)	$ (1,537,656,518)
Tax cost	$ 7,230,972,107

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

During the period the Fidelity Series 100 Index Fund recognized net realized gain (loss) of $923,781 and a change in net unrealized appreciation (depreciation) of $(2,462,020) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

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Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $212,230,329 and $368,396,605, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 28,683,850.43%		$ 6,919

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11,773 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

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8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $152,901.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $9.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank, N.A.

New York, NY

HUN-SANN-0710
1.842446.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 27, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 27, 2010